UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center

Minneapolis, MN 55474

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report April 30, 2014

Columbia Absolute Return Currency and Income Fund

President’s Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy continued to recover at a slow but steady pace during the first quarter of 2014, supported by solid manufacturing activity, reasonable job growth and continued gains for the housing market. Industrial production was robust, buoyed by strong demand for autos and related parts. After a disappointing January, job growth picked up, which helped boost consumer confidence. Housing data was somewhat mixed, as harsh weather and higher mortgage rates put a damper on sales, while lower inventories helped prices trend higher. The Federal Reserve (the Fed) announced further reductions to its monthly asset purchases and reassured the markets that it would not make any significant changes to monetary policy until it was satisfied that the labor market was on solid ground. Despite mostly good news on the economic front, the broad financial markets recorded only modest gains, as bitter winter weather at home and mounting tensions between Russia and Western allies prompted investor caution.

Investors braced for higher interest rates, but long-term yields declined and the fixed-income markets were surprisingly resilient in the face of stable-to-improving economic data. Risk-on trading continued during the quarter as the higher yielding sectors of the fixed-income markets generally fared well. Emerging-market bonds, long-term U.S. Treasuries and sovereign debt were among the strongest performers, as were Treasury Inflation Protected Securities. Municipal bonds delivered solid gains, especially high-yield municipals, which benefited from continued improvement in state finances.

Against this backdrop, the broad bond market, as measured by the Barclays U.S. Aggregate Bond Index, edged out the broad stock market, as measured by the Standard & Poor’s 500 Index, with gains of 1.84% vs. 1.81%, respectively. As indicated late last year, the Fed began tapering its monthly asset purchase program and announced further reductions. New Fed chair Janet Yellen reassured investors the Fed was committed to keeping short-term borrowing rates low into 2015.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Absolute Return Currency and Income Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Absolute Return Currency and Income Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Absolute Return Currency and Income Fund (the Fund) Class A shares returned -2.97% excluding sales charges for the six-month period that ended April 30, 2014.

>	The Fund underperformed its benchmark, the Citigroup 3-Month U.S. Treasury Bill Index, which returned 0.02% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	06/15/06
Excluding sales charges		-2.97	-5.87	-0.23	1.13
Including sales charges		-5.87	-8.69	-0.83	0.74
Class B	06/15/06
Excluding sales charges		-3.31	-6.60	-0.97	0.41
Including sales charges		-8.14	-11.27	-1.36	0.41
Class C	06/15/06
Excluding sales charges		-3.31	-6.60	-0.97	0.41
Including sales charges		-4.28	-7.54	-0.97	0.41
Class I	06/15/06	-2.80	-5.54	0.25	1.59
Class R4*	03/19/13	-2.91	-5.65	-0.16	1.18
Class W*	12/01/06	-2.99	-5.89	-0.29	1.07
Class Y*	02/28/13	-2.71	-5.45	-0.12	1.20
Class Z*	09/27/10	-2.91	-5.65	0.03	1.27
Citigroup 3-Month U.S. Treasury Bill Index		0.02	0.04	0.09	1.21	**

Returns for Class A are shown with and without the maximum initial sales charge of 3.00% Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

**	Since June 30, 2006.

The Citigroup 3-month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Absolute Return Currency and Income Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at April 30, 2014)
Asset-Backed Securities — Non Agency	1.9
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	98.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds (amounting to $48.8 million) which have been segregated to cover obligations related to the Fund’s investment in derivatives which provides exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Quality Breakdown (%) (at April 30, 2014)

AAA rating	100.0
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody’s, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona

Portfolio Management

Nicholas Pifer, CFA

Semiannual Report 2014	3

Columbia Absolute Return Currency and Income Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2013 – April 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	970.30	1,016.56	8.11	8.30	1.66
Class B	1,000.00	1,000.00	966.90	1,012.84	11.75	12.03	2.41
Class C	1,000.00	1,000.00	966.90	1,012.84	11.75	12.03	2.41
Class I	1,000.00	1,000.00	972.00	1,018.60	6.11	6.26	1.25
Class R4	1,000.00	1,000.00	970.90	1,017.75	6.94	7.10	1.42
Class W	1,000.00	1,000.00	970.10	1,016.56	8.11	8.30	1.66
Class Y	1,000.00	1,000.00	972.90	1,018.55	6.16	6.31	1.26
Class Z	1,000.00	1,000.00	970.90	1,017.80	6.89	7.05	1.41

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2014

Columbia Absolute Return Currency and Income Fund

Portfolio of Investments

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Asset-Backed Securities — Non-Agency 1.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northstar Education Finance, Inc. Series 2007-1 Class A2(a)
01/29/46	0.985%	750,000	746,522

SLM Student Loan Trust Series 2007-2 Class A2(a)
07/25/17	0.229%	210,769	210,371

Total Asset-Backed Securities — Non-Agency
(Cost: $957,260)			956,893

Money Market Funds 97.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.092%(b)(c)	48,842,961	48,842,961

Total Money Market Funds
(Cost: $48,842,961)		48,842,961

Total Investments
(Cost: $49,800,221)		49,799,854

Other Assets & Liabilities, Net		101,634

Net Assets		49,901,488

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at April 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Citigroup Global Markets Inc.	5/21/2014	13,021,000 CHF	14,815,953 USD	18,700	—

Citigroup Global Markets Inc.	5/21/2014	6,565,000 CHF	7,456,101 USD	—	(4,460)

UBS Securities LLC	5/21/2014	10,720,000 EUR	14,839,910 USD	—	(31,795)

Citigroup Global Markets Inc.	5/21/2014	22,070,000 GBP	36,920,973 USD	—	(336,260)

Barclays Bank PLC	5/21/2014	22,283,749 USD	24,580,000 CAD	131,618	—

HSBC Securities (USA), Inc.	5/21/2014	37,111,328 USD	222,904,000 NOK	358,241	—

HSBC Securities (USA), Inc.	5/21/2014	14,780,069 USD	97,033,000 SEK	137,703	—

Total				646,262	(372,515)

Notes to Portfolio of Investments

(a)	Variable rate security.

(b)	The rate shown is the seven-day current annualized yield at April 30, 2014.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	89,933,495	57,622,162	(98,712,696)	48,842,961	26,778	48,842,961

Currency Legend

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Absolute Return Currency and Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Absolute Return Currency and Income Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Asset-Backed Securities — Non-Agency	—	956,893	—	956,893

Total Bonds	—	956,893	—	956,893

Mutual Funds

Money Market Funds	48,842,961	—	—	48,842,961

Total Mutual Funds	48,842,961	—	—	48,842,961

Investments in Securities	48,842,961	956,893	—	49,799,854

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	646,262	—	646,262

Liabilities

Forward Foreign Currency Exchange Contracts	—	(372,515)	—	(372,515)

Total	48,842,961	1,230,640	—	50,073,601

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Absolute Return Currency and Income Fund

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $957,260)	$956,893

Affiliated issuers (identified cost $48,842,961)	48,842,961

Total investments (identified cost $49,800,221)	49,799,854

Unrealized appreciation on forward foreign currency exchange contracts	646,262

Receivable for:

Investments sold	335,905

Dividends	3,641

Interest	69

Expense reimbursement due from Investment Manager	62

Prepaid expenses	795

Other assets	28,430

Total assets	50,815,018

Liabilities

Unrealized depreciation on forward foreign currency exchange contracts	372,515

Payable for:

Investments purchased	478,026

Capital shares purchased	15,244

Investment management fees	1,210

Distribution and/or service fees	143

Transfer agent fees	2,591

Administration fees	109

Compensation of board members	18,083

Other expenses	25,609

Total liabilities	913,530

Net assets applicable to outstanding capital stock	$49,901,488

Represented by

Paid-in capital	$54,381,190

Excess of distributions over net investment income	(1,213,204)

Accumulated net realized loss	(3,539,878)

Unrealized appreciation (depreciation) on:

Investments	(367)

Forward foreign currency exchange contracts	273,747

Total — representing net assets applicable to outstanding capital stock	$49,901,488

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Absolute Return Currency and Income Fund

Statement of Assets and Liabilities (continued)

April 30, 2014 (Unaudited)

Class A

Net assets	$14,335,656

Shares outstanding	1,515,341

Net asset value per share	$9.46

Maximum offering price per share(a)	$9.75

Class B

Net assets	$97,397

Shares outstanding	10,750

Net asset value per share	$9.06

Class C

Net assets	$1,523,744

Shares outstanding	168,335

Net asset value per share	$9.05

Class I

Net assets	$29,254,715

Shares outstanding	3,010,247

Net asset value per share	$9.72

Class R4

Net assets	$9,984

Shares outstanding	1,031

Net asset value per share	$9.68

Class W

Net assets	$96,513

Shares outstanding	10,241

Net asset value per share	$9.42

Class Y

Net assets	$9,993

Shares outstanding	1,030

Net asset value per share(b)	$9.71

Class Z

Net assets	$4,573,486

Shares outstanding	472,338

Net asset value per share	$9.68

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Absolute Return Currency and Income Fund

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	26,778

Interest	33,068

Total income	59,846

Expenses:

Investment management fees	261,179

Distribution and/or service fees

Class A	20,419

Class B	726

Class C	10,038

Class W	132

Transfer agent fees

Class A	14,724

Class B	130

Class C	1,808

Class R4	3

Class W	95

Class Z	3,608

Administration fees	23,477

Compensation of board members	6,921

Custodian fees	3,477

Printing and postage fees	9,481

Registration fees	52,666

Professional fees	16,596

Other	5,247

Total expenses	430,727

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(13,882)

Total net expenses	416,845

Net investment loss	(356,999)

Net realized gain (loss) on:

Forward foreign currency exchange contracts	(2,227,480)

Net realized loss	(2,227,480)

Net change in unrealized appreciation (depreciation) on:

Investments	(27,864)

Forward foreign currency exchange contracts	(83,655)

Net change in unrealized appreciation (depreciation)	(111,519)

Net realized and unrealized loss	(2,338,999)

Net decrease in net assets from operations	$(2,695,998)

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Absolute Return Currency and Income Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations

Net investment loss	$(356,999)	$(999,372)

Net realized loss	(2,227,480)	(1,268,842)

Net change in unrealized appreciation (depreciation)	(111,519)	401,482

Net decrease in net assets resulting from operations	(2,695,998)	(1,866,732)

Distributions to shareholders

Net investment income

Net realized gains

Class A	—	(669,389)

Class B	—	(9,970)

Class C	—	(70,481)

Class I	—	(1,113,563)

Class W	—	(259,616)

Class Z	—	(208,068)

Total distributions to shareholders	—	(2,331,087)

Increase (decrease) in net assets from capital stock activity	(40,056,831)	(4,902,447)

Total decrease in net assets	(42,752,829)	(9,100,266)

Net assets at beginning of period	92,654,317	101,754,583

Net assets at end of period	$49,901,488	$92,654,317

Excess of distributions over net investment income	$(1,213,204)	$(856,205)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Absolute Return Currency and Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(c)	66,176	623,996	337,739	3,386,370

Distributions reinvested	—	—	65,824	664,824

Redemptions	(607,046)	(5,699,958)	(1,359,683)	(13,561,041)

Net decrease	(540,870)	(5,075,962)	(956,120)	(9,509,847)

Class B shares

Subscriptions	—	—	3,699	35,161

Distributions reinvested	—	—	1,020	9,970

Redemptions(c)	(9,387)	(83,751)	(30,683)	(294,242)

Net decrease	(9,387)	(83,751)	(25,964)	(249,111)

Class C shares

Subscriptions	11,329	101,594	118,062	1,138,261

Distributions reinvested	—	—	5,857	57,161

Redemptions	(96,493)	(857,749)	(162,383)	(1,553,092)

Net decrease	(85,164)	(756,155)	(38,464)	(357,670)

Class I shares

Subscriptions	213,943	2,087,295	2,316,135	23,475,791

Distributions reinvested	—	—	107,985	1,113,328

Redemptions	(3,729,438)	(36,223,752)	(464,681)	(4,730,222)

Net increase (decrease)	(3,515,495)	(34,136,457)	1,959,439	19,858,897

Class R4 shares

Subscriptions	788	7,700	243	2,500

Net increase	788	7,700	243	2,500

Class W shares

Subscriptions	568	5,400	119,587	1,213,917

Distributions reinvested	—	—	25,744	259,500

Redemptions	(2,986)	(27,725)	(1,204,372)	(11,996,570)

Net decrease	(2,418)	(22,325)	(1,059,041)	(10,523,153)

Class Y shares

Subscriptions	786	7,696	244	2,500

Net increase	786	7,696	244	2,500

Class Z shares

Subscriptions	150,065	1,427,525	242,724	2,475,435

Distributions reinvested	—	—	8,582	88,392

Redemptions	(146,931)	(1,425,102)	(660,942)	(6,690,390)

Net increase (decrease)	3,134	2,423	(409,636)	(4,126,563)

Total net decrease	(4,148,626)	(40,056,831)	(529,299)	(4,902,447)

(a)	Class R4 shares are for the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b)	Class Y shares are for the period from February 28, 2013 (commencement of operations) to October 31, 2013.

(c)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Absolute Return Currency and Income Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2014		Year Ended October 31,
Class A	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$9.75		$10.21	$9.95	$10.00	$9.93	$9.97

Income from investment operations:

Net investment loss	(0.07)		(0.13)	(0.12)	(0.15)	(0.12)	(0.08)

Net realized and unrealized gain (loss)	(0.22)		(0.09)	0.38	0.10	0.19	0.09

Total from investment operations	(0.29)		(0.22)	0.26	(0.05)	0.07	0.01

Less distributions to shareholders:

Net investment income	—		—	—	—	—	(0.00	)(a)

Net realized gains	—		(0.24)	—	—	—	(0.05)

Total distributions to shareholders	—		(0.24)	—	—	—	(0.05)

Net asset value, end of period	$9.46		$9.75	$10.21	$9.95	$10.00	$9.93

Total return	(2.97%)		(2.28%)	2.61%	(0.50%)	0.71%	0.15%

Ratios to average net assets(b)

Total gross expenses	1.75	%(c)	1.68%	1.65%	1.73%	1.47%	1.38%

Total net expenses(d)	1.66	%(c)	1.48%	1.42%	1.73%	1.47%	1.38%

Net investment loss	(1.46	%)(c)	(1.29%)	(1.18%)	(1.48%)	(1.19%)	(0.83%)

Supplemental data

Net assets, end of period (in thousands)	$14,336		$20,050	$30,758	$40,755	$62,209	$114,238

Portfolio turnover	0%		0%	0%	0%	0%	16%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Absolute Return Currency and Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class B	(Unaudited)		2013	2012	2011	2010		2009
Per share data
Net asset value, beginning of period	$9.37		$9.90	$9.72	$9.85	$9.85		$9.96

Income from investment operations:

Net investment loss	(0.10)		(0.20)	(0.19)	(0.22)	(0.19)		(0.16)

Net realized and unrealized gain (loss)	(0.21)		(0.09)	0.37	0.09	0.19		0.10

Total from investment operations	(0.31)		(0.29)	0.18	(0.13)	—		(0.06)

Less distributions to shareholders:

Net realized gains	—		(0.24)	—	—	—		(0.05)

Total distributions to shareholders	—		(0.24)	—	—	—		(0.05)

Net asset value, end of period	$9.06		$9.37	$9.90	$9.72	$9.85		$9.85

Total return	(3.31%)		(3.08%)	1.85%	(1.32%)	0.00	%(a)	(0.56%)

Ratios to average net assets(b)

Total gross expenses	2.49	%(c)	2.46%	2.39%	2.47%	2.23%		2.14%

Total net expenses(d)	2.41	%(c)	2.23%	2.17%	2.47%	2.23%		2.14%

Net investment loss	(2.21	%)(c)	(2.04%)	(1.93%)	(2.21%)	(1.95%)		(1.59%)

Supplemental data

Net assets, end of period (in thousands)	$97		$189	$456	$698	$1,006		$2,026

Portfolio turnover	0%		0%	0%	0%	0%		16%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Absolute Return Currency and Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class C	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$9.36		$9.89	$9.71	$9.83	$9.84	$9.95

Income from investment operations:

Net investment loss	(0.10)		(0.20)	(0.19)	(0.22)	(0.19)	(0.16)

Net realized and unrealized gain (loss)	(0.21)		(0.09)	0.37	0.10	0.18	0.10

Total from investment operations	(0.31)		(0.29)	0.18	(0.12)	(0.01)	(0.06)

Less distributions to shareholders:

Net realized gains	—		(0.24)	—	—	—	(0.05)

Total distributions to shareholders	—		(0.24)	—	—	—	(0.05)

Net asset value, end of period	$9.05		$9.36	$9.89	$9.71	$9.83	$9.84

Total return	(3.31%)		(3.08%)	1.85%	(1.22%)	(0.10%)	(0.56%)

Ratios to average net assets(a)

Total gross expenses	2.49	%(b)	2.42%	2.39%	2.48%	2.22%	2.14%

Total net expenses(c)	2.41	%(b)	2.23%	2.16%	2.48%	2.22%	2.14%

Net investment loss	(2.21	%)(b)	(2.05%)	(1.92%)	(2.23%)	(1.94%)	(1.60%)

Supplemental data

Net assets, end of period (in thousands)	$1,524		$2,374	$2,887	$3,333	$4,703	$7,609

Portfolio turnover	0%		0%	0%	0%	0%	16%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Absolute Return Currency and Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class I	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$10.00		$10.42	$10.11	$10.09	$9.98	$9.98

Income from investment operations:

Net investment loss	(0.05)		(0.09)	(0.07)	(0.08)	(0.08)	(0.04)

Net realized and unrealized gain (loss)	(0.23)		(0.09)	0.38	0.10	0.19	0.10

Total from investment operations	(0.28)		(0.18)	0.31	0.02	0.11	0.06

Less distributions to shareholders:

Net investment income	—		—	—	—	—	(0.01)

Net realized gains	—		(0.24)	—	—	—	(0.05)

Total distributions to shareholders	—		(0.24)	—	—	—	(0.06)

Net asset value, end of period	$9.72		$10.00	$10.42	$10.11	$10.09	$9.98

Total return	(2.80%)		(1.84%)	3.07%	0.20%	1.10%	0.56%

Ratios to average net assets(a)

Total gross expenses	1.28	%(b)	1.16%	1.14%	1.05%	1.07%	1.01%

Total net expenses(c)	1.25	%(b)	1.08%	0.91%	1.05%	1.07%	1.01%

Net investment loss	(1.05	%)(b)	(0.90%)	(0.68%)	(0.84%)	(0.79%)	(0.40%)

Supplemental data

Net assets, end of period (in thousands)	$29,255		$65,238	$47,585	$67,660	$38,718	$28,926

Portfolio turnover	0%		0%	0%	0%	0%	16%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Absolute Return Currency and Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class R4	(Unaudited)		2013(a)
Per share data
Net asset value, beginning of period	$9.97		$10.28

Income from investment operations:

Net investment loss	(0.06)		(0.06)

Net realized and unrealized loss	(0.23)		(0.25)

Total from investment operations	(0.29)		(0.31)

Net asset value, end of period	$9.68		$9.97

Total return	(2.91%)		(3.02%)

Ratios to average net assets(b)

Total gross expenses	1.49	%(c)	1.19	%(c)

Total net expenses(d)	1.42	%(c)	1.19	%(c)

Net investment loss	(1.19	%)(c)	(1.03	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$10		$2

Portfolio turnover	0%		0%

Notes to Financial Highlights

(a) For the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d) Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Absolute Return Currency and Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class W	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$9.71		$10.19	$9.94	$9.99	$9.92	$9.97

Income from investment operations:

Net investment loss	(0.07)		(0.12)	(0.14)	(0.15)	(0.12)	(0.08)

Net realized and unrealized gain (loss)	(0.22)		(0.12)	0.39	0.10	0.19	0.08

Total from investment operations	(0.29)		(0.24)	0.25	(0.05)	0.07	—

Less distributions to shareholders:

Net realized gains	—		(0.24)	—	—	—	(0.05)

Total distributions to shareholders	—		(0.24)	—	—	—	(0.05)

Net asset value, end of period	$9.42		$9.71	$10.19	$9.94	$9.99	$9.92

Total return	(2.99%)		(2.49%)	2.52%	(0.50%)	0.71%	0.04%

Ratios to average net assets(a)

Total gross expenses	1.75	%(b)	1.83%	1.83%	1.71%	1.51%	1.46%

Total net expenses(c)	1.66	%(b)	1.33%	1.62%	1.71%	1.51%	1.46%

Net investment loss	(1.46	%)(b)	(1.13%)	(1.38%)	(1.46%)	(1.23%)	(0.86%)

Supplemental data

Net assets, end of period (in thousands)	$97		$123	$10,922	$24,171	$63,369	$87,000

Portfolio turnover	0%		0%	0%	0%	0%	16%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Absolute Return Currency and Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class Y	(Unaudited)		2013(a)
Per share data
Net asset value, beginning of period	$9.98		$10.25

Income from investment operations

Net investment loss	(0.05)		(0.07)

Net realized and unrealized loss	(0.22)		(0.20)

Total from investment operations	(0.27)		(0.27)

Net asset value, end of period	$9.71		$9.98

Total return	(2.71%)		(2.63%)

Ratios to average net assets(b)

Total gross expenses	1.30	%(c)	1.20	%(c)

Total net expenses(d)	1.26	%(c)	1.20	%(c)

Net investment income	(1.04	%)(c)	(1.04	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$10		$2

Portfolio turnover	0%		0%

Notes to Financial Highlights

(a)	For the period from February 28, 2013 (commencement of operations) to October 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Absolute Return Currency and Income Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class Z	(Unaudited)		2013	2012	2011	2010(a)
Per share data
Net asset value, beginning of period	$9.97		$10.41	$10.11	$10.09	$10.18

Income from investment operations:

Net investment loss	(0.06)		(0.11)	(0.09)	(0.10)	(0.01)

Net realized and unrealized gain (loss)	(0.23)		(0.09)	0.39	0.12	(0.08)

Total from investment operations	(0.29)		(0.20)	0.30	0.02	(0.09)

Less distributions to shareholders:

Net realized gains	—		(0.24)	—	—	—

Total distributions to shareholders	—		(0.24)	—	—	—

Net asset value, end of period	$9.68		$9.97	$10.41	$10.11	$10.09

Total return	(2.91%)		(2.04%)	2.97%	0.20%	(0.88%)

Ratios to average net assets(b)

Total gross expenses	1.50	%(c)	1.45%	1.34%	1.15%	1.54	%(c)

Total net expenses(d)	1.41	%(c)	1.24%	1.09%	1.15%	1.54	%(c)

Net investment loss	(1.21	%)(c)	(1.05%)	(0.85%)	(0.95%)	(1.20	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$4,573		$4,677	$9,146	$6,079	$14

Portfolio turnover	0%		0%	0%	0%	0%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia Absolute Return Currency and Income Fund

Notes to Financial Statements

April 30, 2014 (Unaudited)

Note 1. Organization

Columbia Absolute Return Currency and Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Semiannual Report 2014	21

Columbia Absolute Return Currency and Income Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the

22	Semiannual Report 2014

Columbia Absolute Return Currency and Income Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are typically intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange to shift investment exposure from one currency to another and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2014:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(b)
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	646,262	646,262	—	18,700	—	—	(18,700)

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount ($)(d)
				Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	372,515	372,515	—	18,700	—	—	(18,700)

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d)	Represents the net amount due to counterparties in the event of default.

Semiannual Report 2014	23

Columbia Absolute Return Currency and Income Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at April 30, 2014:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	646,262

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	372,515

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended April 30, 2014:

Amount of Realized Gain (Loss) on Derivatives
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(2,227,480)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(83,655)

The following table is a summary of the average outstanding volume by derivative instrument for the period ended April 30, 2014.

Derivative Instrument	Average unrealized appreciation($)*	Average unrealized depreciation($)*
Forward foreign currency exchange contracts	832,028	(1,165,525)

*	Based on ending quarterly outstanding amounts for the period ending April 30, 2014

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of

24	Semiannual Report 2014

Columbia Absolute Return Currency and Income Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.89% to 0.70% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2014 was 0.89% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2014 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2014, other expenses paid to this company were $700.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended April 30, 2014, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R4	0.19
Class W	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2014, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of

Semiannual Report 2014	25

Columbia Absolute Return Currency and Income Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $42,000 and $21,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,855 for Class A and $479 for Class C shares for the six months ended April 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	March 1, 2014 through February 28, 2015 (%)	Prior to March 1, 2014 (%)
Class A	1.66	1.69
Class B	2.41	2.44
Class C	2.41	2.44
Class I	1.28	1.24
Class R4	1.41	1.44
Class W	1.66	1.69
Class Y	1.28	1.24
Class Z	1.41	1.44

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2014, the cost of investments for federal income tax purposes was approximately $49,800,221 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$64
Unrealized depreciation	(431)
Net unrealized depreciation	$(367)

The following capital loss carryforward, determined as of October 31, 2013, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	375,914
Unlimited long-term	579,082
Total	954,996

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $841,308 as arising on November 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally,

26	Semiannual Report 2014

Columbia Absolute Return Currency and Income Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $0 and $1,686,866, respectively, for the six months ended April 30, 2014.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At April 30, 2014, affiliated shareholders of record owned 73.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended April 30, 2014.

Note 9. Significant Risks

Counterparty Risk

Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the Investment Manager.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Foreign Currency Risk

The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

Geographic Concentration Risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluation could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

Money Market Fund Investment Risk

An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is

Semiannual Report 2014	27

Columbia Absolute Return Currency and Income Fund

Notes to Financial Statements (continued)

April 30, 2014

possible for the Fund to lose money by investing in money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

28	Semiannual Report 2014

Columbia Absolute Return Currency and Income Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Absolute Return Currency and Income Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of

Semiannual Report 2014	29

Columbia Absolute Return Currency and Income Fund

Approval of Investment Management Services Agreement (continued)

analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as a recent modification to the Fund’s principal investment strategies) had been taken or are contemplated to help improve the Fund’s performance.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe’s median expense ratio. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) a 2013 report provided to the Board by an independent consulting firm, Bobroff Consulting, concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

30	Semiannual Report 2014

Columbia Absolute Return Currency and Income Fund

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Semiannual Report 2014	31

Columbia Absolute Return Currency and Income Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

32	Semiannual Report 2014

Columbia Absolute Return Currency and Income Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	33

Columbia Absolute Return Currency and Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR104_10_D01_(06/14)

Semiannual Report April 30, 2014

Columbia Asia Pacific ex-Japan Fund

President’s Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy continued to recover at a slow but steady pace during the first quarter of 2014, supported by solid manufacturing activity, reasonable job growth and continued gains for the housing market. Industrial production was robust, buoyed by strong demand for autos and related parts. After a disappointing January, job growth picked up, which helped boost consumer confidence. Housing data was somewhat mixed, as harsh weather and higher mortgage rates put a damper on sales, while lower inventories helped prices trend higher. The Federal Reserve (the Fed) announced further reductions to its monthly asset purchases and reassured the markets that it would not make any significant changes to monetary policy until it was satisfied that the labor market was on solid ground. Despite mostly good news on the economic front, the broad financial markets recorded only modest gains, as bitter winter weather at home and mounting tensions between Russia and Western allies prompted investor caution.

Investors braced for higher interest rates, but long-term yields declined and the fixed-income markets were surprisingly resilient in the face of stable-to-improving economic data. Risk-on trading continued during the quarter as the higher yielding sectors of the fixed-income markets generally fared well. Emerging-market bonds, long-term U.S. Treasuries and sovereign debt were among the strongest performers, as were Treasury Inflation Protected Securities. Municipal bonds delivered solid gains, especially high-yield municipals, which benefited from continued improvement in state finances.

Against this backdrop, the broad bond market, as measured by the Barclays U.S. Aggregate Bond Index, edged out the broad stock market, as measured by the Standard & Poor’s 500 Index, with gains of 1.84% vs. 1.81%, respectively. As indicated late last year, the Fed began tapering its monthly asset purchase program and announced further reductions. New Fed chair Janet Yellen reassured investors the Fed was committed to keeping short-term borrowing rates low into 2015.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Asia Pacific ex-Japan Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Asia Pacific ex-Japan Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Asia Pacific ex-Japan Fund (the Fund) Class A shares returned 1.16% excluding sales charges for the six-month period that ended April 30, 2014.

>	The Fund outperformed its benchmark, the MSCI All Country (AC) Asia Pacific ex-Japan Index (Net), which returned -0.30% for the same six months.

Average Annual Total Returns (%) (for period ended April 30, 2014)
	Inception	6 Months cumulative	1 Year	Life
Class A*	09/27/10
Excluding sales charges		1.16	2.12	9.01
Including sales charges		-4.68	-3.75	7.68
Class C*	09/27/10
Excluding sales charges		0.84	1.37	8.15
Including sales charges		-0.16	0.37	8.15
Class I*	09/27/10	1.37	2.56	9.43
Class R*	09/27/10	1.05	1.87	8.68
Class R5	07/15/09	1.39	2.51	9.41
Class Z*	09/27/10	1.32	2.36	9.23
MSCI AC Asia Pacific ex-Japan Index (Net)		-0.30	0.90	11.20

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI AC Asia Pacific ex-Japan Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI AC Asia Pacific ex-Japan Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Asia Pacific ex-Japan Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at April 30, 2014)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	3.6
Samsung Electronics Co., Ltd. (South Korea)	2.7
AIA Group Ltd. (Hong Kong)	2.6
National Australia Bank Ltd. (Australia)	2.6
Westpac Banking Corp. (Australia)	2.3
BHP Billiton Ltd. (Australia)	2.3
Australia and New Zealand Banking Group Ltd. (Australia)	2.1
Tencent Holdings Ltd. (China)	2.0
Hutchison Whampoa Ltd. (Hong Kong)	1.9
Cheung Kong Holdings Ltd. (Hong Kong)	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at April 30, 2014)
Australia	21.7
China	19.4
Hong Kong	10.7
India	7.2
Indonesia	1.8
Ireland	0.5
Italy	0.3
Malaysia	1.8
Philippines	4.2
Singapore	2.8
South Korea	11.2
Taiwan	11.6
Thailand	3.7
United States(a)	3.1
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Threadneedle International Limited

Vanessa Donegan

George Gosden

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014	3

Columbia Asia Pacific ex-Japan Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at April 30, 2014)
Industry	Percentage of Net Assets (%	)
Auto Components	1.1
Automobiles	3.6
Banks	22.1
Biotechnology	1.1
Capital Markets	0.9
Chemicals	1.4
Construction & Engineering	1.0
Construction Materials	2.2
Containers & Packaging	1.1
Diversified Financial Services	1.7
Diversified Telecommunication Services	2.2
Electric Utilities	1.8
Electrical Equipment	0.7
Electronic Equipment, Instruments & Components	1.8
Energy Equipment & Services	0.7
Food & Staples Retailing	2.8
Food Products	1.5
Gas Utilities	1.8
Health Care Equipment & Supplies	0.4
Health Care Providers & Services	0.2
Hotels, Restaurants & Leisure	1.2
Independent Power and Renewable Electricity Producers	0.6
Industrial Conglomerates	3.5
Insurance	4.0
Internet & Catalog Retail	0.9
Internet Software & Services	3.4
IT Services	1.7
Machinery	0.6
Media	0.4
Metals & Mining	3.6
Oil, Gas & Consumable Fuels	1.0
Pharmaceuticals	1.2
Real Estate Investment Trusts (REITs)	1.1
Real Estate Management & Development	5.3
Semiconductors & Semiconductor Equipment	10.5
Technology Hardware, Storage & Peripherals	0.9
Textiles, Apparel & Luxury Goods	2.1
Tobacco	1.0
Water Utilities	0.8
Wireless Telecommunication Services	2.6
Money Market Funds	3.1
Total	99.6

Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2014

Columbia Asia Pacific ex-Japan Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2013 – April 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,011.60	1,018.15	6.68	6.71	1.34
Class C	1,000.00	1,000.00	1,008.40	1,014.38	10.46	10.49	2.10
Class I	1,000.00	1,000.00	1,013.70	1,020.48	4.34	4.36	0.87
Class R	1,000.00	1,000.00	1,010.50	1,016.91	7.93	7.95	1.59
Class R5	1,000.00	1,000.00	1,013.90	1,019.98	4.84	4.86	0.97
Class Z	1,000.00	1,000.00	1,013.20	1,019.34	5.49	5.51	1.10

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2014	5

Columbia Asia Pacific ex-Japan Fund

Portfolio of Investments

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.5%
Issuer	Shares	Value ($)
Australia 21.6%
Amcor Ltd.	726,328	6,970,546

Ansell Ltd.	155,176	2,613,332

Australia and New Zealand Banking Group Ltd.	399,658	12,852,111

BHP Billiton Ltd.	388,663	13,687,398

Commonwealth Bank of Australia	128,629	9,462,071

CSL Ltd.	110,882	7,068,766

Lend Lease Group	771,621	9,325,804

Macquarie Group Ltd.	103,459	5,573,947

Mirvac Group	2,431,621	3,968,046

National Australia Bank Ltd.	476,635	15,694,346

QBE Insurance Group Ltd.	317,683	3,428,637

Rio Tinto Ltd.	147,986	8,534,240

Telstra Corp., Ltd.	2,115,596	10,286,253

Virtus Health Ltd.	141,160	975,712

Wesfarmers Ltd.	113,578	4,520,301

Westpac Banking Corp.	426,214	13,960,437

Woolworths Ltd.	146,768	5,100,480

Total		134,022,427

China 19.3%
Anhui Conch Cement Co., Ltd., Class H	1,987,000	7,418,965

Baidu, Inc., ADR(a)	36,043	5,545,215

Bank of China Ltd., Class H	8,861,000	3,904,143

China Construction Bank Corp., Class H	12,244,380	8,477,686

China Mengniu Dairy Co., Ltd.	931,000	4,791,049

China Oilfield Services Ltd.	1,704,000	4,085,222

China Overseas Land & Investment Ltd.	2,150,000	5,292,618

China Petroleum & Chemical Corp., Class H	6,742,000	5,985,252

China Unicom Hong Kong Ltd.	2,400,000	3,679,286

CIMC Enric Holdings Ltd.	2,738,000	3,972,018

CSPC Pharmaceutical Group Ltd.	2,420,000	2,016,302

Dongfeng Motor Group Co., Ltd., Class H	1,444,000	1,930,455

ENN Energy Holdings Ltd.	1,086,000	7,595,826

Great Wall Motor Co., Ltd., Class H	1,237,000	5,627,460

Guangdong Investment Ltd.	4,472,000	4,861,993

Huaneng Power International, Inc., Class H	3,856,000	3,774,589

Industrial & Commercial Bank of China Ltd., Class H	11,942,000	7,135,563

Lenovo Group Ltd.	4,750,000	5,412,883

Ping An Insurance Group Co. of China Ltd., Class H	781,000	5,796,682

Common Stocks (continued)
Issuer	Shares	Value ($)
Sihuan Pharmaceutical Holdings Group Ltd.	962,000	1,063,309

Tencent Holdings Ltd.	187,800	11,823,878

Vipshop Holdings Ltd., ADS(a)	40,011	5,609,142

Zhuzhou CSR Times Electric Co., Ltd., Class H	1,381,500	4,062,546

Total		119,862,082

Hong Kong 10.6%
AIA Group Ltd.	3,230,600	15,712,329

Cheung Kong Holdings Ltd.	641,000	10,946,591

Hong Kong Exchanges and Clearing Ltd.	180,400	3,244,195

Hutchison Whampoa Ltd.	833,000	11,428,345

Li & Fung Ltd.	2,332,000	3,394,407

Samsonite International SA	1,716,000	5,452,422

Sands China Ltd.	1,020,000	7,488,599

Towngas China Co., Ltd.	3,365,000	3,842,161

Wharf Holdings Ltd.	636,900	4,471,110

Total		65,980,159

India 7.2%
HCL Technologies Ltd.	312,846	7,280,051

HDFC Bank Ltd.	535,690	6,411,722

ICICI Bank Ltd.	229,916	4,740,404

ICICI Bank Ltd., ADR	95,407	4,071,017

Infosys Ltd., ADR	62,503	3,357,036

ITC Ltd.	1,084,022	6,128,826

Mahindra & Mahindra Ltd.	305,748	5,460,606

Motherson Sumi Systems Ltd.	572,956	2,417,038

Sun Pharmaceutical Industries Ltd.	431,692	4,535,026

Total		44,401,726

Indonesia 1.8%
PT Bank Mandiri Persero Tbk	6,275,116	5,361,560

PT Bank Rakyat Indonesia Persero Tbk	3,499,600	3,005,301

PT Surya Citra Media Tbk	10,313,762	2,813,200

Total		11,180,061

Ireland 0.5%
James Hardie Industries PLC	234,254	3,007,400

Italy 0.3%
Prada SpA	231,400	1,855,835

Malaysia 1.8%
IJM Corp., BHD	1,581,700	3,094,892

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Asia Pacific ex-Japan Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Malayan Banking Bhd	1,106,700	3,359,391

Tenaga Nasional Bhd	1,266,800	4,617,817

Total		11,072,100

Philippines 4.2%
Alliance Global Group, Inc.	7,072,600	4,953,381

Asia United Bank(a)	372,450	598,068

Ayala Corp.	246,512	3,458,079

GT Capital Holdings, Inc.	188,580	3,675,768

Metropolitan Bank & Trust Co.	2,455,372	4,676,263

Robinsons Retail Holdings, Inc.(a)	2,768,120	4,166,051

Universal Robina Corp.	1,325,240	4,351,776

Total		25,879,386

Singapore 2.8%
CapitaCommercial Trust	2,377,000	3,041,959

DBS Group Holdings Ltd.	664,000	8,995,320

Keppel Corp., Ltd.	612,000	5,149,389

Total		17,186,668

South Korea 11.2%
Halla Climate Control Corp.	99,830	4,177,150

Hana Financial Group, Inc.	153,190	5,405,476

Hyundai Development Co.	106,280	3,047,107

Hyundai Motor Co.	42,623	9,503,503

Korea Electric Power Corp.	178,800	6,836,381

LG Chem Ltd.	12,217	3,118,495

NAVER Corp.	5,499	3,959,922

Samsung Electronics Co., Ltd.	12,385	16,149,558

SK Hynix, Inc.(a)	250,870	9,782,295

SK Telecom Co., Ltd.	34,984	7,243,611

Total		69,223,498

Taiwan 11.5%
Advanced Semiconductor Engineering, Inc.	3,780,000	4,401,667

CTBC Financial Holding Co., Ltd.	7,731,858	4,600,224

Delta Electronics, Inc.	833,000	5,114,352

E.Sun Financial Holding Co., Ltd.	8,196,600	4,957,800

Hon Hai Precision Industry Co., Ltd.	2,153,000	6,183,334

Huaku Development Co., Ltd.	1,050,000	2,573,037

Makalot Industrial Co., Ltd.	468,000	2,461,004

MediaTek, Inc.	697,000	10,921,989

President Chain Store Corp.	454,000	3,378,269

Taiwan Cement Corp.	2,150,000	3,416,217

Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan Semiconductor Manufacturing Co., Ltd.	537,000	2,110,065

Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,069,563	21,498,216

Total		71,616,174

Thailand 3.7%
Advanced Information Service PCL, Foreign Registered Shares	610,900	4,580,410

Kasikornbank PCL, Foreign Registered Shares	14,352	87,402

Kasikornbank PCL, Foreign Registered Shares, NVDR	795,448	4,718,741

PTT Global Chemical PCL, Foreign Registered Shares	2,541,000	5,484,868

Siam Commercial Bank PCL (The), Foreign Registered Shares	825,500	4,232,425

Total Access Communication PCL, Foreign Registered Shares	787,700	3,038,957

Total Access Communication PCL, NVDR	255,900	987,266

Total		23,130,069

Total Common Stocks
(Cost: $500,178,310)		598,417,585

Rights —%
Taiwan —%
E.Sun Financial Holding Co., Ltd.(a)	746,647	80,357

Total Rights
(Cost: $—)		80,357

Money Market Funds 3.1%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.092%(b)(c)	18,910,282	18,910,282

Total Money Market Funds
(Cost: $18,910,282)		18,910,282

Total Investments
(Cost: $519,088,592)		617,408,224

Other Assets & Liabilities, Net		2,596,866

Net Assets		620,005,090

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Asia Pacific ex-Japan Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at April 30, 2014.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,880,606	108,389,362	(105,359,686)	18,910,282	6,047	18,910,282

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Asia Pacific ex-Japan Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	5,609,142	52,581,679	—	58,190,821

Consumer Staples	—	32,436,752	—	32,436,752

Energy	—	10,070,474	—	10,070,474

Financials	4,071,017	213,145,254	—	217,216,271

Health Care	—	18,272,447	—	18,272,447

Industrials	—	35,707,677	—	35,707,677

Information Technology	30,400,468	83,139,994	—	113,540,462

Materials	—	51,638,130	—	51,638,130

Telecommunication Services	—	29,815,783	—	29,815,783

Utilities	—	31,528,768	—	31,528,768

Rights

Financials	—	80,357	—	80,357

Total Equity Securities	40,080,627	558,417,315	—	598,497,942

Mutual Funds

Money Market Funds	18,910,282	—	—	18,910,282

Total Mutual Funds	18,910,282	—	—	18,910,282

Total	58,990,909	558,417,315	—	617,408,224

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Asia Pacific ex-Japan Fund

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $500,178,310)	$598,497,942

Affiliated issuers (identified cost $18,910,282)	18,910,282

Total investments (identified cost $519,088,592)	617,408,224

Foreign currency (identified cost $3,106,947)	3,117,108

Receivable for:

Investments sold	3,513,345

Capital shares sold	2,650,851

Dividends	511,456

Prepaid expenses	1,142

Other assets	16,334

Total assets	627,218,460

Liabilities

Payable for:

Investments purchased	6,872,645

Capital shares purchased	253,246

Investment management fees	13,245

Distribution and/or service fees	14

Transfer agent fees	257

Administration fees	1,342

Compensation of board members	21,408

Other expenses	51,213

Total liabilities	7,213,370

Net assets applicable to outstanding capital stock	$620,005,090

Represented by

Paid-in capital	$562,559,118

Undistributed net investment income	618,835

Accumulated net realized loss	(41,499,528)

Unrealized appreciation (depreciation) on:

Investments	98,319,632

Foreign currency translations	7,033

Total — representing net assets applicable to outstanding capital stock	$620,005,090

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Asia Pacific ex-Japan Fund

Statement of Assets and Liabilities (continued)

April 30, 2014 (Unaudited)

Class A

Net assets	$485,970

Shares outstanding	35,321

Net asset value per share	$13.76

Maximum offering price per share(a)	$14.60

Class C

Net assets	$241,700

Shares outstanding	17,761

Net asset value per share	$13.61

Class I

Net assets	$2,591

Shares outstanding	188

Net asset value per share(b)	$13.80

Class R

Net assets	$281,581

Shares outstanding	20,603

Net asset value per share	$13.67

Class R5

Net assets	$618,691,332

Shares outstanding	44,796,094

Net asset value per share	$13.81

Class Z

Net assets	$301,916

Shares outstanding	21,908

Net asset value per share	$13.78

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Asia Pacific ex-Japan Fund

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$5,551,470

Dividends — affiliated issuers	6,047

Interest	19

Foreign taxes withheld	(280,504)

Total income	5,277,032

Expenses:

Investment management fees	2,434,669

Distribution and/or service fees

Class A	685

Class C	1,074

Class R	743

Transfer agent fees

Class A	493

Class C	194

Class R	265

Class R5	155,777

Class Z	252

Administration fees	246,566

Compensation of board members	10,665

Custodian fees	87,073

Printing and postage fees	8,437

Registration fees	36,259

Professional fees	25,185

Line of credit interest expense	2,475

Other	7,441

Total expenses	3,018,253

Net investment income	2,258,779

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	1,477,996

Foreign currency translations	7,647

Net realized gain	1,485,643

Net change in unrealized appreciation (depreciation) on:

Investments	1,491,766

Foreign currency translations	(26,843)

Net change in unrealized appreciation (depreciation)	1,464,923

Net realized and unrealized gain	2,950,566

Net increase in net assets resulting from operations	$5,209,345

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Asia Pacific ex-Japan Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations

Net investment income	$2,258,779	$7,360,775

Net realized gain	1,485,643	3,515,033

Net change in unrealized appreciation (depreciation)	1,464,923	51,734,423

Net increase in net assets resulting from operations	5,209,345	62,610,231

Distributions to shareholders

Net investment income

Class A	(5,071)	(31,212)

Class C	(384)	(1,255)

Class I	(34)	(49)

Class R	(2,373)	(3,383)

Class R5	(8,510,619)	(7,659,211)

Class Z	(3,205)	(4,942)

Total distributions to shareholders	(8,521,686)	(7,700,052)

Increase (decrease) in net assets from capital stock activity	(14,195,230)	191,681,601

Total increase (decrease) in net assets	(17,507,571)	246,591,780

Net assets at beginning of period	637,512,661	390,920,881

Net assets at end of period	$620,005,090	$637,512,661

Undistributed net investment income	$618,835	$6,881,742

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Asia Pacific ex-Japan Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	2,684	36,036	107,438	1,372,619

Distributions reinvested	382	5,047	2,405	31,166

Redemptions	(12,745)	(171,211)	(101,446)	(1,342,259)

Net increase (decrease)	(9,679)	(130,128)	8,397	61,526

Class C shares

Subscriptions	2,127	29,000	14,828	187,027

Distributions reinvested	29	380	95	1,222

Redemptions	(696)	(9,276)	(4,359)	(56,344)

Net increase	1,460	20,104	10,564	131,905

Class R shares

Subscriptions	2,659	35,779	15,253	196,857

Distributions reinvested	179	2,356	259	3,342

Redemptions	(7,264)	(96,412)	(4,782)	(61,159)

Net increase (decrease)	(4,426)	(58,277)	10,730	139,040

Class R5 shares

Subscriptions	12,118,915	162,777,806	22,234,560	290,088,371

Distributions reinvested	29,761	394,333	38,431	499,219

Redemptions	(13,432,407)	(177,216,432)	(7,681,899)	(99,250,209)

Net increase (decrease)	(1,283,731)	(14,044,293)	14,591,092	191,337,381

Class Z shares

Subscriptions	1,830	24,704	1,390	17,686

Distributions reinvested	240	3,176	377	4,896

Redemptions	(776)	(10,516)	(821)	(10,833)

Net increase	1,294	17,364	946	11,749

Total net increase (decrease)	(1,295,082)	(14,195,230)	14,621,729	191,681,601

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Asia Pacific ex-Japan Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2014		Year Ended October 31,
Class A	(Unaudited)		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$13.73		$12.35		$12.49		$13.79		$13.32

Income from investment operations:

Net investment income (loss)	0.03		0.08		0.15		0.15		(0.01)

Net realized and unrealized gain (loss)	0.12		1.54		0.41		(1.36)		0.48

Total from investment operations	0.15		1.62		0.56		(1.21)		0.47

Less distributions to shareholders:

Net investment income	(0.12)		(0.24)		(0.14)		(0.07)		—

Net realized gains	—		—		(0.56)		(0.02)		—

Total distributions to shareholders	(0.12)		(0.24)		(0.70)		(0.09)		—

Net asset value, end of period	$13.76		$13.73		$12.35		$12.49		$13.79

Total return	1.16%		13.26%		5.23%		(8.82%)		3.53%

Ratios to average net assets(b)

Total gross expenses	1.34	%(c)(d)	1.37	%(c)	1.42	%(c)	1.45	%(c)	1.50	%(d)

Total net expenses(e)	1.34	%(c)(d)	1.37	%(c)	1.42	%(c)	1.45	%(c)(f)	1.50	%(d)

Net investment income (loss)	0.39	%(d)	0.60%		1.25%		1.12%		(0.95	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$486		$618		$452		$642		$78

Portfolio turnover	22%		34%		50%		63%		21%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Asia Pacific ex-Japan Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class C	(Unaudited)		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$13.52		$12.20		$12.38		$13.78		$13.32

Income from investment operations:

Net investment income (loss)	(0.02)		0.04		0.03		0.06		(0.02)

Net realized and unrealized gain (loss)	0.13		1.46		0.42		(1.38)		0.48

Total from investment operations	0.11		1.50		0.45		(1.32)		0.46

Less distributions to shareholders:

Net investment income	(0.02)		(0.18)		(0.07)		(0.06)		—

Net realized gains	—		—		(0.56)		(0.02)		—

Total distributions to shareholders	(0.02)		(0.18)		(0.63)		(0.08)		—

Net asset value, end of period	$13.61		$13.52		$12.20		$12.38		$13.78

Total return	0.84%		12.33%		4.33%		(9.62%)		3.45%

Ratios to average net assets(b)

Total gross expenses	2.10	%(c)(d)	2.13	%(c)	2.16	%(c)	2.19	%(c)	2.22	%(d)

Total net expenses(e)	2.10	%(c)(d)	2.13	%(c)	2.16	%(c)	2.19	%(c)(f)	2.22	%(d)

Net investment income (loss)	(0.37	%)(d)	0.31%		0.25%		0.44%		(1.93	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$242		$220		$70		$45		$3

Portfolio turnover	22%		34%		50%		63%		21%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Asia Pacific ex-Japan Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class I	(Unaudited)		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$13.80		$12.38		$12.54		$13.79		$13.32

Income from investment operations:

Net investment income (loss)	0.06		0.19		0.20		0.18		(0.01)

Net realized and unrealized gain (loss)	0.12		1.49		0.38		(1.33)		0.48

Total from investment operations	0.18		1.68		0.58		(1.15)		0.47

Less distributions to shareholders:

Net investment income	(0.18)		(0.26)		(0.18)		(0.08)		—

Net realized gains	—		—		(0.56)		(0.02)		—

Total distributions to shareholders	(0.18)		(0.26)		(0.74)		(0.10)		—

Net asset value, end of period	$13.80		$13.80		$12.38		$12.54		$13.79

Total return	1.37%		13.73%		5.48%		(8.40%)		3.53%

Ratios to average net assets(b)

Total gross expenses	0.87	%(c)(d)	0.94	%(c)	0.97	%(c)	0.99	%(c)	1.08	%(d)

Total net expenses(e)	0.87	%(c)(d)	0.94	%(c)	0.97	%(c)	0.99	%(c)	1.08	%(d)

Net investment income (loss)	0.84	%(d)	1.49%		1.70%		1.31%		(0.78	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$3		$3		$2		$2		$3

Portfolio turnover	22%		34%		50%		63%		21%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Asia Pacific ex-Japan Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class R	(Unaudited)		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$13.62		$12.27		$12.46		$13.79		$13.32

Income from investment operations:

Net investment income (loss)	0.01		0.13		0.13		0.16		(0.02)

Net realized and unrealized gain (loss)	0.13		1.44		0.37		(1.41)		0.49

Total from investment operations	0.14		1.57		0.50		(1.25)		0.47

Less distributions to shareholders:

Net investment income	(0.09)		(0.22)		(0.13)		(0.06)		—

Net realized gains	—		—		(0.56)		(0.02)		—

Total distributions to shareholders	(0.09)		(0.22)		(0.69)		(0.08)		—

Net asset value, end of period	$13.67		$13.62		$12.27		$12.46		$13.79

Total return	1.05%		12.92%		4.78%		(9.15%)		3.53%

Ratios to average net assets(b)

Total gross expenses	1.59	%(c)(d)	1.63	%(c)	1.63	%(c)	1.70	%(c)	1.73	%(d)

Total net expenses(e)	1.59	%(c)(d)	1.63	%(c)	1.63	%(c)	1.68	%(c)(f)	1.73	%(d)

Net investment income (loss)	0.08	%(d)	1.01%		1.08%		1.26%		(1.43	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$282		$341		$175		$32		$3

Portfolio turnover	22%		34%		50%		63%		21%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Asia Pacific ex-Japan Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class R5	(Unaudited)		2013		2012		2011		2010	2009(a)
Per share data
Net asset value, beginning of period	$13.80		$12.38		$12.54		$13.79		$11.42	$10.00

Income from investment operations:

Net investment income	0.05		0.20		0.21		0.18		0.13	0.02

Net realized and unrealized gain (loss)	0.13		1.48		0.37		(1.33)		2.27	1.40

Total from investment operations	0.18		1.68		0.58		(1.15)		2.40	1.42

Less distributions to shareholders:

Net investment income	(0.17)		(0.26)		(0.18)		(0.08)		(0.02)	—

Net realized gains	—		—		(0.56)		(0.02)		(0.01)	—

Total distributions to shareholders	(0.17)		(0.26)		(0.74)		(0.10)		(0.03)	—

Net asset value, end of period	$13.81		$13.80		$12.38		$12.54		$13.79	$11.42

Total return	1.39%		13.66%		5.44%		(8.42%)		21.06%	14.20%

Ratios to average net assets(b)

Total gross expenses	0.97	%(c)(d)	0.98	%(c)	1.01	%(c)	0.98	%(c)	1.09%	1.67	%(d)

Total net expenses(e)	0.97	%(c)(d)	0.98	%(c)	1.01	%(c)	0.98	%(c)	1.09%	1.15	%(d)

Net investment income	0.72	%(d)	1.51%		1.76%		1.31%		1.09%	0.47	%(d)

Supplemental data

Net assets, end of period (in thousands)	$618,691		$636,047		$389,978		$504,370		$512,721	$53,643

Portfolio turnover	22%		34%		50%		63%		21%	4%

Notes to Financial Highlights

(a)	For the period from July 15, 2009 (commencement of operations) to October 31, 2009.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Asia Pacific ex-Japan Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class Z	(Unaudited)		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$13.76		$12.36		$12.51		$13.79		$13.32

Income from investment operations:

Net investment income (loss)	0.04		0.17		0.17		0.19		(0.01)

Net realized and unrealized gain (loss)	0.14		1.48		0.40		(1.37)		0.48

Total from investment operations	0.18		1.65		0.57		(1.18)		0.47

Less distributions to shareholders:

Net investment income	(0.16)		(0.25)		(0.16)		(0.08)		—

Net realized gains	—		—		(0.56)		(0.02)		—

Total distributions to shareholders	(0.16)		(0.25)		(0.72)		(0.10)		—

Net asset value, end of period	$13.78		$13.76		$12.36		$12.51		$13.79

Total return	1.32%		13.45%		5.33%		(8.63%)		3.53%

Ratios to average net assets(b)

Total gross expenses	1.10	%(c)(d)	1.13	%(c)	1.15	%(c)	1.24	%(c)	1.23	%(d)

Total net expenses(e)	1.10	%(c)(d)	1.13	%(c)	1.15	%(c)	1.24	%(c)(f)	1.23	%(d)

Net investment income (loss)	0.63	%(d)	1.32%		1.41%		1.35%		(0.93	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$302		$284		$243		$97		$3

Portfolio turnover	22%		34%		50%		63%		21%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia Asia Pacific ex-Japan Fund

Notes to Financial Statements

April 30, 2014 (Unaudited)

Note 1. Organization

Columbia Asia Pacific ex-Japan Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Semiannual Report 2014	21

Columbia Asia Pacific ex-Japan Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

22	Semiannual Report 2014

Columbia Asia Pacific ex-Japan Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.80% to 0.57% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2014 was 0.78% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, the subadviser of the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2014 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2014, other expenses paid to this company were $1,183.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

Semiannual Report 2014	23

Columbia Asia Pacific ex-Japan Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

For the six months ended April 30, 2014, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class C	0.18
Class R	0.18
Class R5	0.05
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2014, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,000 for Class C shares. These amounts are based on the most recent information available as of March 31, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $203 for Class A shares for the six months ended April 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	March 1, 2014 through February 28, 2015 (%)	Prior to March 1, 2014 (%)
Class A	1.73	1.72
Class C	2.48	2.47
Class I	1.36	1.35
Class R	1.98	1.97
Class R5	1.41	1.40
Class Z	1.48	1.47

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2014, the cost of investments for federal income tax purposes was approximately $519,089,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$107,417,000
Unrealized depreciation	(9,098,000)
Net unrealized appreciation	$98,319,000

24	Semiannual Report 2014

Columbia Asia Pacific ex-Japan Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

The following capital loss carryforward, determined as of October 31, 2013, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	24,686,819
Unlimited long-term	17,017,139
Total	41,703,958

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $134,754,383 and $154,960,801, respectively, for the six months ended April 30, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.

Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended April 30, 2014, the average daily loan balance outstanding on days when borrowing existed was $5,140,000 at a weighted average interest rate of 1.16%. Interest expense incurred by the Fund is recorded as line of credit interest expense in the Statement of Operations.

Note 8. Significant Risks

Asian Pacific Region Risk

Because the Fund concentrates its investments in the Asian Pacific Region, the Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the Asian Pacific Region. Many of the countries in the Asian Pacific Region are developing both politically and economically, and may have relatively unstable governments and economies based on a limited number of commodities or industries. Securities markets in the Asian Pacific Region are smaller and have a lower trading volume than those in the United States, which may result in the securities of some companies in the Asian Pacific Region being less liquid than similar U.S. or other foreign securities. Some currencies in the Asian Pacific Region are more volatile than the U.S. dollar and some countries in the Asian Pacific Region have restricted the flow of money in and out of the country. If securities of companies in the Asian Pacific Region fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing

Semiannual Report 2014	25

Columbia Asia Pacific ex-Japan Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of

Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

26	Semiannual Report 2014

Columbia Asia Pacific ex-Japan Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Asia Pacific ex-Japan Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Board took into account the information it received and reviewed concerning Columbia Management’s ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto, which the Board recalled had added staff and technology resources during 2013. The Board also noted the information it received concerning Columbia Management’s ability to retain its key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS

Semiannual Report 2014	27

Columbia Asia Pacific ex-Japan Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager’s recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed voluntary expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the

28	Semiannual Report 2014

Columbia Asia Pacific ex-Japan Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) a 2013 report provided to the Board by an independent consulting firm, Bobroff Consulting, concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2014	29

Columbia Asia Pacific ex-Japan Fund

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30	Semiannual Report 2014

Columbia Asia Pacific ex-Japan Fund

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Semiannual Report 2014	31

Columbia Asia Pacific ex-Japan Fund

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32	Semiannual Report 2014

Columbia Asia Pacific ex-Japan Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	33

Columbia Asia Pacific ex-Japan Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR119_10_D01_(06/14)

Semiannual Report April 30, 2014

Columbia Emerging Markets Bond Fund

President’s Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy continued to recover at a slow but steady pace during the first quarter of 2014, supported by solid manufacturing activity, reasonable job growth and continued gains for the housing market. Industrial production was robust, buoyed by strong demand for autos and related parts. After a disappointing January, job growth picked up, which helped boost consumer confidence. Housing data was somewhat mixed, as harsh weather and higher mortgage rates put a damper on sales, while lower inventories helped prices trend higher. The Federal Reserve (the Fed) announced further reductions to its monthly asset purchases and reassured the markets that it would not make any significant changes to monetary policy until it was satisfied that the labor market was on solid ground. Despite mostly good news on the economic front, the broad financial markets recorded only modest gains, as bitter winter weather at home and mounting tensions between Russia and Western allies prompted investor caution.

Investors braced for higher interest rates, but long-term yields declined and the fixed-income markets were surprisingly resilient in the face of stable-to-improving economic data. Risk-on trading continued during the quarter as the higher yielding sectors of the fixed-income markets generally fared well. Emerging-market bonds, long-term U.S. Treasuries and sovereign debt were among the strongest performers, as were Treasury Inflation Protected Securities. Municipal bonds delivered solid gains, especially high-yield municipals, which benefited from continued improvement in state finances.

Against this backdrop, the broad bond market, as measured by the Barclays U.S. Aggregate Bond Index, edged out the broad stock market, as measured by the Standard & Poor’s 500 Index, with gains of 1.84% vs. 1.81%, respectively. As indicated late last year, the Fed began tapering its monthly asset purchase program and announced further reductions. New Fed chair Janet Yellen reassured investors the Fed was committed to keeping short-term borrowing rates low into 2015.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Emerging Markets Bond Fund (the Fund) Class A shares returned 1.69% excluding sales charges for the six-month period ended April 30, 2014.

>	The Fund underperformed its benchmark, the JPMorgan Emerging Markets Bond Index-Global, which returned 3.30% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	02/16/06
Excluding sales charges		1.69	-5.11	12.44	7.86
Including sales charges		-3.16	-9.59	11.34	7.22
Class B	02/16/06
Excluding sales charges		1.22	-5.83	11.57	7.04
Including sales charges		-3.65	-10.27	11.31	7.04
Class C	02/16/06
Excluding sales charges		1.23	-5.85	11.59	7.05
Including sales charges		0.25	-6.74	11.59	7.05
Class I	02/16/06	1.94	-4.65	12.94	8.32
Class K	02/16/06	1.79	-4.86	12.59	8.07
Class R*	11/16/11	1.56	-5.27	12.23	7.68
Class R4*	03/19/13	1.81	-4.81	12.50	7.90
Class R5*	11/08/12	1.92	-4.62	12.58	7.95
Class W*	12/01/06	1.69	-5.12	12.40	7.83
Class Y*	11/08/12	1.94	-4.65	12.59	7.96
Class Z*	09/27/10	1.81	-4.87	12.68	8.00
JPMorgan Emerging Markets Bond Index-Global		3.30	-2.28	10.72	7.74

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The JPMorgan Emerging Markets Bond Index (EMBI) — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Portfolio Overview

(Unaudited)

Country Breakdown (%) (at April 30, 2014)
Argentina	2.1
Bolivia	0.2
Brazil	7.3
Colombia	4.7
Croatia	1.1
Dominican Republic	3.9
El Salvador	0.4
Georgia	1.0
Guatemala	2.3
Hungary	4.1
Indonesia	10.0
Ireland	0.3
Kazakhstan	2.5
Mexico	9.2
Morocco	0.5
Netherlands	0.5
Panama	0.6
Peru	2.6
Philippines	1.0
Poland	0.2
Qatar	0.1
Republic of Namibia	1.1
Republic of the Congo	0.2
Romania	1.9
Russian Federation	9.3
Serbia	0.8
Slovenia	0.3
South Africa	0.4
South Korea	0.7
Supra-National	0.1
Trinidad and Tobago	1.9
Turkey	8.1
Ukraine	1.2
United Arab Emirates	0.9
United Kingdom	1.3
United States(a)	5.5
Uruguay	3.5
Venezuela	7.4
Zambia	0.8
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

James Carlen, CFA

Henry Stipp, PhD

Semiannual Report 2014	3

Columbia Emerging Markets Bond Fund

Portfolio Overview (continued)

(Unaudited)

Quality Breakdown (%) (at April 30, 2014)
AA rating	0.9
A rating	5.8
BBB rating	58.1
BB rating	15.2
B rating	15.9
CCC rating	2.9
Not rated	1.2
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

4	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2013 – April 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,016.90	1,019.04	5.80	5.81	1.16
Class B	1,000.00	1,000.00	1,012.20	1,015.32	9.53	9.54	1.91
Class C	1,000.00	1,000.00	1,012.30	1,015.32	9.53	9.54	1.91
Class I	1,000.00	1,000.00	1,019.40	1,021.52	3.30	3.31	0.66
Class K	1,000.00	1,000.00	1,017.90	1,020.03	4.80	4.81	0.96
Class R	1,000.00	1,000.00	1,015.60	1,017.75	7.10	7.10	1.42
Class R4	1,000.00	1,000.00	1,018.10	1,020.23	4.60	4.61	0.92
Class R5	1,000.00	1,000.00	1,019.20	1,021.27	3.55	3.56	0.71
Class W	1,000.00	1,000.00	1,016.90	1,018.99	5.85	5.86	1.17
Class Y	1,000.00	1,000.00	1,019.40	1,021.57	3.25	3.26	0.65
Class Z	1,000.00	1,000.00	1,018.10	1,020.28	4.55	4.56	0.91

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2014	5

Columbia Emerging Markets Bond Fund

Portfolio of Investments

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 11.6%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Brazil 2.2%
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	6,000,000	2,583,249

Cosan Luxembourg SA(b)
03/14/18	9.500%	BRL	6,000,000	2,354,111
03/14/23	5.000%		1,309,000	1,241,699

Samarco Mineracao SA(b) Senior Unsecured
11/01/22	4.125%		6,694,000	6,211,961
10/24/23	5.750%		2,200,000	2,233,000

Vale SA Senior Unsecured
09/11/42	5.625%		1,918,000	1,855,704

Total				16,479,724

Colombia 0.5%
Grupo Aval Ltd.(b)
09/26/22	4.750%		4,000,000	3,910,000

Guatemala 1.4%
Agromercantil Senior Trust(b)
04/10/19	6.250%		1,943,000	1,979,431

Comcel Trust(b)
02/06/24	6.875%		5,300,000	5,545,125

Industrial Senior Trust(b)
11/01/22	5.500%		2,877,000	2,772,709

Total				10,297,265

Kazakhstan 0.8%
Zhaikmunai LLP
11/13/19	7.125%		2,546,000	2,603,285

Zhaikmunai LLP(b)
11/13/19	7.125%		3,285,000	3,358,913

Total				5,962,198

Mexico 1.4%
America Movil SAB de CV Senior Unsecured
12/05/22	6.450%	MXN	30,000,000	2,175,464

Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index)(b)
12/15/35	5.950%	MXN	41,200,344	3,038,989

Grupo Televisa SAB Senior Unsecured
05/14/43	7.250%	MXN	59,800,000	3,696,088

Mexichem SAB de CV(b)
09/19/42	6.750%		1,000,000	1,013,750
Senior Unsecured
09/19/22	4.875%		1,000,000	1,008,750

Total				10,933,041

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Peru 0.8%
Banco de Credito del Peru Subordinated Notes(b)(c)
10/15/22	7.170%	PEN	6,000,000	2,155,298

Corp. Azucarera del Peru SA(b)
08/02/22	6.375%		4,507,000	4,129,467

Total				6,284,765

Russian Federation 2.0%
EDC Finance Ltd.(b)
04/17/20	4.875%		2,400,000	2,125,818

Metalloinvest Finance Ltd.(b)
07/21/16	6.500%		2,000,000	2,029,915

Novatek Finance Ltd. Senior Unsecured(b)
02/21/17	7.750%	RUB	83,300,000	2,186,423

Sibur Securities Ltd.(b)
01/31/18	3.914%		4,250,000	3,761,250

VimpelCom Holdings BV(b)
02/13/18	9.000%	RUB	95,300,000	2,499,514
03/01/22	7.504%		2,500,000	2,450,000

Total				15,052,920

Turkey 0.2%
Turkiye Sise ve Cam Fabrikalari AS Senior Unsecured(b)
05/09/20	4.250%		1,507,000	1,418,134

Ukraine 1.0%
MHP SA(b)
04/02/20	8.250%		7,604,000	6,274,821

Metinvest BV(b)
02/14/18	8.750%		1,500,000	1,294,005

Total				7,568,826

United Kingdom 1.3%
Afren PLC Senior Secured(b)
12/09/20	6.625%		4,739,000	4,812,278

Tullow Oil PLC Senior Unsecured(b)
04/15/22	6.250%		5,100,000	5,151,000

Total				9,963,278

Total Corporate Bonds & Notes
(Cost: $95,054,938)				87,870,151

Inflation-Indexed Bonds(a) 2.9%
Uruguay 2.9%
Uruguay Government International Bond
04/05/27	4.250%	UYU	197,145,516	9,014,989

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Senior Unsecured
12/15/28	4.375%	UYU	286,240,930	13,264,405

Total				22,279,394

Total Inflation-Indexed Bonds
(Cost: $25,930,139)				22,279,394

Foreign Government Obligations(a)(d) 78.8%
Argentina 2.1%
Argentina Bonar Bonds
04/17/17	7.000%		5,159,185	4,733,552

City of Buenos Aires Senior Unsecured(b)
03/01/17	9.950%		5,122,000	5,089,987

Provincia de Buenos Aires Senior Unsecured(b)
01/26/21	10.875%		4,666,000	4,211,065

Provincia de Cordoba Senior Unsecured(b)
08/17/17	12.375%		2,050,000	1,924,438

Total				15,959,042

Bolivia 0.2%
Bolivian Government International Bond Senior Unsecured(b)
08/22/23	5.950%		1,466,000	1,545,649

Brazil 5.0%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured(b)
09/26/23	5.750%		3,500,000	3,639,355

Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	2,676,800	11,810,254

Brazilian Government International Bond Senior Unsecured
01/07/25	4.250%		2,600,000	2,580,500

Centrais Eletricas Brasileiras SA Senior Unsecured(b)
10/27/21	5.750%		4,520,000	4,531,300

Cia de Saneamento Basico do Estado de Sao Paulo Senior Unsecured(b)
12/16/20	6.250%		500,000	520,602

Petrobras Global Finance BV
05/20/23	4.375%		2,315,000	2,163,050

Petrobras International Finance Co.
03/15/19	7.875%		4,699,000	5,448,448
01/20/20	5.750%		959,000	1,012,725
01/27/21	5.375%		3,283,000	3,360,132
01/20/40	6.875%		2,493,000	2,579,904

Total				37,646,270

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Colombia 4.1%
Bogota Distrito Capital Senior Unsecured(b)
07/26/28	9.750%	COP	1,377,000,000	885,256

Colombia Government International Bond
Senior Unsecured
06/28/27	9.850%	COP	3,237,000,000	2,181,819
01/18/41	6.125%		6,328,000	7,272,529

Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	5,204,000,000	2,916,335

Empresa de Energia de Bogota SA ESP Senior Unsecured(b)
11/10/21	6.125%		1,954,000	2,091,580

Empresas Publicas de Medellin ESP Senior Unsecured(b)
02/01/21	8.375%	COP	16,960,000,000	9,313,845

Oleoducto Central SA Senior Unsecured(b)(e)
05/07/21	4.000%		3,200,000	3,179,744

Transportadora de Gas Internacional SA ESP Senior Unsecured(b)
03/20/22	5.700%		2,766,000	2,949,208

Total				30,790,316

Croatia 1.1%
Croatia Government International Bond Senior Unsecured(b)
01/26/24	6.000%		7,917,000	8,243,576

Dominican Republic 3.9%
Banco de Reservas de La Republica Dominicana Senior Subordinated Notes(b)
02/01/23	7.000%		4,488,000	4,314,090

Dominican Republic International Bond
02/22/19	12.000%	DOP	69,000,000	1,539,182

Dominican Republic International Bond(b)
07/05/19	15.000%	DOP	189,000,000	4,576,456
01/08/21	14.000%	DOP	114,239,000	2,601,142
Senior Unsecured
05/06/21	7.500%		2,013,000	2,237,089
04/20/27	8.625%		7,020,000	8,023,860
04/30/44	7.450%		6,000,000	6,044,135

Total				29,335,954

El Salvador 0.4%
El Salvador Government International Bond(b) Senior Unsecured
04/10/32	8.250%		959,000	1,064,490
06/15/35	7.650%		1,736,000	1,803,270

Total				2,867,760

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Emerging Markets Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Georgia 1.0%
Georgian Railway JSC Senior Unsecured(b)
07/11/22	7.750%		7,033,000	7,561,145

Guatemala 0.9%
Guatemala Government Bond(b) Senior Unsecured
06/06/22	5.750%		5,232,000	5,644,020
02/13/28	4.875%		1,398,000	1,357,807

Total				7,001,827

Hungary 4.0%
Hungary Government International Bond Senior Unsecured
03/29/21	6.375%		2,302,000	2,558,903
11/22/23	5.750%		1,238,000	1,318,470
03/25/24	5.375%		7,556,000	7,792,125
03/29/41	7.625%		7,440,000	8,909,400

MFB Magyar Fejlesztesi Bank Zrt.(b)
10/21/20	6.250%		4,191,000	4,523,985

Magyar Export-Import Bank Zrt.(b)
02/12/18	5.500%		4,886,000	5,190,185

Total				30,293,068

Indonesia 9.9%
Indonesia Government International Bond(b) Senior Unsecured
05/05/21	4.875%		8,794,000	9,079,805
04/25/22	3.750%		3,967,000	3,748,815
01/15/24	5.875%		3,200,000	3,464,000
01/17/38	7.750%		3,548,000	4,297,515
01/17/42	5.250%		1,000,000	915,000

Indonesia Treasury Bond Senior Unsecured
10/15/14	11.000%	IDR	6,000,000,000	528,046
06/15/15	9.500%	IDR	49,000,000,000	4,344,160
07/15/17	10.000%	IDR	30,762,000,000	2,853,630
09/15/19	11.500%	IDR	50,400,000,000	5,056,783
11/15/20	11.000%	IDR	9,000,000,000	902,219
06/15/21	12.800%	IDR	6,800,000,000	743,786
07/15/22	10.250%	IDR	13,210,000,000	1,285,408
05/15/27	7.000%	IDR	21,520,000,000	1,656,602

Majapahit Holding BV(b)
08/07/19	8.000%		3,452,000	4,004,320
01/20/20	7.750%		2,657,000	3,064,408

PT Pertamina Persero(b)
05/23/21	5.250%		2,000,000	2,013,841
Senior Unsecured
05/03/22	4.875%		1,000,000	961,250
05/20/23	4.300%		2,000,000	1,817,500
05/27/41	6.500%		1,000,000	953,735
05/03/42	6.000%		3,000,000	2,677,500

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
PT Perusahaan Listrik Negara(b) Senior Unsecured
11/22/21	5.500%		18,103,000	18,444,025
10/24/42	5.250%		2,750,000	2,244,688

Total				75,057,036

Ireland 0.3%
Vnesheconombank Via VEB Finance PLC Senior Unsecured(b)
11/21/23	5.942%		2,300,000	2,047,000

Kazakhstan 1.7%
KazMunayGas National Co. JSC(b) Senior Unsecured
07/02/18	9.125%		3,927,000	4,717,309
04/30/43	5.750%		8,600,000	7,784,375

Total				12,501,684

Mexico 7.6%
Comision Federal de Electricidad Senior Unsecured(b)
02/14/42	5.750%		3,200,000	3,180,000

Mexican Bonos
12/17/15	8.000%	MXN	37,776,000	3,069,917
12/15/16	7.250%	MXN	44,113,500	3,617,703
12/14/17	7.750%	MXN	37,488,300	3,147,453
06/11/20	8.000%	MXN	67,630,000	5,822,737
06/10/21	6.500%	MXN	37,100,000	2,958,146
06/09/22	6.500%	MXN	55,219,200	4,355,658
06/03/27	7.500%	MXN	34,949,100	2,896,767

Pemex Project Funding Master Trust
06/15/38	6.625%		1,918,000	2,128,980

Petroleos Mexicanos
11/24/21	7.650%	MXN	111,697,800	8,909,485
06/15/35	6.625%		4,127,000	4,622,240
06/02/41	6.500%		5,453,000	6,052,830

Petroleos Mexicanos(b)
01/23/45	6.375%		6,300,000	6,898,500

Total				57,660,416

Morocco 0.4%
Morocco Government International Bond Senior Unsecured(b)
12/11/22	4.250%		3,522,000	3,396,014

Netherlands 0.5%
Petrobras Global Finance BV
03/17/24	6.250%		2,830,000	2,972,643

Republic of Angola Via Northern Lights III BV Senior Unsecured
08/16/19	7.000%		959,000	1,040,515

Total				4,013,158

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Panama 0.6%
Ena Norte Trust Pass-Through Certificates(b)
04/25/23	4.950%		4,223,041	4,293,225

Peru 1.7%
Corporacion Financiera de Desarrollo SA Senior Unsecured(b)
02/08/22	4.750%		3,667,000	3,746,501

Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates(b)(f)
05/31/18	0.000%		4,204,196	3,929,904

Peruvian Government International Bond Senior Unsecured
08/12/26	8.200%	PEN	12,792,000	5,262,923

Total				12,939,328

Philippines 1.0%
Philippine Government International Bond
Senior Unsecured
01/15/21	4.950%	PHP	107,000,000	2,489,602
03/30/26	5.500%		1,500,000	1,702,500

Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b)
12/02/24	7.390%		2,877,000	3,646,597

Total				7,838,699

Poland 0.2%
Poland Government International Bond Senior Unsecured
04/21/21	5.125%		1,112,000	1,231,540

Qatar 0.1%
Qatar Government International Bond Senior Unsecured(b)
01/20/22	4.500%		500,000	543,100

Republic of Namibia 1.1%
Namibia International Bonds Senior Unsecured(b)
11/03/21	5.500%		7,700,000	8,075,375

Republic of the Congo 0.2%
Republic of Congo Senior Unsecured(c)
06/30/29	3.500%		2,061,277	1,860,302

Romania 1.8%
Romanian Government International Bond(b)
Senior Unsecured
02/07/22	6.750%		7,992,000	9,476,369
08/22/23	4.375%		2,866,000	2,898,789
01/22/24	4.875%		1,428,000	1,488,202

Total				13,863,360

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Russian Federation 7.2%
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	228,000,000	6,016,000

Gazprom Neft OAO Via GPN Capital SA Senior Unsecured(b)
09/19/22	4.375%		6,712,000	5,610,246

Gazprom OAO Via Gaz Capital SA(b)
Senior Unsecured
01/23/21	5.999%		1,000,000	980,000
03/07/22	6.510%		5,155,000	5,103,450
08/16/37	7.288%		2,829,000	2,769,591

Rosneft International Finance Ltd. Senior Unsecured(b)
03/06/22	4.199%		2,117,000	1,765,049

Russian Agricultural Bank OJSC Via RSHB Capital SA(b)
Senior Unsecured
12/27/17	5.298%		6,185,000	5,930,722
07/25/18	5.100%		2,600,000	2,405,000

Russian Foreign Bond — Eurobond(b)
Senior Unsecured
04/29/20	5.000%		1,800,000	1,816,200
04/04/42	5.625%		5,400,000	4,970,700

Russian Foreign Bond — Eurobond(b)(c)
Senior Unsecured
03/31/30	7.500%		4,655,052	5,190,384

Russian Railways via RZD Capital PLC Senior Unsecured
04/02/19	8.300%	RUB	17,900,000	457,235

Sberbank of Russia Via SB Capital SA(b)
Senior Unsecured
02/07/22	6.125%		5,020,000	4,877,761
Subordinated Notes
10/29/22	5.125%		3,000,000	2,580,000

Vnesheconombank Via VEB Finance PLC Senior Unsecured(b)
11/22/25	6.800%		4,315,000	3,969,800

Total				54,442,138

Serbia 0.8%
Republic of Serbia(b)
12/03/18	5.875%		5,494,000	5,786,768

Slovenia 0.3%
Slovenia Government International Bond(b)
02/18/19	4.125%		2,200,000	2,267,242

South Africa 0.4%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%		1,200,000	1,216,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Emerging Markets Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Transnet SOC Ltd. Senior Unsecured(b)
07/26/22	4.000%		2,200,000	2,043,820

Total				3,260,620

South Korea 0.7%
Export-Import Bank of Korea Senior Unsecured
09/15/21	4.375%		1,113,000	1,193,016

Export-Import Bank of Korea(b)
02/15/15	5.000%	IDR	50,670,000,000	4,285,222

Total				5,478,238

Supra-National 0.1%
African Export-Import Bank Senior Unsecured
07/27/16	5.750%		1,000,000	1,064,430

Trinidad and Tobago 1.9%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b)
08/14/19	9.750%		11,364,000	14,375,460

Turkey 7.8%
Export Credit Bank of Turkey Senior Unsecured(b)
04/24/19	5.875%		8,417,000	8,833,642

Turkey Government International Bond
03/25/22	5.125%		2,250,000	2,337,750
03/22/24	5.750%		3,100,000	3,312,350
01/14/41	6.000%		2,100,000	2,172,450
Senior Unsecured
06/05/20	7.000%		1,247,000	1,435,609
03/30/21	5.625%		2,363,000	2,540,225
09/26/22	6.250%		11,053,000	12,285,409
03/23/23	3.250%		2,000,000	1,802,500
02/05/25	7.375%		9,068,000	10,759,182
03/17/36	6.875%		5,544,000	6,342,336
05/30/40	6.750%		2,973,000	3,360,114
02/17/45	6.625%		3,750,000	4,181,250

Total				59,362,817

Ukraine 0.2%
Ukraine Government International Bond Senior Unsecured(b)
02/23/21	7.950%		1,655,000	1,419,163

United Arab Emirates 0.9%
Abu Dhabi National Energy Co.(b) Senior Unsecured
01/12/23	3.625%		2,000,000	1,970,000

Abu Dhabi National Energy Co.(b)(e) Senior Unsecured
05/06/24	3.875%		2,936,000	2,917,474

Foreign Government Obligations(a)(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dolphin Energy Ltd. Senior Secured(b)
12/15/21	5.500%	1,516,000	1,711,839

Total			6,599,313

Uruguay 0.6%
Uruguay Government International Bond
Senior Unsecured
03/21/36	7.625%	1,710,404	2,242,767
11/20/45	4.125%	2,396,949	1,989,468

Total			4,232,235

Venezuela 7.3%
Petroleos de Venezuela SA
04/12/17	5.250%	18,547,000	14,930,335
11/02/17	8.500%	3,916,600	3,524,940
11/17/21	9.000%	6,782,647	5,536,336
Senior Unsecured
10/28/15	5.000%	15,103,334	13,574,121

Venezuela Government International Bond
Senior Unsecured
05/07/23	9.000%	17,455,400	14,287,245
10/13/24	8.250%	4,793,900	3,691,303

Total			55,544,280

Zambia 0.8%
Zambia Government International Bond(b)
09/20/22	5.375%	1,400,000	1,243,079
Senior Unsecured
04/14/24	8.500%	4,655,000	4,852,838

Total			6,095,917

Total Foreign Government Obligations
(Cost: $599,010,651)			596,493,465

Money Market Funds 5.4%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.092%(g)(h)		41,009,037	41,009,037

Total Money Market Funds
(Cost: $41,009,037)			41,009,037

Total Investments
(Cost: $761,004,765)			747,652,047

Other Assets & Liabilities, Net			9,749,464

Net Assets			757,401,511

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at April 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	5/28/2014	77,124,000 RUB	2,138,324 USD	—	(7,274)

Citigroup Global Markets Inc.	5/28/2014	411,380,000 RUB	11,419,768 USD	—	(24,868)

Standard Chartered Bank	5/28/2014	2,318,536 USD	84,244,000 RUB	25,141	—

J.P. Morgan Securities, Inc.	5/29/2014	3,265,000 SGD	2,598,333 USD	—	(5,940)

Standard Chartered Bank	5/30/2014	12,271,127,000 COP	6,319,623 USD	618	—

Total				25,759	(38,082)

Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, cash totaling $421,400 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	(262)	USD	(31,296,720)	06/2014	111,331	—

US ULTRA T-BOND	(58)	USD	(8,542,313)	06/2014	—	(168,650)

Total					111,331	(168,650)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $401,506,752 or 53.01% of net assets.

(c)	Variable rate security.

(d)	Principal and interest may not be guaranteed by the government.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.

(f)	Zero coupon bond.

(g)	The rate shown is the seven-day current annualized yield at April 30, 2014.

(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	42,634,843	110,574,507	(112,200,313)	41,009,037	15,325	41,009,037

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
PHP	Philippine Peso
RUB	Russian Rouble
SGD	Singapore Dollar
USD	US Dollar
UYU	Uruguay Pesos

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Emerging Markets Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Banking	—	8,662,140	2,155,298	10,817,438

Transportion Services	—	—	3,038,989	3,038,989

All Other Industries	—	74,013,724	—	74,013,724

Inflation-Indexed Bonds	—	22,279,394	—	22,279,394

Foreign Government Obligations	—	587,776,685	8,716,780	596,493,465

Total Bonds	—	692,731,943	13,911,067	706,643,010

Mutual Funds

Money Market Funds	41,009,037	—	—	41,009,037

Total Mutual Funds	41,009,037	—	—	41,009,037

Investments in Securities	41,009,037	692,731,943	13,911,067	747,652,047

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	25,759	—	25,759

Futures Contracts	111,331	—	—	111,331

Liabilities

Forward Foreign Currency Exchange Contracts	—	(38,082)	—	(38,082)

Futures Contracts	(168,650)	—	—	(168,650)

Total	40,951,718	692,719,620	13,911,067	747,582,405

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Foreign Government Obligations ($)	Total ($)
Balance as of October 31, 2013	2,191,850	3,010,576	5,202,426

Accrued discounts/premiums	369	(20,689)	(20,320)

Realized gain (loss)	—	—	—

Change in unrealized appreciation (depreciation)(a)	(68,212)	(350,958)	(419,170)

Sales	—	—	—

Purchases	3,070,280	6,077,851	9,148,131

Transfers into Level 3	—	—	—

Transfers out of Level 3	—	—	—

Balance as of April 30, 2014	5,194,287	8,716,780	13,911,067

(a)	Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2014 was $(419,170), which is comprised of Corporate Bonds & Notes of $(68,212) and Foreign Government Obligations of $(350,958).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and foreign government obligations classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Emerging Markets Bond Fund

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $719,995,728)	$706,643,010

Affiliated issuers (identified cost $41,009,037)	41,009,037

Total investments (identified cost $761,004,765)	747,652,047

Foreign currency (identified cost $2,296,578)	2,338,839

Margin deposits	421,400

Unrealized appreciation on forward foreign currency exchange contracts	25,759

Receivable for:

Investments sold	6,380,448

Investments sold on a delayed delivery basis	2,848,931

Capital shares sold	833,337

Dividends	2,538

Interest	10,892,238

Reclaims	176,729

Prepaid expenses	1,340

Other assets	41,798

Total assets	771,615,404

Liabilities

Unrealized depreciation on forward foreign currency exchange contracts	38,082

Payable for:

Investments purchased	4,019,716

Investments purchased on a delayed delivery basis	8,943,146

Capital shares purchased	857,610

Variation margin	130,579

Investment management fees	10,958

Distribution and/or service fees	3,364

Transfer agent fees	100,571

Administration fees	1,417

Compensation of board members	29,207

Other expenses	79,243

Total liabilities	14,213,893

Net assets applicable to outstanding capital stock	$757,401,511

Represented by

Paid-in capital	$772,874,426

Undistributed net investment income	1,123,374

Accumulated net realized loss	(3,231,534)

Unrealized appreciation (depreciation) on:

Investments	(13,352,718)

Foreign currency translations	57,605

Forward foreign currency exchange contracts	(12,323)

Futures contracts	(57,319)

Total — representing net assets applicable to outstanding capital stock	$757,401,511

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Statement of Assets and Liabilities (continued)

April 30, 2014 (Unaudited)

Class A

Net assets	$189,610,169

Shares outstanding	16,784,942

Net asset value per share	$11.30

Maximum offering price per share(a)	$11.86

Class B

Net assets	$1,466,764

Shares outstanding	129,868

Net asset value per share	$11.29

Class C

Net assets	$54,190,328

Shares outstanding	4,819,274

Net asset value per share	$11.24

Class I

Net assets	$308,846,775

Shares outstanding	27,327,355

Net asset value per share	$11.30

Class K

Net assets	$35,996

Shares outstanding	3,189

Net asset value per share	$11.29

Class R

Net assets	$7,124,208

Shares outstanding	630,734

Net asset value per share	$11.30

Class R4

Net assets	$2,081,150

Shares outstanding	184,062

Net asset value per share	$11.31

Class R5

Net assets	$21,261,728

Shares outstanding	1,882,138

Net asset value per share	$11.30

Class W

Net assets	$65,145,799

Shares outstanding	5,774,133

Net asset value per share	$11.28

Class Y

Net assets	$1,156,253

Shares outstanding	102,309

Net asset value per share	$11.30

Class Z

Net assets	$106,482,341

Shares outstanding	9,424,453

Net asset value per share	$11.30

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Emerging Markets Bond Fund

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$15,325
Interest	24,700,269
Foreign taxes withheld	(137,747)

Total income	24,577,847

Expenses:
Investment management fees	1,965,410
Distribution and/or service fees
Class A	249,265
Class B	8,426
Class C	270,369
Class R	13,535
Class W	76,626
Transfer agent fees
Class A	258,365
Class B	2,183
Class C	70,144
Class K	9
Class R	7,058
Class R4	2,050
Class R5	3,057
Class W	79,578
Class Z	139,617
Administration fees	254,199
Plan administration fees
Class K	44
Compensation of board members	12,646
Custodian fees	23,268
Printing and postage fees	57,272
Registration fees	80,987
Professional fees	23,250
Other	21,732

Total expenses	3,619,090

Net investment income	20,958,757

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(2,339,977)
Foreign currency translations	(208,981)
Forward foreign currency exchange contracts	140,883
Futures contracts	(192,689)

Net realized loss	(2,600,764)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,510,792)
Foreign currency translations	138,173
Forward foreign currency exchange contracts	7,465
Futures contracts	(57,319)

Net change in unrealized appreciation (depreciation)	(6,422,473)

Net realized and unrealized loss	(9,023,237)

Net increase in net assets resulting from operations	$11,935,520

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013(a)(b)
Operations

Net investment income	$20,958,757	$41,524,071

Net realized gain (loss)	(2,600,764)	11,853,084

Net change in unrealized appreciation (depreciation)	(6,422,473)	(76,063,957)

Net increase (decrease) in net assets resulting from operations	11,935,520	(22,686,802)

Distributions to shareholders

Net investment income

Class A	(5,820,743)	(14,526,829)

Class B	(42,699)	(112,178)

Class C	(1,373,950)	(2,421,183)

Class I	(9,260,603)	(10,772,123)

Class K	(1,064)	(3,142)

Class R	(147,801)	(134,094)

Class R4	(47,886)	(23,189)

Class R5	(360,951)	(394,717)

Class W	(1,784,562)	(3,017,851)

Class Y	(251,186)	(437,218)

Class Z	(3,279,814)	(8,304,740)

Net realized gains

Class A	(2,757,704)	(2,009,048)

Class B	(24,022)	(19,613)

Class C	(718,679)	(329,244)

Class I	(3,825,672)	(1,059,821)

Class K	(464)	(478)

Class R	(58,040)	(18,848)

Class R4	(14,613)	—

Class R5	(106,460)	(16)

Class W	(816,706)	(432,474)

Class Y	(119,010)	(16)

Class Z	(1,464,362)	(1,141,006)

Total distributions to shareholders	(32,276,991)	(45,157,828)

Increase (decrease) in net assets from capital stock activity	(15,310,285)	152,341,072

Total increase (decrease) in net assets	(35,651,756)	84,496,442

Net assets at beginning of period	793,053,267	708,556,825

Net assets at end of period	$757,401,511	$793,053,267

Undistributed net investment income	$1,123,374	$2,535,876

(a)	Class R4 shares are for the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b)	Class R5 shares and Class Y shares are for the period from November 8, 2012 (commencement of operations) to October 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Emerging Markets Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(c)	2,700,452	30,022,280	15,650,222	193,990,559

Distributions reinvested	726,374	8,039,181	1,270,341	15,497,332

Redemptions	(6,979,392)	(77,440,066)	(19,353,131)	(231,851,144)

Net decrease	(3,552,566)	(39,378,605)	(2,432,568)	(22,363,253)

Class B shares

Subscriptions	2,022	22,527	50,949	632,450

Distributions reinvested	5,712	63,208	10,423	127,432

Redemptions(c)	(55,979)	(621,364)	(115,790)	(1,370,739)

Net decrease	(48,245)	(535,629)	(54,418)	(610,857)

Class C shares

Subscriptions	712,736	7,878,014	2,946,279	36,314,967

Distributions reinvested	165,546	1,823,589	188,246	2,272,051

Redemptions	(1,105,572)	(12,211,247)	(1,779,012)	(21,012,555)

Net increase (decrease)	(227,290)	(2,509,644)	1,355,513	17,574,463

Class I shares

Subscriptions	2,464,498	27,536,852	11,129,945	132,538,220

Distributions reinvested	1,182,333	13,085,784	983,465	11,831,217

Redemptions	(644,857)	(7,208,447)	(858,019)	(10,562,640)

Net increase	3,001,974	33,414,189	11,255,391	133,806,797

Class K shares

Subscriptions	34	381	81	988

Distributions reinvested	95	1,053	240	2,930

Redemptions	(92)	(1,030)	(2,961)	(33,842)

Net increase (decrease)	37	404	(2,640)	(29,924)

Class R shares

Subscriptions	379,660	4,212,978	187,855	2,238,359

Distributions reinvested	10,081	111,519	3,458	41,720

Redemptions	(79,323)	(875,474)	(101,108)	(1,244,864)

Net increase	310,418	3,449,023	90,205	1,035,215

Class R4 shares

Subscriptions	123,682	1,373,841	102,334	1,260,075

Distributions reinvested	5,635	62,371	1,991	23,110

Redemptions	(36,235)	(401,727)	(13,345)	(155,043)

Net increase	93,082	1,034,485	90,980	1,128,142

Class R5 shares

Subscriptions	1,411,124	15,676,032	3,291,857	40,310,709

Distributions reinvested	42,183	467,322	33,060	394,159

Redemptions	(590,654)	(6,678,531)	(2,305,432)	(27,938,570)

Net increase	862,653	9,464,823	1,019,485	12,766,298

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class W shares

Subscriptions	711,984	7,945,794	2,045,946	24,529,680

Distributions reinvested	235,380	2,601,021	283,910	3,449,998

Redemptions	(788,697)	(8,752,296)	(1,813,666)	(22,059,935)

Net increase	158,667	1,794,519	516,190	5,919,743

Class Y shares

Subscriptions	14,568	162,662	1,100,762	13,764,776

Distributions reinvested	33,490	370,107	36,495	430,978

Redemptions	(746,775)	(8,283,843)	(336,231)	(3,879,144)

Net increase (decrease)	(698,717)	(7,751,074)	801,026	10,316,610

Class Z shares

Subscriptions	2,352,735	26,172,059	11,425,189	141,205,578

Distributions reinvested	368,829	4,081,975	559,166	6,820,639

Redemptions	(4,015,219)	(44,546,810)	(12,831,785)	(155,228,379)

Net decrease	(1,293,655)	(14,292,776)	(847,430)	(7,202,162)

Total net increase (decrease)	(1,393,642)	(15,310,285)	11,791,734	152,341,072

(a)	Class R4 shares are for the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b)	Class R5 shares and Class Y shares are for the period from November 8, 2012 (commencement of operations) to October 31, 2013.

(c)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Emerging Markets Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2014		Year Ended October 31,
Class A	(Unaudited)		2013		2012	2011		2010	2009
Per share data
Net asset value, beginning of period	$11.59		$12.51		$11.33	$11.69		$10.35	$7.05

Income from investment operations:

Net investment income	0.30		0.61		0.65	0.68		0.76	0.53

Net realized and unrealized gain (loss)	(0.12)		(0.86)		1.16	(0.29)		1.32	3.22

Total from investment operations	0.18		(0.25)		1.81	0.39		2.08	3.75

Less distributions to shareholders:

Net investment income	(0.32)		(0.59)		(0.63)	(0.75)		(0.74)	(0.45)

Net realized gains	(0.15)		(0.08)		—	—		—	—

Total distributions to shareholders	(0.47)		(0.67)		(0.63)	(0.75)		(0.74)	(0.45)

Net asset value, end of period	$11.30		$11.59		$12.51	$11.33		$11.69	$10.35

Total return	1.69%		(2.12%)		16.51%	3.58%		20.75%	54.87%

Ratios to average net assets(a)

Total gross expenses	1.16	%(b)	1.13%		1.16%	1.35%		1.37%	1.37%

Total net expenses(c)	1.16	%(b)	1.13	%(d)	1.16%	1.28	%(d)	1.31%	1.27%

Net investment income	5.43	%(b)	5.00%		5.54%	5.91%		6.93%	5.85%

Supplemental data

Net assets, end of period (in thousands)	$189,610		$235,667		$284,818	$162,047		$76,725	$32,726

Portfolio turnover	22%		26%		21%	24%		38%	62%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class B	(Unaudited)		2013		2012	2011		2010	2009
Per share data
Net asset value, beginning of period	$11.59		$12.51		$11.32	$11.67		$10.34	$7.05

Income from investment operations:

Net investment income	0.26		0.52		0.57	0.60		0.67	0.46

Net realized and unrealized gain (loss)	(0.13)		(0.86)		1.16	(0.30)		1.31	3.22

Total from investment operations	0.13		(0.34)		1.73	0.30		1.98	3.68

Less distributions to shareholders:

Net investment income	(0.28)		(0.50)		(0.54)	(0.65)		(0.65)	(0.39)

Net realized gains	(0.15)		(0.08)		—	—		—	—

Total distributions to shareholders	(0.43)		(0.58)		(0.54)	(0.65)		(0.65)	(0.39)

Net asset value, end of period	$11.29		$11.59		$12.51	$11.32		$11.67	$10.34

Total return	1.22%		(2.85%)		15.73%	2.77%		19.76%	53.60%

Ratios to average net assets(a)

Total gross expenses	1.91	%(b)	1.88%		1.90%	2.22%		2.13%	2.15%

Total net expenses(c)	1.91	%(b)	1.88	%(d)	1.90%	2.04	%(d)	2.08%	2.04%

Net investment income	4.68	%(b)	4.25%		4.87%	5.27%		6.20%	5.28%

Supplemental data

Net assets, end of period (in thousands)	$1,467		$2,064		$2,908	$2,846		$3,569	$2,420

Portfolio turnover	22%		26%		21%	24%		38%	62%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class C	(Unaudited)		2013		2012	2011		2010	2009
Per share data
Net asset value, beginning of period	$11.54		$12.46		$11.30	$11.65		$10.32	$7.04

Income from investment operations:

Net investment income	0.26		0.52		0.56	0.58		0.67	0.45

Net realized and unrealized gain (loss)	(0.13)		(0.86)		1.15	(0.26)		1.32	3.22

Total from investment operations	0.13		(0.34)		1.71	0.32		1.99	3.67

Less distributions to shareholders:

Net investment income	(0.28)		(0.50)		(0.55)	(0.67)		(0.66)	(0.39)

Net realized gains	(0.15)		(0.08)		—	—		—	—

Total distributions to shareholders	(0.43)		(0.58)		(0.55)	(0.67)		(0.66)	(0.39)

Net asset value, end of period	$11.24		$11.54		$12.46	$11.30		$11.65	$10.32

Total return	1.23%		(2.85%)		15.55%	2.96%		19.87%	53.57%

Ratios to average net assets(a)

Total gross expenses	1.91	%(b)	1.88%		1.91%	2.03%		2.14%	2.13%

Total net expenses(c)	1.91	%(b)	1.88	%(d)	1.91%	2.02	%(d)	2.06%	2.03%

Net investment income	4.69	%(b)	4.28%		4.78%	5.11%		6.14%	5.06%

Supplemental data

Net assets, end of period (in thousands)	$54,190		$58,219		$45,979	$19,877		$3,622	$722

Portfolio turnover	22%		26%		21%	24%		38%	62%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class I	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$11.59		$12.51	$11.34	$11.69	$10.35	$7.05

Income from investment operations:

Net investment income	0.33		0.67	0.72	0.73	0.77	0.57

Net realized and unrealized gain (loss)	(0.12)		(0.86)	1.14	(0.27)	1.35	3.22

Total from investment operations	0.21		(0.19)	1.86	0.46	2.12	3.79

Less distributions to shareholders:

Net investment income	(0.35)		(0.65)	(0.69)	(0.81)	(0.78)	(0.49)

Net realized gains	(0.15)		(0.08)	—	—	—	—

Total distributions to shareholders	(0.50)		(0.73)	(0.69)	(0.81)	(0.78)	(0.49)

Net asset value, end of period	$11.30		$11.59	$12.51	$11.34	$11.69	$10.35

Total return	1.94%		(1.67%)	16.96%	4.18%	21.19%	55.52%

Ratios to average net assets(a)

Total gross expenses	0.66	%(b)	0.65%	0.68%	0.83%	0.92%	0.88%

Total net expenses(c)	0.66	%(b)	0.65%	0.68%	0.83%	0.92%	0.85%

Net investment income	5.96	%(b)	5.56%	6.11%	6.43%	7.13%	6.59%

Supplemental data

Net assets, end of period (in thousands)	$308,847		$281,985	$163,508	$146,569	$78,154	$106,359

Portfolio turnover	22%		26%	21%	24%	38%	62%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	23

Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class K	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$11.58		$12.50	$11.31	$11.68	$10.35	$7.05

Income from investment operations:

Net investment income	0.31		0.63	0.68	0.71	0.72	0.54

Net realized and unrealized gain (loss)	(0.12)		(0.86)	1.16	(0.31)	1.35	3.23

Total from investment operations	0.19		(0.23)	1.84	0.40	2.07	3.77

Less distributions to shareholders:

Net investment income	(0.33)		(0.61)	(0.65)	(0.77)	(0.74)	(0.47)

Net realized gains	(0.15)		(0.08)	—	—	—	—

Total distributions to shareholders	(0.48)		(0.69)	(0.65)	(0.77)	(0.74)	(0.47)

Net asset value, end of period	$11.29		$11.58	$12.50	$11.31	$11.68	$10.35

Total return	1.79%		(1.97%)	16.87%	3.65%	20.75%	55.14%

Ratios to average net assets(a)

Total gross expenses	0.96	%(b)	0.95%	0.98%	1.17%	1.27%	1.18%

Total net expenses(c)	0.96	%(b)	0.95%	0.98%	1.13%	1.22%	1.11%

Net investment income	5.65	%(b)	5.16%	5.78%	6.18%	6.52%	6.31%

Supplemental data

Net assets, end of period (in thousands)	$36		$36	$72	$62	$124	$23

Portfolio turnover	22%		26%	21%	24%	38%	62%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class R	(Unaudited)		2013		2012(a)
Per share data
Net asset value, beginning of period	$11.59		$12.50		$11.30

Income from investment operations:

Net investment income	0.29		0.58		0.58

Net realized and unrealized gain (loss)	(0.13)		(0.85)		1.23

Total from investment operations	0.16		(0.27)		1.81

Less distributions to shareholders:

Net investment income	(0.30)		(0.56)		(0.61)

Net realized gains	(0.15)		(0.08)		—

Total distributions to shareholders	(0.45)		(0.64)		(0.61)

Net asset value, end of period	$11.30		$11.59		$12.50

Total return	1.56%		(2.29%)		16.57%

Ratios to average net assets(b)

Total gross expenses	1.42	%(c)	1.39%		1.42	%(c)

Total net expenses(d)	1.42	%(c)	1.39	%(e)	1.42	%(c)

Net investment income	5.23	%(c)	4.79%		5.15	%(c)

Supplemental data

Net assets, end of period (in thousands)	$7,124		$3,711		$2,877

Portfolio turnover	22%		26%		21%

Notes to Financial Highlights

(a)	For the period from November 16, 2011 (commencement of operations) to October 31, 2012.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	25

Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

Class R4	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
Per share data
Net asset value, beginning of period	$11.60		$12.57

Income from investment operations:

Net investment income	0.31		0.41

Net realized and unrealized loss	(0.12)		(0.98)

Total from investment operations	0.19		(0.57)

Less distributions to shareholders:

Net investment income	(0.33)		(0.40)

Net realized gains	(0.15)		—

Total distributions to shareholders	(0.48)		(0.40)

Net asset value, end of period	$11.31		$11.60

Total return	1.81%		(4.57%)

Ratios to average net assets(b)

Total gross expenses	0.92	%(c)	0.92	%(c)

Total net expenses(d)	0.92	%(c)	0.92	%(c)(e)

Net investment income	5.69	%(c)	5.70	%(c)

Supplemental data

Net assets, end of period (in thousands)	$2,081		$1,055

Portfolio turnover	22%		26%

Notes to Financial Highlights

(a)	For the period from March 19, 2013 (commencement of operations) to October 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

Class R5	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
Per share data
Net asset value, beginning of period	$11.59		$12.57

Income from investment operations:

Net investment income	0.33		0.64

Net realized and unrealized loss	(0.13)		(0.90)

Total from investment operations	0.20		(0.26)

Less distributions to shareholders:

Net investment income	(0.34)		(0.64)

Net realized gains	(0.15)		(0.08)

Total distributions to shareholders	(0.49)		(0.72)

Net asset value, end of period	$11.30		$11.59

Total return	1.92%		(2.19%)

Ratios to average net assets(b)

Total gross expenses	0.71	%(c)	0.71	%(c)

Total net expenses(d)	0.71	%(c)	0.71	%(c)

Net investment income	5.92	%(c)	5.54	%(c)

Supplemental data

Net assets, end of period (in thousands)	$21,262		$11,814

Portfolio turnover	22%		26%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to October 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	27

Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class W	(Unaudited)		2013		2012	2011		2010	2009
Per share data
Net asset value, beginning of period	$11.57		$12.49		$11.31	$11.68		$10.34	$7.05

Income from investment operations:

Net investment income	0.30		0.61		0.66	0.68		0.75	0.53

Net realized and unrealized gain (loss)	(0.12)		(0.86)		1.15	(0.30)		1.32	3.21

Total from investment operations	0.18		(0.25)		1.81	0.38		2.07	3.74

Less distributions to shareholders:

Net investment income	(0.32)		(0.59)		(0.63)	(0.75)		(0.73)	(0.45)

Net realized gains	(0.15)		(0.08)		—	—		—	—

Total distributions to shareholders	(0.47)		(0.67)		(0.63)	(0.75)		(0.73)	(0.45)

Net asset value, end of period	$11.28		$11.57		$12.49	$11.31		$11.68	$10.34

Total return	1.69%		(2.13%)		16.53%	3.47%		20.68%	54.69%

Ratios to average net assets(a)

Total gross expenses	1.17	%(b)	1.13%		1.15%	1.45%		1.37%	1.33%

Total net expenses(c)	1.17	%(b)	1.13	%(d)	1.15%	1.30	%(d)	1.37%	1.30%

Net investment income	5.45	%(b)	5.02%		5.63%	5.96%		6.93%	6.18%

Supplemental data

Net assets, end of period (in thousands)	$65,146		$64,994		$63,707	$67,886		$74,067	$117,037

Portfolio turnover	22%		26%		21%	24%		38%	62%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

Class Y	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
Per share data
Net asset value, beginning of period	$11.59		$12.57

Income from investment operations

Net investment income	0.33		0.65

Net realized and unrealized loss	(0.12)		(0.90)

Total from investment operations	0.21		(0.25)

Less distributions to shareholders:

Net investment income	(0.35)		(0.65)

Net realized gains	(0.15)		(0.08)

Total distributions to shareholders	(0.50)		(0.73)

Net asset value, end of period	$11.30		$11.59

Total return	1.94%		(2.14%)

Ratios to average net assets(b)

Total gross expenses	0.65	%(c)	0.65	%(c)

Total net expenses(d)	0.65	%(c)	0.65	%(c)

Net investment income	5.92	%(c)	5.66	%(c)

Supplemental data

Net assets, end of period (in thousands)	$1,156		$9,286

Portfolio turnover	22%		26%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to October 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	29

Columbia Emerging Markets Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class Z	(Unaudited)		2013		2012	2011		2010(a)
Per share data
Net asset value, beginning of period	$11.59		$12.51		$11.35	$11.69		$11.47

Income from investment operations:

Net investment income	0.31		0.64		0.68	0.68		0.07

Net realized and unrealized gain (loss)	(0.12)		(0.86)		1.14	(0.22)		0.24

Total from investment operations	0.19		(0.22)		1.82	0.46		0.31

Less distributions to shareholders:

Net investment income	(0.33)		(0.62)		(0.66)	(0.80)		(0.09)

Net realized gains	(0.15)		(0.08)		—	—		—

Total distributions to shareholders	(0.48)		(0.70)		(0.66)	(0.80)		(0.09)

Net asset value, end of period	$11.30		$11.59		$12.51	$11.35		$11.69

Total return	1.81%		(1.87%)		16.64%	4.16%		2.68%

Ratios to average net assets(b)

Total gross expenses	0.91	%(c)	0.88%		0.91%	0.84%		1.32	%(c)

Total net expenses(d)	0.91	%(c)	0.88	%(e)	0.91%	0.84	%(e)	0.97	%(c)

Net investment income	5.68	%(c)	5.23%		5.72%	6.03%		7.36	%(c)

Supplemental data

Net assets, end of period (in thousands)	$106,482		$124,223		$144,687	$35,902		$123

Portfolio turnover	22%		26%		21%	24%		38%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Notes to Financial Statements

April 30, 2014 (Unaudited)

Note 1. Organization

Columbia Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Semiannual Report 2014	31

Columbia Emerging Markets Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

32	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are typically intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Semiannual Report 2014	33

Columbia Emerging Markets Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2014:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount(b) ($)
				Financial Instruments(a) ($)	Cash Collateral Received ($)	Securities Collateral Received ($)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	25,759	—	25,759	—	—	—	25,759

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount(d) ($)
				Financial Instruments(c) ($)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	38,082	—	38,082	—	—	—	38,082

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d)	Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at April 30, 2014:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	25,759
Interest rate risk	Net assets — unrealized appreciation on futures contracts	111,331	*
Total		137,090

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	38,082
Interest rate risk	Net assets — unrealized depreciation on futures contracts	168,650	*
Total		206,732

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended April 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	140,883	—	140,883
Interest rate risk	—	(192,689)	(192,689)
Total	140,883	(192,689)	(51,806)

34	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	7,465	—	7,465
Interest rate risk	—	(57,319)	(57,319)
Total	7,465	(57,319)	(49,854)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2014.

Derivative Instrument	Average Notional Amounts* ($)
Futures contracts — Short	52,548,579

Derivative Instrument	Average Unrealized Appreciation* ($)	Average Unrealized Depreciation* ($)
Forward foreign currency exchange contracts	359,808	(19,041)

*	Based on ending quarterly outstanding amounts for the six months ended April 30, 2014.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Semiannual Report 2014	35

Columbia Emerging Markets Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.530% to 0.353% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2014 was 0.53% of the Fund’s average daily net assets.

The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2014 was 0.07% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2014, other expenses paid to this company were $1,285.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares are not subject to transfer agent fees.

36	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

For the six months ended April 30, 2014, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.26%
Class B	0.26
Class C	0.26
Class K	0.05
Class R	0.26
Class R4	0.26
Class R5	0.05
Class W	0.26
Class Z	0.26

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2014, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $135,000 and $335,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2014, and may be recovered from future payments under the distribution plan or

CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $123,353 for Class A, $68 for Class B and $11,470 for Class C shares for the six months ended April 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	March 1, 2014 through February 28, 2015 (%)	Prior to March 1, 2014 (%)
Class A	1.24	1.25
Class B	1.99	2.00
Class C	1.99	2.00
Class I	0.80	0.83
Class K	1.10	1.13
Class R	1.49	1.50
Class R4	0.99	1.00
Class R5	0.85	0.88
Class W	1.24	1.25
Class Y	0.80	0.83
Class Z	0.99	1.00

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Semiannual Report 2014	37

Columbia Emerging Markets Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2014, the cost of investments for federal income tax purposes was approximately $761,005,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$ 20,118,000
Unrealized depreciation	(33,471,000)
Net unrealized depreciation	$(13,353,000)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $157,595,122 and $183,315,588, respectively, for the six months ended April 30, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At April 30, 2014, affiliated shareholders of record owned 59.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended April 30, 2014.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

38	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014	39

Columbia Emerging Markets Bond Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Emerging Markets Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

40	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment. The Board observed that appropriate steps (such as changes to the management team) had been taken to help improve the Fund’s performance.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds’ standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund’s total expense ratio (after considering proposed voluntary expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

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Columbia Emerging Markets Bond Fund

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Columbia Emerging Markets Bond Fund

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44	Semiannual Report 2014

Columbia Emerging Markets Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	45

Columbia Emerging Markets Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR141_10_D01_(06/14)

Semiannual Report April 30, 2014

Columbia European Equity Fund

President’s Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy continued to recover at a slow but steady pace during the first quarter of 2014, supported by solid manufacturing activity, reasonable job growth and continued gains for the housing market. Industrial production was robust, buoyed by strong demand for autos and related parts. After a disappointing January, job growth picked up, which helped boost consumer confidence. Housing data was somewhat mixed, as harsh weather and higher mortgage rates put a damper on sales, while lower inventories helped prices trend higher. The Federal Reserve (the Fed) announced further reductions to its monthly asset purchases and reassured the markets that it would not make any significant changes to monetary policy until it was satisfied that the labor market was on solid ground. Despite mostly good news on the economic front, the broad financial markets recorded only modest gains, as bitter winter weather at home and mounting tensions between Russia and Western allies prompted investor caution.

Investors braced for higher interest rates, but long-term yields declined and the fixed-income markets were surprisingly resilient in the face of stable-to-improving economic data. Risk-on trading continued during the quarter as the higher yielding sectors of the fixed-income markets generally fared well. Emerging-market bonds, long-term U.S. Treasuries and sovereign debt were among the strongest performers, as were Treasury Inflation Protected Securities. Municipal bonds delivered solid gains, especially high-yield municipals, which benefited from continued improvement in state finances.

Against this backdrop, the broad bond market, as measured by the Barclays U.S. Aggregate Bond Index, edged out the broad stock market, as measured by the Standard & Poor’s 500 Index, with gains of 1.84% vs. 1.81%, respectively. As indicated late last year, the Fed began tapering its monthly asset purchase program and announced further reductions. New Fed chair Janet Yellen reassured investors the Fed was committed to keeping short-term borrowing rates low into 2015.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia European Equity Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia European Equity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia European Equity Fund (the Fund) Class A shares returned 6.68% excluding sales charges for the six-month period that ended April 30, 2014.

>	The Fund underperformed its benchmark, the MSCI Europe Index (Net), which returned 8.26% for the same six months.

Average Annual Total Returns (%) (for period ended April 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	06/26/00
Excluding sales charges		6.68	21.48	17.49	9.89
Including sales charges		0.55	14.57	16.10	9.24
Class B	06/26/00
Excluding sales charges		6.40	20.77	16.60	9.05
Including sales charges		1.40	15.77	16.38	9.05
Class C	06/26/00
Excluding sales charges		6.24	20.65	16.61	9.05
Including sales charges		5.24	19.65	16.61	9.05
Class I*	07/15/04	7.04	22.19	18.18	10.49
Class K	06/26/00	6.70	21.71	17.73	10.17
Class R4*	01/08/14	6.82	21.64	17.52	9.90
Class R5*	01/08/14	6.81	21.63	17.52	9.90
Class W*	06/18/12	6.67	21.54	17.46	9.87
Class Z*	09/27/10	6.89	21.96	17.80	10.03
MSCI Europe Index (Net)		8.26	22.30	15.01	7.77
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI Europe Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Europe Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia European Equity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at April 30, 2014)
Roche Holding AG, Genusschein Shares (Switzerland)	3.0
Bayer AG, Registered Shares (Germany)	2.7
Bayerische Motoren Werke AG (Germany)	2.5
Iliad SA (France)	2.3
Renault SA (France)	2.2
BASF SE (Germany)	2.2
Vodafone Group PLC (United Kingdom)	2.2
Legrand SA (France)	2.2
ING Groep NV-CVA (Netherlands)	2.1
GlaxoSmithKline PLC (United Kingdom)	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at April 30, 2014)
Belgium	3.2
Denmark	2.9
Finland	0.8
France	20.0
Germany	15.8
Ireland	1.1
Italy	2.5
Netherlands	7.7
Norway	1.2
Spain	3.3
Sweden	2.3
Switzerland	9.5
United Kingdom	28.7
United States(a)	1.0
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Threadneedle International Limited

Daniel Ison

Nick Davis

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014	3

Columbia European Equity Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at April 30, 2014)
Aerospace & Defense	2.9
Air Freight & Logistics	1.7
Airlines	3.1
Auto Components	2.2
Automobiles	4.6
Banks	12.7
Beverages	2.5
Capital Markets	2.7
Chemicals	4.6
Construction Materials	1.0
Diversified Financial Services	2.1
Diversified Telecommunication Services	5.5
Electrical Equipment	2.1
Health Care Equipment & Supplies	1.9
Hotels, Restaurants & Leisure	1.0
Household Durables	1.6
Insurance	6.9
IT Services	1.9
Machinery	3.1
Media	4.6
Metals & Mining	0.9
Oil, Gas & Consumable Fuels	1.7
Personal Products	1.2
Pharmaceuticals	9.7
Professional Services	2.0
Semiconductors & Semiconductor Equipment	1.5
Software	1.6
Specialty Retail	1.0
Textiles, Apparel & Luxury Goods	1.9
Trading Companies & Distributors	5.0
Transportation Infrastructure	1.1
Wireless Telecommunication Services	2.2
Money Market Funds	1.0
Total	99.5

Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2014

Columbia European Equity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2013 – April 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,066.80		1,018.05	6.97		6.80	1.36
Class B	1,000.00	1,000.00	1,064.00		1,014.33	10.80		10.54	2.11
Class C	1,000.00	1,000.00	1,062.40		1,014.33	10.79		10.54	2.11
Class I	1,000.00	1,000.00	1,070.40		1,020.28	4.67		4.56	0.91
Class K	1,000.00	1,000.00	1,067.00		1,018.79	6.20		6.06	1.21
Class R4	1,000.00	1,000.00	1,011.90	*	1,019.24	3.43	*	5.61	1.12	*
Class R5	1,000.00	1,000.00	1,011.80	*	1,020.18	2.84	*	4.66	0.93	*
Class W	1,000.00	1,000.00	1,066.70		1,018.05	6.97		6.80	1.36
Class Z	1,000.00	1,000.00	1,068.90		1,019.29	5.69		5.56	1.11

*	For the period January 8, 2014 through April 30, 2014. Class R4 and R5 shares commenced operations on January 8, 2014.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Semiannual Report 2014	5

Columbia European Equity Fund

Portfolio of Investments

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.5%
Issuer	Shares	Value ($)
Belgium 3.2%
Anheuser-Busch InBev NV	104,056	11,323,757

KBC Groep NV	142,271	8,666,937

Total		19,990,694

Denmark 2.9%
Novo Nordisk A/S, Class B	284,002	12,811,763

Pandora A/S	83,820	5,638,375

Total		18,450,138

Finland 0.8%
KONE OYJ, Class B	120,877	5,168,472

France 19.9%
Airbus Group NV	185,856	12,760,858

AtoS	89,892	7,760,803

BNP Paribas SA	123,177	9,246,832

Essilor International SA	45,346	4,849,789

Groupe Eurotunnel SA	537,823	7,214,509

Iliad SA	52,522	14,172,507

L’Oreal SA	43,941	7,559,228

Legrand SA	208,119	13,426,120

Publicis Groupe SA	107,888	9,190,250

Renault SA	143,177	13,934,351

Societe Generale SA	142,419	8,851,804

Thales SA	86,699	5,514,920

Vivendi SA	424,792	11,397,737

Total		125,879,708

Germany 15.8%
Allianz SE, Registered Shares	54,918	9,512,378

BASF SE	119,303	13,808,911

Bayer AG, Registered Shares	119,343	16,557,043

Bayerische Motoren Werke AG	123,526	15,454,481

Brenntag AG	61,024	11,035,640

Continental AG	41,596	9,744,027

Deutsche Post AG	278,940	10,500,898

ProSiebenSat.1 Media AG, Registered Shares	226,212	9,890,512

SAP AG	38,799	3,124,163

Total		99,628,053

Ireland 1.0%
Bank of Ireland(a)	17,015,738	6,680,717

Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 2.5%
Intesa Sanpaolo SpA	3,369,927	11,501,154

Mediobanca SpA(a)	395,093	4,374,094

Total		15,875,248

Netherlands 7.6%
Aegon NV	996,413	9,033,807

ASML Holding NV	114,492	9,439,885

Gemalto NV	61,308	6,863,988

ING Groep NV-CVA(a)	924,292	13,124,503

Reed Elsevier NV	482,958	9,852,812

Total		48,314,995

Norway 1.2%
DNB ASA	421,619	7,454,563

Spain 3.3%
Amadeus IT Holding SA, Class A	106,454	4,424,020

Banco Popular Espanol SA	556,572	4,092,447

Bankinter SA	743,619	5,687,538

Inditex SA	43,469	6,522,168

Total		20,726,173

Sweden 2.3%
Nordea Bank AB	627,070	9,086,624

SKF AB B Shares	204,561	5,312,062

Total		14,398,686

Switzerland 9.5%
Adecco SA, Registered Shares	151,070	12,624,927

Cie Financiere Richemont SA, Class A, Registered Shares	64,890	6,584,112

Holcim Ltd., Registered Shares	69,111	6,329,220

Roche Holding AG, Genusschein Shares	64,083	18,785,836

Sika AG	1,614	6,526,788

UBS AG, Registered Shares	438,953	9,177,065

Total		60,027,948

United Kingdom 28.5%
Ashtead Group PLC	500,564	7,390,853

BG Group PLC	524,056	10,600,092

BT Group PLC	1,492,738	9,287,444

Diageo PLC	154,418	4,738,572

easyJet PLC	445,927	12,325,019

GKN PLC	671,552	4,353,976

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia European Equity Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
GlaxoSmithKline PLC	471,588	12,994,454

IMI PLC	361,254	9,149,114

Intercontinental Hotels Group PLC	183,074	6,237,678

International Consolidated Airlines Group SA(a)	1,062,671	7,250,414

Johnson Matthey PLC	155,644	8,601,091

Legal & General Group PLC	2,632,431	9,413,651

Lloyds Banking Group PLC(a)	6,844,431	8,708,701

Persimmon PLC(a)	447,419	9,911,135

Prudential PLC	401,997	9,220,566

Rio Tinto PLC	105,192	5,726,908

Schroders PLC	78,597	3,391,891

Smith & Nephew PLC	468,578	7,274,594

St. James’s Place PLC	518,107	6,735,740

Travis Perkins PLC	202,638	5,833,382

Common Stocks (continued)
Issuer	Shares	Value ($)
Vodafone Group PLC	3,627,887	13,717,657

Wolseley PLC	123,705	7,145,218

Total		180,008,150

Total Common Stocks
(Cost: $520,746,883)		622,603,545

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.092%(b)(c)	6,081,468	6,081,468

Total Money Market Funds
(Cost: $6,081,468)		6,081,468

Total Investments
(Cost: $526,828,351)		628,685,013

Other Assets & Liabilities, Net		3,081,881

Net Assets		631,766,894

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at April 30, 2014.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,413,364	139,301,049	(151,632,945)	6,081,468	4,683	6,081,468

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia European Equity Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	—	107,313,878	—	107,313,878

Consumer Staples	—	23,621,557	—	23,621,557

Energy	—	10,600,092	—	10,600,092

Financials	—	153,961,011	—	153,961,011

Health Care	—	73,273,479	—	73,273,479

Industrials	—	132,652,405	—	132,652,405

Information Technology	—	31,612,860	—	31,612,860

Materials	—	40,992,918	—	40,992,918

Telecommunication Services	—	48,575,345	—	48,575,345

Total Equity Securities	—	622,603,545	—	622,603,545

Mutual Funds

Money Market Funds	6,081,468	—	—	6,081,468

Total Mutual Funds	6,081,468	—	—	6,081,468

Total	6,081,468	622,603,545	—	628,685,013

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia European Equity Fund

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $520,746,883)	$622,603,545

Affiliated issuers (identified cost $6,081,468)	6,081,468

Total investments (identified cost $526,828,351)	628,685,013

Foreign currency (identified cost $706,563)	707,438

Receivable for:

Investments sold	500,695

Capital shares sold	1,051,779

Dividends	1,738,094

Reclaims	979,622

Prepaid expenses	1,029

Other assets	39,783

Total assets	633,703,453

Liabilities

Payable for:

Investments purchased	106,826

Capital shares purchased	1,701,895

Investment management fees	13,442

Distribution and/or service fees	2,159

Transfer agent fees	50,285

Administration fees	1,361

Compensation of board members	17,858

Other expenses	42,733

Total liabilities	1,936,559

Net assets applicable to outstanding capital stock	$631,766,894

Represented by

Paid-in capital	$520,843,793

Undistributed net investment income	5,575,806

Accumulated net realized gain	3,433,817

Unrealized appreciation (depreciation) on:

Investments	101,856,662

Foreign currency translations	56,816

Total — representing net assets applicable to outstanding capital stock	$631,766,894

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia European Equity Fund

Statement of Assets and Liabilities (continued)

April 30, 2014 (Unaudited)

Class A

Net assets	$189,708,599

Shares outstanding	24,625,129

Net asset value per share	$7.70

Maximum offering price per share(a)	$8.17

Class B

Net assets	$1,971,516

Shares outstanding	257,776

Net asset value per share	$7.65

Class C

Net assets	$30,090,778

Shares outstanding	3,999,753

Net asset value per share	$7.52

Class I

Net assets	$278,124,672

Shares outstanding	36,002,833

Net asset value per share	$7.73

Class K

Net assets	$13,043

Shares outstanding	1,698

Net asset value per share(b)	$7.68

Class R4

Net assets	$38,746

Shares outstanding	5,047

Net asset value per share	$7.68

Class R5

Net assets	$2,530

Shares outstanding	328

Net asset value per share(b)	$7.72

Class W

Net assets	$2,498

Shares outstanding	326

Net asset value per share(b)	$7.67

Class Z

Net assets	$131,814,512

Shares outstanding	17,161,216

Net asset value per share	$7.68

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia European Equity Fund

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$10,111,499

Dividends — affiliated issuers	4,683

Foreign taxes withheld	(723,482)

Total income	9,392,700

Expenses:

Investment management fees	2,168,585

Distribution and/or service fees

Class A	183,071

Class B	8,991

Class C	108,579

Class W	4

Transfer agent fees

Class A	144,067

Class B	1,773

Class C	21,338

Class K	4

Class R4(a)	8

Class W	4

Class Z	117,920

Administration fees	219,942

Plan administration fees

Class K	18

Compensation of board members	9,424

Custodian fees	31,554

Printing and postage fees	17,389

Registration fees	52,294

Professional fees	19,189

Other	7,382

Total expenses	3,111,536

Net investment income	6,281,164

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	21,355,930

Foreign currency translations	64,579

Net realized gain	21,420,509

Net change in unrealized appreciation (depreciation) on:

Investments	7,984,464

Foreign currency translations	(4,266)

Net change in unrealized appreciation (depreciation)	7,980,198

Net realized and unrealized gain	29,400,707

Net increase in net assets resulting from operations	$35,681,871

(a)	Class R4 shares are for the period from January 8, 2014 (commencement of operations) to April 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia European Equity Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations

Net investment income	$6,281,164	$5,717,978

Net realized gain	21,420,509	32,124,103

Net change in unrealized appreciation (depreciation)	7,980,198	65,142,645

Net increase in net assets resulting from operations	35,681,871	102,984,726

Distributions to shareholders

Net investment income

Class A	(914,335)	(841,341)

Class B	(2,962)	(7,782)

Class C	(35,650)	(24,712)

Class I	(2,848,859)	(4,821,907)

Class K	(123)	(321)

Class W	(26)	(54)

Class Z	(1,004,051)	(1,254,063)

Net realized gains

Class A	(4,599,974)	(225,554)

Class B	(62,148)	(6,395)

Class C	(664,654)	(9,195)

Class I	(9,618,553)	(972,651)

Class K	(522)	(75)

Class W	(136)	(12)

Class Z	(4,041,339)	(258,474)

Total distributions to shareholders	(23,793,332)	(8,422,536)

Increase (decrease) in net assets from capital stock activity	133,213,261	38,518,721

Total increase in net assets	145,101,800	133,080,911

Net assets at beginning of period	486,665,094	353,584,183

Net assets at end of period	$631,766,894	$486,665,094

Undistributed net investment income	$5,575,806	$4,100,648

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia European Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014(a) (Unaudited)		Year Ended October 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	11,804,319	89,763,951	6,223,524	44,226,144

Distributions reinvested	728,683	5,377,680	167,217	1,045,109

Redemptions	(1,275,711)	(9,691,697)	(1,920,451)	(12,604,988)

Net increase	11,257,291	85,449,934	4,470,290	32,666,265

Class B shares

Subscriptions	95,549	720,963	52,050	350,893

Distributions reinvested	8,594	63,168	2,231	13,902

Redemptions(b)	(54,992)	(415,507)	(99,765)	(663,026)

Net increase (decrease)	49,151	368,624	(45,484)	(298,231)

Class C shares

Subscriptions	2,214,533	16,475,674	1,597,096	11,281,247

Distributions reinvested	81,627	590,161	3,290	20,202

Redemptions	(104,622)	(778,298)	(154,250)	(1,022,834)

Net increase	2,191,538	16,287,537	1,446,136	10,278,615

Class I shares

Subscriptions	5,147,497	39,433,679	1,121,849	7,646,174

Distributions reinvested	1,686,999	12,466,922	927,097	5,794,354

Redemptions	(5,616,314)	(43,067,525)	(6,959,300)	(46,442,789)

Net increase (decrease)	1,218,182	8,833,076	(4,910,354)	(33,002,261)

Class K shares

Subscriptions	65	499	48	343

Distributions reinvested	59	434	51	313

Redemptions	(269)	(2,100)	(1,169)	(7,390)

Net decrease	(145)	(1,167)	(1,070)	(6,734)

Class R4 shares

Subscriptions	5,047	38,943	—	—

Net increase	5,047	38,943	—	—

Class R5 shares

Subscriptions	328	2,500	—	—

Net increase	328	2,500	—	—

Class W shares

Redemptions	(154)	(1,200)	—	—

Net increase (decrease)	(154)	(1,200)	—	—

Class Z shares

Subscriptions	4,689,608	35,448,187	5,725,579	40,541,647

Distributions reinvested	638,196	4,690,740	242,971	1,511,281

Redemptions	(2,379,111)	(17,903,913)	(1,921,605)	(13,171,861)

Net increase	2,948,693	22,235,014	4,046,945	28,881,067

Total net increase	17,669,931	133,213,261	5,006,463	38,518,721

(a)	Class R4 and R5 shares are for the period from January 8, 2014 (commencement of operations) to April 30, 2014.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia European Equity Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2014		Year Ended October 31,
Class A	(Unaudited)		2013		2012		2011		2010	2009
Per share data
Net asset value, beginning of period	$7.55		$5.94		$5.47		$5.80		$4.86	$3.88

Income from investment operations:

Net investment income	0.08		0.07		0.08		0.05		0.03	0.07

Net realized and unrealized gain (loss)	0.41		1.66		0.40		(0.35)		0.98	0.96

Total from investment operations	0.49		1.73		0.48		(0.30)		1.01	1.03

Less distributions to shareholders:

Net investment income	(0.06)		(0.09)		(0.01)		(0.03)		(0.07)	(0.06)

Net realized gains	(0.28)		(0.03)		—		—		—	—

Total distributions to shareholders	(0.34)		(0.12)		(0.01)		(0.03)		(0.07)	(0.06)

Proceeds from regulatory settlements	—		—		—		—		—	0.01

Net asset value, end of period	$7.70		$7.55		$5.94		$5.47		$5.80	$4.86

Total return	6.68%		29.57%		8.88%		(5.25%)		21.14%	27.11	%(a)

Ratios to average net assets(b)

Total gross expenses	1.36	%(c)	1.42%		1.54	%(d)	1.55%		1.67%	1.93%

Total net expenses(e)	1.36	%(c)	1.42	%(f)	1.52	%(d)(f)	1.51	%(f)	1.41%	1.61%

Net investment income	2.26	%(c)	1.03%		1.42%		0.84%		0.63%	1.79%

Supplemental data

Net assets, end of period (in thousands)	$189,709		$100,943		$52,850		$60,295		$69,831	$64,717

Portfolio turnover	26%		73%		126%		121%		115%	154%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia European Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$7.48		$5.87		$5.44		$5.78		$4.83		$3.82

Income from investment operations:

Net investment income (loss)	0.05		0.03		0.04		0.01		(0.00	)(a)	0.05

Net realized and unrealized gain (loss)	0.42		1.64		0.39		(0.35)		0.97		0.95

Total from investment operations	0.47		1.67		0.43		(0.34)		0.97		1.00

Less distributions to shareholders:

Net investment income	(0.02)		(0.03)		—		—		(0.02)		—

Net realized gains	(0.28)		(0.03)		—		—		—		—

Total distributions to shareholders	(0.30)		(0.06)		—		—		(0.02)		—

Proceeds from regulatory settlements	—		—		—		—		—		0.01

Net asset value, end of period	$7.65		$7.48		$5.87		$5.44		$5.78		$4.83

Total return	6.40%		28.59%		7.90%		(5.88%)		20.10%		26.44	%(b)

Ratios to average net assets(c)

Total gross expenses	2.11	%(d)	2.18%		2.28	%(e)	2.30%		2.41%		2.74%

Total net expenses(f)	2.11	%(d)	2.18	%(g)	2.27	%(e)(g)	2.26	%(g)	2.16%		2.40%

Net investment income (loss)	1.30	%(d)	0.42%		0.78%		0.15%		(0.06%)		1.22%

Supplemental data

Net assets, end of period (in thousands)	$1,972		$1,561		$1,492		$2,382		$4,051		$6,124

Portfolio turnover	26%		73%		126%		121%		115%		154%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia European Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class C	(Unaudited)		2013		2012		2011		2010	2009
Per share data
Net asset value, beginning of period	$7.37		$5.82		$5.39		$5.72		$4.81	$3.81

Income from investment operations:

Net investment income (loss)	0.06		(0.00	)(a)	0.04		0.01		(0.01)	0.04

Net realized and unrealized gain (loss)	0.39		1.64		0.39		(0.34)		0.96	0.95

Total from investment operations	0.45		1.64		0.43		(0.33)		0.95	0.99

Less distributions to shareholders:

Net investment income	(0.02)		(0.06)		—		—		(0.04)	(0.00	)(a)

Net realized gains	(0.28)		(0.03)		—		—		—	—

Total distributions to shareholders	(0.30)		(0.09)		—		—		(0.04)	(0.00	)(a)

Proceeds from regulatory settlements	—		—		—		—		—	0.01

Net asset value, end of period	$7.52		$7.37		$5.82		$5.39		$5.72	$4.81

Total return	6.24%		28.58%		7.98%		(5.77%)		19.96%	26.39	%(b)

Ratios to average net assets(c)

Total gross expenses	2.11	%(d)	2.15%		2.31	%(e)	2.29%		2.43%	2.69%

Total net expenses(f)	2.11	%(d)	2.15	%(g)	2.27	%(e)(g)	2.26	%(g)	2.17%	2.37%

Net investment income (loss)	1.60	%(d)	(0.05%)		0.72%		0.11%		(0.10%)	1.07%

Supplemental data

Net assets, end of period (in thousands)	$30,091		$13,322		$2,106		$1,274		$1,406	$1,157

Portfolio turnover	26%		73%		126%		121%		115%	154%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia European Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class I	(Unaudited)		2013	2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$7.58		$5.96	$5.50		$5.80	$4.86	$3.89

Income from investment operations:

Net investment income	0.09		0.11	0.10		0.11	0.05	0.09

Net realized and unrealized gain (loss)	0.43		1.66	0.41		(0.36)	0.98	0.95

Total from investment operations	0.52		1.77	0.51		(0.25)	1.03	1.04

Less distributions to shareholders:

Net investment income	(0.09)		(0.12)	(0.05)		(0.05)	(0.09)	(0.08)

Net realized gains	(0.28)		(0.03)	—		—	—	—

Total distributions to shareholders	(0.37)		(0.15)	(0.05)		(0.05)	(0.09)	(0.08)

Proceeds from regulatory settlements	—		—	—		—	—	0.01

Net asset value, end of period	$7.73		$7.58	$5.96		$5.50	$5.80	$4.86

Total return	7.04%		30.29%	9.36%		(4.36%)	21.61%	27.78	%(a)

Ratios to average net assets(b)

Total gross expenses	0.91	%(c)	0.93%	0.97	%(d)	1.00%	1.14%	1.31%

Total net expenses(e)	0.91	%(c)	0.93%	0.97	%(d)	1.00%	0.96%	1.16%

Net investment income	2.33	%(c)	1.65%	1.86%		1.83%	1.07%	2.27%

Supplemental data

Net assets, end of period (in thousands)	$278,125		$263,736	$236,735		$319,236	$8	$6

Portfolio turnover	26%		73%	126%		121%	115%	154%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia European Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class K	(Unaudited)		2013	2012		2011	2010	2009
Per share data
Net asset value, beginning of period	$7.54		$5.93	$5.47		$5.79	$4.86	$3.90

Income from investment operations:

Net investment income	0.08		0.08	0.08		0.06	0.04	0.07

Net realized and unrealized gain (loss)	0.41		1.67	0.41		(0.34)	0.97	0.97

Total from investment operations	0.49		1.75	0.49		(0.28)	1.01	1.04

Less distributions to shareholders:

Net investment income	(0.07)		(0.11)	(0.03)		(0.04)	(0.08)	(0.09)

Net realized gains	(0.28)		(0.03)	—		—	—	—

Total distributions to shareholders	(0.35)		(0.14)	(0.03)		(0.04)	(0.08)	(0.09)

Proceeds from regulatory settlements	—		—	—		—	—	0.01

Net asset value, end of period	$7.68		$7.54	$5.93		$5.47	$5.79	$4.86

Total return	6.70%		29.93%	9.08%		(4.93%)	21.08%	27.57	%(a)

Ratios to average net assets(b)

Total gross expenses	1.21	%(c)	1.23%	1.27	%(d)	1.32%	1.49%	1.58%

Total net expenses(e)	1.21	%(c)	1.23%	1.27	%(d)	1.26%	1.27%	1.39%

Net investment income	2.03	%(c)	1.21%	1.43%		1.08%	0.79%	1.79%

Supplemental data

Net assets, end of period (in thousands)	$13		$14	$17		$27	$25	$18

Portfolio turnover	26%		73%	126%		121%	115%	154%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia European Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014(a)
Class R4	(Unaudited)
Per share data
Net asset value, beginning of period	$7.59

Income from investment operations:

Net investment income	0.07

Net realized and unrealized gain	0.02

Total from investment operations	0.09

Less distributions to shareholders:

Net asset value, end of period	$7.68

Total return	1.19%

Ratios to average net assets(b)

Total gross expenses	1.12	%(c)

Total net expenses(d)	1.12	%(c)

Net investment income	3.31	%(c)

Supplemental data

Net assets, end of period (in thousands)	$39

Portfolio turnover	26%

Notes to Financial Highlights

(a)	For the period from January 8, 2014 (commencement of operations) to April 30, 2014.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia European Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014(a)
Class R5	(Unaudited)
Per share data
Net asset value, beginning of period	$7.63

Income from investment operations:

Net investment income	0.09

Net realized and unrealized gain	0.00	(b)

Total from investment operations	0.09

Less distributions to shareholders:

Net asset value, end of period	$7.72

Total return	1.18%

Ratios to average net assets(c)

Total gross expenses	0.93	%(d)

Total net expenses(e)	0.93	%(d)

Net investment income	3.76	%(d)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	26%

Notes to Financial Highlights

(a)	For the period from January 8, 2014 (commencement of operations) to April 30, 2014.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia European Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class W	(Unaudited)		2013		2012(a)
Per share data
Net asset value, beginning of period	$7.52		$5.94		$5.21

Income from investment operations:

Net investment income	0.07		0.07		0.00	(b)

Net realized and unrealized gain	0.42		1.65		0.73

Total from investment operations	0.49		1.72		0.73

Less distributions to shareholders:

Net investment income	(0.06)		(0.11)		—

Net realized gains	(0.28)		(0.03)		—

Total distributions to shareholders	(0.34)		(0.14)		—

Net asset value, end of period	$7.67		$7.52		$5.94

Total return	6.67%		29.42%		14.01%

Ratios to average net assets(c)

Total gross expenses	1.36	%(d)	1.46%		1.64	%(d)

Total net expenses(e)	1.36	%(d)	1.46	%(f)	1.52	%(d)

Net investment income	1.80	%(d)	1.09%		0.11	%(d)

Supplemental data

Net assets, end of period (in thousands)	$2		$4		$3

Portfolio turnover	26%		73%		126%

Notes to Financial Highlights

(a)	For the period from June 18, 2012 (commencement of operations) to October 31, 2012.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Columbia European Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class Z	(Unaudited)		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$7.53		$5.94		$5.49		$5.80		$5.52

Income from investment operations:

Net investment income	0.09		0.09		0.02		0.10		0.00	(b)

Net realized and unrealized gain (loss)	0.41		1.65		0.47		(0.36)		0.28

Total from investment operations	0.50		1.74		0.49		(0.26)		0.28

Less distributions to shareholders:

Net investment income	(0.07)		(0.12)		(0.04)		(0.05)		—

Net realized gains	(0.28)		(0.03)		—		—		—

Total distributions to shareholders	(0.35)		(0.15)		(0.04)		(0.05)		—

Net asset value, end of period	$7.68		$7.53		$5.94		$5.49		$5.80

Total return	6.89%		29.83%		9.09%		(4.57%)		5.07%

Ratios to average net assets(c)

Total gross expenses	1.11	%(d)	1.17%		1.49	%(e)	1.24%		1.96	%(d)

Total net expenses(f)	1.11	%(d)	1.17	%(g)	1.27	%(e)(g)	1.24	%(g)	1.27	%(d)

Net investment income	2.29	%(d)	1.34%		0.34%		1.72%		0.12	%(d)

Supplemental data

Net assets, end of period (in thousands)	$131,815		$107,086		$60,380		$70		$3

Portfolio turnover	26%		73%		126%		121%		115%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which rounds to less than 0.01%.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2014

Columbia European Equity Fund

Notes to Financial Statements

April 30, 2014 (Unaudited)

Note 1. Organization

Columbia European Equity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors. Class R4 shares commenced operations on January 8, 2014.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans. Class R5 shares commenced operations on January 8, 2014.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such

Semiannual Report 2014	23

Columbia European Equity Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund

24	Semiannual Report 2014

Columbia European Equity Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.80% to 0.57% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2014 was 0.78% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, the subadviser of the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2014 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2014, other expenses paid to this company were $1,095.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for

Semiannual Report 2014	25

Columbia European Equity Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended April 30, 2014, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class K	0.05
Class R4	0.19
Class R5	0.05
Class W	0.21
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2014, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $194,000 and $215,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $388,974 for Class A, $264 for Class B and $1,690 for Class C shares for the six months ended April 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	March 1, 2014 through February 28, 2015 (%)	Prior to March 1, 2014 (%)
Class A	1.49	1.51
Class B	2.24	2.26
Class C	2.24	2.26
Class I	1.09	1.09
Class K	1.39	1.39
Class R4	1.24	1.26
Class R5	1.14	1.14
Class W	1.49	1.51
Class Z	1.24	1.26

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges

26	Semiannual Report 2014

Columbia European Equity Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2014, the cost of investments for federal income tax purposes was approximately $526,828,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$104,447,000
Unrealized depreciation	(2,590,000)
Net unrealized appreciation	$101,857,000

The following capital loss carryforward, determined as of October 31, 2013, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	15,645,478

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $262,844,123 and $145,784,544, respectively, for the six months ended April 30, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At April 30, 2014, affiliated shareholders of record owned 71.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended April 30, 2014.

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Semiannual Report 2014	27

Columbia European Equity Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Geographic Concentration Risk

Because the Fund concentrates its investments in Europe, the Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single EU country can pose significant economic risks to the EU as a whole. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

28	Semiannual Report 2014

Columbia European Equity Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia European Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited, an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Board took into account the information it received and reviewed concerning Columbia Management’s ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto, which the Board recalled had added staff and technology resources during 2013. The Board also noted the information it received concerning Columbia Management’s ability to retain its key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Semiannual Report 2014	29

Columbia European Equity Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager’s recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed voluntary expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

30	Semiannual Report 2014

Columbia European Equity Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) a 2013 report provided to the Board by an independent consulting firm, Bobroff Consulting, concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2014	31

Columbia European Equity Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

32	Semiannual Report 2014

Columbia European Equity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	33

Columbia European Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR147_10_D01_(06/14)

Semiannual Report April 30, 2014

Columbia Global Bond Fund

President’s Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy continued to recover at a slow but steady pace during the first quarter of 2014, supported by solid manufacturing activity, reasonable job growth and continued gains for the housing market. Industrial production was robust, buoyed by strong demand for autos and related parts. After a disappointing January, job growth picked up, which helped boost consumer confidence. Housing data was somewhat mixed, as harsh weather and higher mortgage rates put a damper on sales, while lower inventories helped prices trend higher. The Federal Reserve (the Fed) announced further reductions to its monthly asset purchases and reassured the markets that it would not make any significant changes to monetary policy until it was satisfied that the labor market was on solid ground. Despite mostly good news on the economic front, the broad financial markets recorded only modest gains, as bitter winter weather at home and mounting tensions between Russia and Western allies prompted investor caution.

Investors braced for higher interest rates, but long-term yields declined and the fixed-income markets were surprisingly resilient in the face of stable-to-improving economic data. Risk-on trading continued during the quarter as the higher yielding sectors of the fixed-income markets generally fared well. Emerging-market bonds, long-term U.S. Treasuries and sovereign debt were among the strongest performers, as were Treasury Inflation Protected Securities. Municipal bonds delivered solid gains, especially high-yield municipals, which benefited from continued improvement in state finances.

Against this backdrop, the broad bond market, as measured by the Barclays U.S. Aggregate Bond Index, edged out the broad stock market, as measured by the Standard & Poor’s 500 Index, with gains of 1.84% vs. 1.81%, respectively. As indicated late last year, the Fed began tapering its monthly asset purchase program and announced further reductions. New Fed chair Janet Yellen reassured investors the Fed was committed to keeping short-term borrowing rates low into 2015.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Global Bond Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Global Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Global Bond Fund (the Fund) Class A shares returned 1.30% excluding sales charges for the six-month period that ended April 30, 2014.

>	The Fund underperformed its benchmark, the Barclays Global Aggregate Bond Index, which returned 2.10% for the six months.

Average Annual Total Returns (%) (for period ended April 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	03/20/89
Excluding sales charges		1.30	-3.48	4.91	4.34
Including sales charges		-3.51	-8.11	3.90	3.84
Class B	03/20/95
Excluding sales charges		0.94	-4.10	4.14	3.56
Including sales charges		-4.02	-8.82	3.80	3.56
Class C	06/26/00
Excluding sales charges		0.96	-4.15	4.14	3.58
Including sales charges		-0.04	-5.09	4.14	3.58
Class I	03/04/04	1.59	-2.86	5.39	4.81
Class K	03/20/95	1.34	-3.22	5.07	4.56
Class R*	03/15/10	1.08	-3.68	4.61	4.02
Class W*	12/01/06	1.30	-3.35	4.86	4.32
Class Y*	11/08/12	1.59	-2.87	5.06	4.42
Class Z*	09/27/10	1.37	-3.14	5.14	4.46
Barclays Global Aggregate Bond Index		2.10	1.62	5.15	5.01

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Barclays Global Aggregate Bond Index is a broad-based benchmark that measures the global investment grade fixed-rate debt markets.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Global Bond Fund

Portfolio Overview

(Unaudited)

Country Breakdown (%) (at April 30, 2014)
Argentina	0.1
Australia	1.3
Belgium	0.0	(a)
Bermuda	0.6
Brazil	3.4
Canada	2.9
Colombia	0.5
Denmark	0.8
Finland	2.9
France	0.4
Germany	4.9
Greece	0.0	(a)
Indonesia	2.2
Ireland	0.0	(a)
Italy	1.6
Japan	7.1
Kazakhstan	0.2
Lithuania	0.7
Luxembourg	0.2
Macau	0.0	(a)
Malaysia	2.2
Mexico	1.9
Netherlands	0.9
New Zealand	1.3
Norway	2.5
Peru	0.1
Philippines	0.2
Poland	3.4
Russian Federation	0.7
Singapore	0.0	(a)
South Korea	0.7
Spain	1.1
Sweden	1.0
Thailand	0.6
Turkey	0.9
United Kingdom	6.4
United States(b)	45.1
Uruguay	0.3
Venezuela	0.9
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

(b)	Includes investments in Money Market Funds.

Portfolio Management

Jim Cielinski

Matthew Cobon

Zach Pandl*

Gene Tannuzzo, CFA*

*	Effective May 31, 2014, Messrs. Pandl and Tannuzzo were named as Portfolio Managers of the Fund. Nicholas Pifer and C. Michael Ng no longer serve as Portfolio Managers of the Fund.

Quality Breakdown (%) (at April 30, 2014)
AAA rating	29.6
AA rating	18.1
A rating	14.4
BBB rating	31.6
Non-investment grade	6.1
Not rated	0.2
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody’s, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Semiannual Report 2014	3

Columbia Global Bond Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2013 – April 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,013.00	1,019.44	5.39	5.41	1.08
Class B	1,000.00	1,000.00	1,009.40	1,015.72	9.12	9.15	1.83
Class C	1,000.00	1,000.00	1,009.60	1,015.72	9.12	9.15	1.83
Class I	1,000.00	1,000.00	1,015.90	1,021.67	3.15	3.16	0.63
Class K	1,000.00	1,000.00	1,013.40	1,020.18	4.64	4.66	0.93
Class R	1,000.00	1,000.00	1,010.80	1,018.20	6.63	6.66	1.33
Class W	1,000.00	1,000.00	1,013.00	1,019.44	5.39	5.41	1.08
Class Y	1,000.00	1,000.00	1,015.90	1,021.67	3.15	3.16	0.63
Class Z	1,000.00	1,000.00	1,013.70	1,020.68	4.14	4.16	0.83

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2014

Columbia Global Bond Fund

Portfolio of Investments

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 25.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Australia 0.4%
Woodside Finance Ltd.(b)
05/10/21	4.600%	605,000	652,795

Belgium —%
Calcipar SA Senior Secured(b)
05/01/18	6.875%	37,000	39,127

Canada 1.0%
Bombardier, Inc.(b) Senior Notes
01/15/23	6.125%	20,000	20,400
Senior Unsecured
04/15/19	4.750%	9,000	9,157
03/15/20	7.750%	8,000	9,120
10/15/22	6.000%	10,000	10,175

Brookfield Residential Properties, Inc./U.S. Corp.(b)
07/01/22	6.125%	11,000	11,247

Catamaran Corp.
03/15/21	4.750%	5,000	5,038

Cogeco Cable, Inc.(b)
05/01/20	4.875%	22,000	22,110

Kodiak Oil & Gas Corp.
01/15/21	5.500%	5,000	5,150
02/01/22	5.500%	65,000	66,625

MDC Partners, Inc.(b)
04/01/20	6.750%	37,000	39,127

Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	65,000	60,228

TransAlta Corp. Senior Unsecured
01/15/15	4.750%	900,000	924,724

TransCanada PipeLines Ltd. Senior Unsecured
10/16/23	3.750%	110,000	112,215

Valeant Pharmaceuticals International, Inc.(b)
10/01/17	6.750%	40,000	42,000
08/15/18	6.750%	14,000	15,155
07/15/21	7.500%	20,000	22,300
12/01/21	5.625%	7,000	7,280

Videotron Ltd.
07/15/22	5.000%	16,000	16,120

Videotron Ltd.(b)
06/15/24	5.375%	20,000	20,150

Total			1,418,321

France —%
Numericable Group SA Senior Secured(b)(c)
05/15/22	6.000%	55,000	56,306

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Germany 0.3%
E.ON International Finance BV
10/02/17	5.500%	EUR	275,000	439,015

Ireland —%
Grifols Worldwide Operations Ltd. Senior Unsecured(b)
04/01/22	5.250%		22,000	22,330

Italy —%
Telecom Italia Capital SA
06/18/19	7.175%		14,000	16,240

Wind Acquisition Finance SA(b) Senior Secured
02/15/18	7.250%		5,000	5,275
04/30/20	6.500%		37,000	39,682

Total				61,197

Luxembourg 0.2%
Altice SA(b)(c)
05/15/22	7.750%		12,000	12,510

ArcelorMittal Senior Unsecured
03/01/21	6.000%		39,000	41,730
02/25/22	6.750%		9,000	9,984

INEOS Group Holdings SA(b)
02/15/19	5.875%		19,000	19,380

Intelsat Jackson Holdings SA
10/15/20	7.250%		131,000	141,480

Total				225,084

Macau —%
Wynn Macau Ltd. Senior Unsecured(b)
10/15/21	5.250%		37,000	37,555

Netherlands 0.9%
Constellium NV Senior Unsecured(b)(c)
05/15/24	5.750%		5,000	5,113

Heineken NV Senior Unsecured(b)
04/01/22	3.400%		325,000	328,419

ING Groep NV Senior Unsecured
05/31/17	4.750%	EUR	505,000	777,815

LBC Tank Terminals Holding Netherlands BV(b)
05/15/23	6.875%		8,000	8,480

LYB International Finance BV
07/15/23	4.000%		100,000	103,597

NXP BV/Funding LLC(b)
02/15/21	5.750%		30,000	31,725

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Schaeffler Finance BV(b) Senior Secured
02/15/19	8.500%	25,000	28,125
05/15/21	4.750%	9,000	9,236

Total			1,292,510

United Kingdom 0.5%
British Sky Broadcasting Group PLC(b)
11/26/22	3.125%	670,000	648,280

Jaguar Land Rover Automotive PLC(b)
02/01/23	5.625%	23,000	24,006

Total			672,286

United States 22.1%
21st Century Fox America, Inc.
10/01/43	5.400%	440,000	484,253

ADS Tactical, Inc. Senior Secured(b)
04/01/18	11.000%	34,000	33,490

ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	16,000	14,120

AES Corp. (The) Senior Unsecured
07/01/21	7.375%	56,000	64,120

AMC Entertainment, Inc.(b)
02/15/22	5.875%	16,000	16,400

AMC Networks, Inc.
07/15/21	7.750%	38,000	42,512
12/15/22	4.750%	27,000	26,933

APX Group, Inc. Senior Secured
12/01/19	6.375%	46,000	46,805

ARAMARK Corp.
03/15/20	5.750%	24,000	25,170

AT&T, Inc. Senior Unsecured
06/15/45	4.350%	770,000	693,564

Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	23,000	23,288
03/15/24	4.875%	23,000	22,885

Activision Blizzard, Inc.(b)
09/15/21	5.625%	42,000	44,782

Actuant Corp.
06/15/22	5.625%	36,000	37,980

Air Lease Corp. Senior Unsecured
03/01/20	4.750%	11,000	11,715

Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	10,000	10,050

Allegion US Holding Co., Inc.(b)
10/01/21	5.750%	27,000	28,620

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Alliance Data Systems Corp.(b)
12/01/17	5.250%	25,000	26,375
04/01/20	6.375%	34,000	36,210

Ally Financial, Inc.
09/15/20	7.500%	111,000	131,535

American Axle & Manufacturing, Inc.
02/15/19	5.125%	12,000	12,570
03/15/21	6.250%	13,000	13,748

American Builders & Contractors Supply Co., Inc. Senior Unsecured(b)
04/15/21	5.625%	29,000	30,015

Amsted Industries, Inc.(b)
03/15/22	5.000%	15,000	14,963

Amsurg Corp.
11/30/20	5.625%	15,000	15,488

Antero Resources Corp.(b)(c)
12/01/22	5.125%	13,000	13,114

Antero Resources Finance Corp.(b)
11/01/21	5.375%	13,000	13,293

Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	370,000	406,225

Ashtead Capital, Inc. Secured(b)
07/15/22	6.500%	16,000	17,400

Athlon Holdings LP/Finance Corp.(b)
04/15/21	7.375%	32,000	34,560

Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	43,000	45,795

Audatex North America, Inc.(b)
06/15/21	6.000%	10,000	10,725
11/01/23	6.125%	10,000	10,688

AutoNation, Inc.
02/01/20	5.500%	19,000	20,663

B&G Foods, Inc.
06/01/21	4.625%	33,000	32,835

B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	28,000	28,945

Bank of America Corp. Senior Unsecured
07/24/23	4.100%	320,000	326,949

Berkshire Hathaway Finance Corp.
05/15/42	4.400%	500,000	495,167

Biomet, Inc.
08/01/20	6.500%	4,000	4,375

Burlington Northern Santa Fe LLC Senior Unsecured
03/15/43	4.450%	260,000	255,394
04/01/44	4.900%	75,000	79,729

CBS Outdoor Americas Capital LLC/Corp.(b)
02/15/22	5.250%	4,000	4,100
02/15/24	5.625%	4,000	4,110

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

CCO Holdings LLC/Capital Corp.
04/30/21	6.500%	9,000	9,608
01/31/22	6.625%	27,000	29,092
09/30/22	5.250%	7,000	7,000

CHS/Community Health Systems, Inc. Senior Secured
08/15/18	5.125%	43,000	45,204

CHS/Community Health Systems, Inc.(b)
02/01/22	6.875%	30,000	31,087
Senior Secured
08/01/21	5.125%	6,000	6,120

CIT Group, Inc. Senior Unsecured
05/15/20	5.375%	23,000	24,553

CIT Group, Inc.(b) Senior Secured
04/01/18	6.625%	70,000	77,875

CMS Energy Corp. Senior Unsecured
03/31/43	4.700%	335,000	338,665

CONSOL Energy, Inc.
03/01/21	6.375%	25,000	26,344

CONSOL Energy, Inc.(b)
04/15/22	5.875%	10,000	10,300

CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	55,000	61,187

CSX Corp. Senior Unsecured
03/15/44	4.100%	30,000	28,082

Calpine Corp. Senior Secured(b)
01/15/22	6.000%	40,000	42,400

Cardinal Health, Inc. Senior Unsecured
03/15/23	3.200%	420,000	412,102

Cardtronics, Inc.
09/01/18	8.250%	34,000	36,125

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	24,000	25,680

Case New Holland Industrial, Inc.
12/01/17	7.875%	77,000	90,475

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	15,000	15,225

Celanese U.S. Holdings LLC
06/15/21	5.875%	18,000	19,710

Centene Corp. Senior Unsecured
05/15/22	4.750%	8,000	8,040

Centene Corp.(c) Senior Unsecured
05/15/22	4.750%	2,000	2,010

CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	150,000	157,595

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

CenturyLink, Inc. Senior Unsecured
12/01/23	6.750%		23,000	24,668

Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b)
09/15/20	6.375%		49,000	51,327

Chesapeake Energy Corp.
08/15/20	6.625%		132,000	148,137

Choice Hotels International, Inc.
07/01/22	5.750%		14,000	14,788

Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%		16,000	17,980

Citigroup, Inc. Senior Unsecured
08/02/19	5.000%	EUR	195,000	316,867

Clean Harbors, Inc.
08/01/20	5.250%		25,000	25,625

Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%		22,000	23,430
11/15/22	6.500%		60,000	64,200

Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%		1,000,000	1,089,026

Comstock Resources, Inc.
06/15/20	9.500%		31,000	35,417

ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%		630,000	614,285

Concho Resources, Inc.
01/15/21	7.000%		73,000	81,030

Constellation Brands, Inc.
Senior Unsecured
05/01/21	3.750%		9,000	8,798
05/01/23	4.250%		10,000	9,825

Continental Resources, Inc.
09/15/22	5.000%		139,000	146,992

Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%		25,000	25,375
01/15/23	5.250%		39,000	40,072

CyrusOne LP/Finance Corp.
11/15/22	6.375%		25,000	26,563

D.R. Horton, Inc.
03/01/19	3.750%		19,000	18,953

DISH DBS Corp.
06/01/21	6.750%		52,000	58,760
07/15/22	5.875%		27,000	29,126

DaVita HealthCare Partners, Inc.
08/15/22	5.750%		56,000	59,290

Darling International, Inc.(b)
01/15/22	5.375%		20,000	20,550

DigitalGlobe, Inc.
02/01/21	5.250%		14,000	13,650

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Dominion Resources, Inc. Senior Unsecured
09/15/42	4.050%	170,000	155,749

Dow Chemical Co. (The) Senior Unsecured
11/15/22	3.000%	98,000	94,289

DuPont Fabros Technology LP
09/15/21	5.875%	10,000	10,425

Duke Energy Corp. Senior Unsecured
08/15/22	3.050%	155,000	152,786

E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	28,000	30,415

EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	6,000	6,683
Senior Secured
05/01/19	6.875%	22,000	23,595

EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	14,000	16,170

ERAC U.S.A. Finance LLC(b)
03/15/42	5.625%	480,000	536,433

El Paso LLC Senior Secured
09/15/20	6.500%	168,000	185,390

Entegris, Inc.(b)
04/01/22	6.000%	10,000	10,125

Enterprise Products Operating LLC
03/15/23	3.350%	335,000	329,991
02/15/45	5.100%	250,000	263,926

Equinix, Inc. Senior Unsecured
07/15/21	7.000%	49,000	54,696

FTI Consulting, Inc.
11/15/22	6.000%	11,000	11,220

First Data Corp. Senior Secured(b)
06/15/19	7.375%	68,000	73,270

Florida East Coast Holdings Corp. Senior Secured(b)
05/01/19	6.750%	20,000	20,550

Fresenius Medical Care U.S. Finance II, Inc.(b)
01/31/22	5.875%	11,000	11,715

Fresenius Medical Care U.S. Finance, Inc.(b)
09/15/18	6.500%	9,000	10,103

Frontier Communications Corp. Senior Unsecured
07/01/21	9.250%	10,000	11,825
04/15/22	8.750%	27,000	30,780
01/15/23	7.125%	18,000	18,585

GLP Capital LP/Financing II Inc.(b)
11/01/23	5.375%	18,000	18,540

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

General Electric Capital Corp. Senior Unsecured
01/09/23	3.100%		385,000	381,006

General Motors Co. Senior Unsecured(b)
10/02/23	4.875%		35,000	36,181

Gibraltar Industries, Inc.
02/01/21	6.250%		9,000	9,540

Goldman Sachs Group, Inc. (The) Senior Unsecured
05/02/18	6.375%	EUR	350,000	578,358

Graphic Packaging International, Inc.
04/15/21	4.750%		20,000	19,900

H&E Equipment Services, Inc.
09/01/22	7.000%		24,000	26,400

HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%		33,000	34,856

HCA, Inc. Senior Secured
03/15/19	3.750%		12,000	12,090

Hertz Corp. (The)
10/15/18	7.500%		45,000	47,700

Hiland Partners LP/Finance Corp.(b)
10/01/20	7.250%		72,000	78,480

Hilton Worldwide Finance/Corp.(b)
10/15/21	5.625%		39,000	40,755

Huntington Ingalls Industries, Inc.
03/15/18	6.875%		17,000	18,190

Huntsman International LLC
11/15/20	4.875%		24,000	24,300

Icahn Enterprises LP/Finance Corp.(b)
08/01/20	6.000%		11,000	11,605
02/01/22	5.875%		13,000	13,195

Indiana Michigan Power Co. Senior Unsecured
03/15/23	3.200%		870,000	850,386

Interface, Inc.
12/01/18	7.625%		38,000	40,327

International Lease Finance Corp. Senior Unsecured
04/15/18	3.875%		6,000	6,090
12/15/20	8.250%		72,000	86,850

Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%		60,000	63,900

Iron Mountain, Inc.
08/15/23	6.000%		11,000	11,688

JM Huber Corp. Senior Notes(b)
11/01/19	9.875%		80,000	91,800

KB Home
05/15/19	4.750%		10,000	9,975

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Kinder Morgan Energy Partners LP Senior Unsecured
09/01/22	3.950%		1,050,000	1,055,932

L Brands, Inc.
04/01/21	6.625%		49,000	54,819

L-3 Communications Corp.
02/15/21	4.950%		435,000	473,902

Lamar Media Corp.
02/01/22	5.875%		18,000	19,215

Lamar Media Corp.(b)
01/15/24	5.375%		8,000	8,290

Laredo Petroleum, Inc.
02/15/19	9.500%		30,000	33,000
05/01/22	7.375%		42,000	46,305

Laredo Petroleum, Inc.(b)
01/15/22	5.625%		18,000	18,315

Level 3 Financing, Inc.
04/01/19	9.375%		52,000	57,460

Level 3 Financing, Inc.(b)
01/15/21	6.125%		13,000	13,650

Libbey Glass, Inc. Senior Secured
05/15/20	6.875%		3,000	3,092

Liberty Mutual Group, Inc.(b)
05/01/22	4.950%		355,000	382,959
06/15/23	4.250%		500,000	513,382

LifePoint Hospitals, Inc.(b)
12/01/21	5.500%		17,000	17,680

Loews Corp. Senior Unsecured
05/15/23	2.625%		280,000	262,049

MGM Resorts International
10/01/20	6.750%		5,000	5,526
12/15/21	6.625%		29,000	31,909

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%		73,000	78,657
02/15/23	5.500%		39,000	40,462
07/15/23	4.500%		9,000	8,775

Mediacom Broadband LLC/Corp. Senior Unsecured(b)
04/15/21	5.500%		3,000	2,993

Meritage Homes Corp.
03/01/18	4.500%		12,000	12,270
04/15/20	7.150%		3,000	3,330
04/01/22	7.000%		22,000	24,118

Morgan Stanley Senior Unsecured
10/02/17	5.500%	EUR	395,000	624,172

NBCUniversal Media LLC
04/01/21	4.375%		275,000	300,254
01/15/43	4.450%		305,000	302,020

NCR Corp.(b) Senior Unsecured
12/15/21	5.875%		6,000	6,345
12/15/23	6.375%		30,000	32,025

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

NRG Energy, Inc.(b)
07/15/22	6.250%	35,000	36,137

NiSource Finance Corp.
09/15/17	5.250%	2,000,000	2,227,931

Nielsen Finance Co. SARL (The)(b)
10/01/21	5.500%	27,000	28,114

Nielsen Finance LLC/Co.
10/01/20	4.500%	59,000	59,442

Northrop Grumman Corp. Senior Unsecured
06/01/43	4.750%	490,000	504,040

Northwest Pipeline LLC Senior Unsecured
04/15/17	5.950%	460,000	514,874

Nuance Communications, Inc.(b)
08/15/20	5.375%	54,000	54,270

Oasis Petroleum, Inc.
01/15/23	6.875%	51,000	55,207

Oasis Petroleum, Inc.(b)
03/15/22	6.875%	49,000	53,165

Oil States International, Inc.
01/15/23	5.125%	18,000	20,160

PNK Finance Corp.(b)
08/01/21	6.375%	40,000	42,000

PPL Capital Funding, Inc.
06/01/23	3.400%	885,000	870,194

Pacific Drilling SA Senior Secured(b)
06/01/20	5.375%	17,000	16,533

Peabody Energy Corp.
11/15/18	6.000%	37,000	39,312

Penn National Gaming, Inc. Senior Unsecured(b)
11/01/21	5.875%	12,000	11,580

Penske Automotive Group, Inc.
10/01/22	5.750%	11,000	11,509

Physio-Control International, Inc. Senior Secured(b)
01/15/19	9.875%	30,000	33,375

Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	57,000	55,432

Polypore International, Inc.
11/15/17	7.500%	20,000	21,138

Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	1,325,000	1,317,840

Provident Funding Associates LP/PFG Finance Corp.(b)
06/15/21	6.750%	36,000	36,810

Prudential Financial, Inc. Senior Unsecured
05/12/41	5.625%	115,000	132,915

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

QEP Resources, Inc. Senior Unsecured
10/01/22	5.375%	44,000	44,110
05/01/23	5.250%	20,000	19,800

RKI Exploration & Production LLC/Finance Corp.(b)
08/01/21	8.500%	4,000	4,340

Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	24,000	25,800
03/01/22	5.875%	32,000	33,520
04/15/23	5.500%	17,000	17,213
11/01/23	4.500%	15,000	14,138

Reynolds Group Issuer, Inc./LLC Senior Secured
08/15/19	7.875%	83,000	91,092

SABMiller Holdings, Inc.(b)
01/15/22	3.750%	505,000	521,434

SBA Communications Corp. Senior Unsecured
10/01/19	5.625%	7,000	7,341

SBA Telecommunications, Inc.
08/15/19	8.250%	20,000	21,120
07/15/20	5.750%	25,000	26,250

SM Energy Co. Senior Unsecured
11/15/21	6.500%	68,000	73,100

SM Energy Co.(b) Senior Unsecured
01/15/24	5.000%	2,000	1,960

STHI Holding Corp. Secured(b)
03/15/18	8.000%	51,000	54,060

Sabine Pass Liquefaction LLC Senior Secured
02/01/21	5.625%	23,000	23,748

Sabine Pass Liquefaction LLC(b) Senior Secured
03/15/22	6.250%	8,000	8,390

Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	26,000	28,437

SandRidge Energy, Inc.
10/15/22	8.125%	10,000	10,825
02/15/23	7.500%	3,000	3,173

Sealed Air Corp.(b)
09/15/21	8.375%	3,000	3,458

Service Corp. International Senior Unsecured
01/15/22	5.375%	11,000	11,220

Southern Natural Gas Co. LLC Senior Unsecured(b)
04/01/17	5.900%	2,131,000	2,396,348

Spectrum Brands, Inc.
11/15/20	6.375%	45,000	48,712

Springs Window Fashions LLC Senior Secured(b)
06/01/21	6.250%	39,000	40,560

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Sprint Communications, Inc.(b)
11/15/18	9.000%	37,000	45,232
03/01/20	7.000%	35,000	40,381

Sprint Corp.(b)
09/15/21	7.250%	5,000	5,450
09/15/23	7.875%	16,000	17,640

Standard Pacific Corp.
12/15/21	6.250%	14,000	14,980

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	54,000	61,695

T-Mobile USA, Inc.
04/28/20	6.542%	9,000	9,675
04/28/21	6.633%	26,000	28,080
01/15/22	6.125%	11,000	11,564
04/28/22	6.731%	25,000	26,969
04/01/23	6.625%	4,000	4,280
04/28/23	6.836%	9,000	9,686
01/15/24	6.500%	11,000	11,536

TRW Automotive, Inc.(b)
03/01/21	4.500%	19,000	19,760

Taylor Morrison Communities, Inc./Monarch Communities, Inc.(b)
03/01/24	5.625%	2,000	1,965

Taylor Morrison Communities, Inc./Monarch, Inc.(b)
04/15/20	7.750%	30,000	32,925

Tempur Sealy International, Inc.
12/15/20	6.875%	8,000	8,720

Tenet Healthcare Corp. Senior Secured
06/01/20	4.750%	31,000	31,155

Tenet Healthcare Corp.(b) Senior Secured
10/01/20	6.000%	14,000	14,735

Time Warner Cable, Inc.
09/15/42	4.500%	385,000	372,359

Time Warner, Inc.
03/29/41	6.250%	250,000	299,256

Titan International, Inc. Senior Secured(b)
10/01/20	6.875%	13,000	13,780

TransDigm, Inc.
10/15/20	5.500%	3,000	3,030

Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	2,255,000	2,483,438

TreeHouse Foods, Inc.
03/15/22	4.875%	6,000	6,075

USG Corp.(b)
11/01/21	5.875%	6,000	6,375

United Rentals North America, Inc.
05/15/20	7.375%	41,000	45,407
04/15/22	7.625%	21,000	23,625
06/15/23	6.125%	4,000	4,300
Secured
07/15/18	5.750%	49,000	52,430

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Univision Communications, Inc.(b) Senior Secured
09/15/22	6.750%	34,000	37,400
05/15/23	5.125%	38,000	38,760

Vail Resorts, Inc.
05/01/19	6.500%	76,000	79,990

Valeant Pharmaceuticals International(b)
10/15/20	6.375%	35,000	37,625

VeriSign, Inc.
05/01/23	4.625%	14,000	13,405

Verizon Communications, Inc. Senior Unsecured
11/01/42	3.850%	720,000	622,183
09/15/43	6.550%	80,000	98,680

Virgin Media Secured Finance PLC Senior Secured(b)
04/15/21	5.375%	10,000	10,250

Visteon Corp.
04/15/19	6.750%	30,000	31,539

Waste Management, Inc.
06/30/20	4.750%	535,000	592,593

Whiting Petroleum Corp.
03/15/21	5.750%	26,000	27,885

Yum! Brands, Inc. Senior Unsecured
11/01/23	3.875%	270,000	272,460

Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%	44,000	48,290

Total			32,474,300

Total Corporate Bonds & Notes
(Cost: $35,643,363)			37,390,826

Residential Mortgage-Backed Securities — Agency 6.6%
United States 6.6%
Federal Home Loan Mortgage Corp.(d)
05/01/42	3.500%	2,392,702	2,431,794
10/01/18	5.000%	99,626	105,664
09/01/17 - 08/01/33	6.500%	135,542	149,191

Federal National Mortgage Association(d)
06/01/27	2.500%	2,076,924	2,096,685
08/01/18	4.500%	223,135	236,785
12/01/18 - 06/01/33	5.000%	1,006,268	1,095,872
11/01/18 - 06/01/33	5.500%	721,175	801,413
03/01/17 - 04/01/33	6.000%	241,527	267,241
04/01/17 - 11/01/33	6.500%	473,700	529,467
05/01/32 - 06/01/32	7.000%	401,394	452,382
05/01/32 - 11/01/32	7.500%	277,102	317,521

Federal National Mortgage Association(d)(e)
09/01/40	4.500%	280,963	304,289
01/01/37	5.500%	473,899	529,739

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Government National Mortgage Association(d)
10/15/33	5.500%	383,512	433,382

Total			9,751,425

Total Residential Mortgage-Backed Securities — Agency
(Cost: $9,454,039)			9,751,425

Commercial Mortgage-Backed Securities — Agency 2.8%
United States 2.8%
Government National Mortgage Association(d) Series 2013-13 Class AC
04/16/46	1.700%	2,049,462	1,934,651
Series 2013-33 Class AC
05/16/46	1.744%	2,246,915	2,157,140

Total			4,091,791

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $4,263,283)			4,091,791

Commercial Mortgage-Backed Securities — Non-Agency 2.9%
United States 2.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(d)
12/11/49	5.322%	250,000	273,059

Extended Stay America Trust Series 2013-ESH5 Class A25(b)(d)
12/05/31	1.830%	1,000,000	978,388

General Electric Capital Assurance Co. Series 2003-1 Class A4(b)(d)(f)
05/12/35	5.254%	75,170	77,644

Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4(d)
03/10/39	5.444%	800,000	875,289

JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class ASB(d)(f)
08/15/42	4.893%	268,524	274,064

ORES NPL LLC Series 2013-LV2 Class A(b)(d)
09/25/25	3.081%	1,092,634	1,092,772

Rialto Real Estate Fund Series 2013-LT2 Class A(b)(d)
05/22/28	2.833%	684,967	684,531

Total			4,255,747

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $4,144,373)			4,255,747

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency 2.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Bermuda 0.6%
Cronos Containers Program Ltd. Series 2013-1A Class A(b)
04/18/28	3.080%	900,000	888,142

United States 1.9%
CLI Funding V LLC Series 2013-1A(b)
03/18/28	2.830%	535,000	526,509

Centre Point Funding LLC Series 2012-2A Class 1(b)
08/20/21	2.610%	516,714	520,379

GTP Towers Issuer LLC(b)
02/15/15	4.436%	450,000	459,242

SBA Tower Trust(b)
04/16/18	2.240%	900,000	885,203

TAL Advantage V LLC Series 2013-1A Class A(b)
02/22/38	2.830%	463,750	456,550

Total			2,847,883

Total Asset-Backed Securities — Non-Agency
(Cost: $3,773,030)			3,736,025

Inflation-Indexed Bonds(a) 2.6%
Japan 1.3%
Japanese Government CPI-Linked Bond Senior Unsecured
03/10/18	1.400%	JPY 169,150,000	1,919,989

United States 1.3%
U.S. Treasury Inflation-Indexed Bond
02/15/43	0.625%	2,246,596	1,950,151

Total Inflation-Indexed Bonds
(Cost: $3,569,724)			3,870,140

U.S. Treasury Obligations 2.2%
United States 2.2%
U.S. Treasury
11/15/23	2.750%	135,000	136,455
02/15/24	2.750%	470,300	474,415
02/15/42	3.125%	275,000	259,961
05/15/42	3.000%	680,000	626,344
11/15/42	2.750%	965,000	840,002
02/15/43	3.125%	225,000	211,465
05/15/43	2.875%	720,000	641,588

Total			3,190,230

Total U.S. Treasury Obligations
(Cost: $3,323,392)			3,190,230

Foreign Government Obligations(a)(g) 48.4%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Argentina 0.1%
Argentina Bonar Bonds
04/17/17	7.000%		194,000	177,995

Australia 0.8%
Australia Government Bond Senior Unsecured
10/21/14	4.500%	AUD	1,290,000	1,209,436

Brazil 3.3%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured(b)
06/10/19	6.500%		210,000	235,257

Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	8,858,000	3,908,220

Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%		270,000	282,320

Petrobras International Finance Co.
01/27/21	5.375%		420,000	429,868

Total				4,855,665

Canada 1.8%
Canadian Government Bond
06/01/18	4.250%	CAD	180,000	182,314
06/01/19	3.750%	CAD	1,052,000	1,056,021

Province of Quebec
12/01/17	4.500%	CAD	1,458,000	1,458,426

Total				2,696,761

Colombia 0.5%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%		235,000	270,076

Corporación Andina de Fomento
06/15/22	4.375%		432,000	456,985

Total				727,061

Denmark 0.8%
Realkredit Danmark A/S
01/01/19	4.000%	DKK	5,330,000	1,125,867

Finland 2.8%
Finland Government Bond Senior Unsecured(b)
04/15/21	3.500%	EUR	2,531,000	4,043,145

France 0.4%
Electricite de France SA Senior Unsecured
02/05/18	5.000%	EUR	350,000	558,015

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Foreign Government Obligations(a)(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Germany 4.4%
Bundesrepublik Deutschland
07/04/27	6.500%	EUR	732,001	1,571,833
07/04/28	4.750%	EUR	875,000	1,634,315
07/04/34	4.750%	EUR	1,706,000	3,322,704

Total				6,528,852

Greece —%
Hellenic Republic Government Bond Senior Unsecured(f)
10/15/42	0.000%	EUR	488,200	9,360

Indonesia 2.2%
Indonesia Government International Bond(b) Senior Unsecured
01/17/18	6.875%		500,000	569,375
10/12/35	8.500%		190,000	245,338
01/17/38	7.750%		140,000	169,575

Indonesia Treasury Bond Senior Unsecured
05/15/16	10.750%	IDR	3,620,000,000	333,147
11/15/20	11.000%	IDR	10,840,000,000	1,086,672
07/15/22	10.250%	IDR	8,394,000,000	816,784

Total				3,220,891

Italy 1.6%
Italy Buoni Poliennali Del Tesoro
09/01/22	5.500%	EUR	1,370,000	2,281,373
11/01/26	7.250%	EUR	283	546

Total				2,281,919

Japan 5.6%
Japan Government 20-Year Bond Senior Unsecured
12/20/26	2.100%	JPY	198,500,000	2,233,962
09/20/29	2.100%	JPY	126,000,000	1,409,023
12/20/32	1.700%	JPY	253,000,000	2,603,328

Japan Government 30-Year Bond Senior Unsecured
12/20/34	2.400%	JPY	124,000,000	1,399,196
03/20/39	2.300%	JPY	55,500,000	615,299

Total				8,260,808

Kazakhstan 0.2%
KazMunayGas National Co. JSC Senior Unsecured(b)
07/02/18	9.125%		250,000	300,312

Lithuania 0.7%
Lithuania Government International Bond Senior Unsecured
02/07/18	4.850%	EUR	470,000	729,975

Foreign Government Obligations(a)(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Lithuania Government International Bond(b) Senior Unsecured
09/14/17	5.125%		210,000	229,443

Total				959,418

Malaysia 2.2%
Malaysia Government Bond Senior Unsecured
03/31/20	3.492%	MYR	6,920,000	2,079,238

Petronas Capital Ltd.(b)
08/12/19	5.250%		970,000	1,083,830

Total				3,163,068

Mexico 1.8%
Mexican Bonos
12/17/15	8.000%	MXN	22,382,600	1,818,952

Mexico Government International Bond Senior Unsecured
09/27/34	6.750%		270,000	336,150

Petroleos Mexicanos
01/24/22	4.875%		500,000	524,875

Total				2,679,977

New Zealand 1.3%
New Zealand Government Bond Senior Unsecured
03/15/19	5.000%	NZD	2,150,000	1,924,414

Norway 2.4%
Norway Government Bond
05/22/19	4.500%	NOK	19,000,000	3,558,747

Peru 0.1%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%		150,000	196,500

Philippines 0.2%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b)
05/27/19	7.250%		290,000	348,725

Poland 3.3%
Poland Government Bond
10/25/17	5.250%	PLN	6,205,000	2,186,142
10/25/21	5.750%	PLN	7,310,000	2,701,729

Total				4,887,871

Russian Federation 0.7%
AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured(b)
08/07/18	8.700%		100,000	115,420

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Foreign Government Obligations(a)(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured
11/22/16	6.212%		100,000	103,875
08/16/37	7.288%		230,000	225,170

Russian Foreign Bond — Eurobond Senior Unsecured(b)(f)
03/31/30	7.500%		544,575	607,201

Total				1,051,666

South Korea 0.7%
Export-Import Bank of Korea Senior Unsecured
01/14/15	5.875%		450,000	466,232
04/11/22	5.000%		500,000	557,868

Total				1,024,100

Spain 1.1%
Spain Government Bond
01/31/22	5.850%	EUR	920,000	1,570,282

Sweden 1.0%
Sweden Government Bond
08/12/17	3.750%	SEK	4,530,000	760,289
06/01/22	3.500%	SEK	4,000,000	693,064

Total				1,453,353

Thailand 0.6%
Thailand Government Bond Senior Unsecured
03/13/18	5.125%	THB	26,490,000	887,673

Turkey 0.9%
Turkey Government International Bond Senior Unsecured
02/16/17	5.500%	EUR	480,000	727,326
03/17/36	6.875%		540,000	617,760

Total				1,345,086

United Kingdom 5.8%
United Kingdom Gilt
03/07/19	4.500%	GBP	680,000	1,291,752
09/07/21	3.750%	GBP	190,000	351,688
03/07/25	5.000%	GBP	430,000	875,810
12/07/27	4.250%	GBP	810,000	1,553,433
03/07/36	4.250%	GBP	572,000	1,097,313
12/07/38	4.750%	GBP	684,000	1,418,327
12/07/40	4.250%	GBP	540,000	1,042,942
12/07/49	4.250%	GBP	475,000	941,720

Total				8,572,985

Uruguay 0.2%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%		275,000	360,594

Foreign Government Obligations(a)(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)

Venezuela 0.9%
Petroleos de Venezuela SA
04/12/17	5.250%	590,000	474,950

Venezuela Government International Bond Senior Unsecured
02/26/16	5.750%	20,000	18,150
05/07/23	9.000%	931,000	762,023

Total			1,255,123

Total Foreign Government Obligations
(Cost: $67,927,216)			71,235,669

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Canada —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan(f)(h)
12/28/20	6.250%	6,000	6,075

Netherlands —%
Playa Resorts Holding Term Loan(f)(h)
08/09/19	4.000%	7,960	7,945

Singapore —%
Avago Technologies Ltd. Tranche B Term Loan(c)(f)(h)
12/16/20	3.750%	21,000	21,056

United States 0.1%
Applied Systems, Inc. 1st Lien Term Loan(f)(h)
01/25/21	4.250%	1,995	1,991

Arch Coal, Inc. Term Loan(f)(h)
05/16/18	6.250%	27,859	27,058

Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. Tranche B Term Loan(f)(h)
02/01/20	4.000%	8,933	8,900

CHS/Community Health Systems, Inc. Tranche D Term Loan(f)(h)
01/27/21	4.250%	6,983	7,006

Gardner Denver, Inc. Term Loan(f)(h)
07/30/20	4.250%	11,937	11,913

Neiman Marcus Group, Inc. (The) Term Loan(f)(h)
10/25/20	4.250%	22,942	22,865

PQ Corp. Term Loan(f)(h)
08/07/17	4.000%	44,437	44,373

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)

Rite Aid Corp. 2nd Lien Tranche 1 Term Loan(f)(h)
08/21/20	5.750%	20,000	20,350

US Renal Care, Inc. 1st Lien Tranche B-2 Term Loan(f)(h)
07/03/19	4.250%	7,960	7,947

Total			152,403

Total Senior Loans			187,479
(Cost: $187,715)

Money Market Funds 4.1%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.092%(i)(j)	6,084,765	6,084,765

Total Money Market Funds
(Cost: $6,084,765)		6,084,765

Total Investments
(Cost: $138,370,900)		143,794,097

Other Assets & Liabilities, Net		3,476,240

Net Assets		147,270,337

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at April 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Morgan Stanley	5/6/14	34,696,000 CZK	1,742,861 USD	—	(10,426)

Goldman, Sachs & Co.	5/6/14	15,000,000 SEK	2,320,013 USD	13,275	—

HSBC Securities (USA), Inc.	5/6/14	3,137,683 USD	3,400,000 AUD	20,024	—

J.P. Morgan Securities, Inc.	5/9/14	14,714,241 USD	10,664,000 EUR	80,205	—

J.P. Morgan Securities, Inc.	5/9/14	913,569 USD	41,339,000 PHP	14,168	—

J.P. Morgan Securities, Inc.	5/14/14	1,601,386 USD	1,730,458,000 KRW	72,948	—

State Street Bank & Trust Company	5/15/14	6,164,000 BRL	2,726,348 USD	—	(26,463)

Standard Chartered Bank	5/21/14	90,000 CAD	81,579 USD	—	(495)

Citigroup Global Markets Inc.	5/21/14	5,884,000 CHF	6,695,113 USD	8,450	—

Citigroup Global Markets Inc.	5/21/14	2,874,000 CHF	3,264,103 USD	—	(1,952)

Standard Chartered Bank	5/21/14	361,000 CHF	410,055 USD	—	(191)

Standard Chartered Bank	5/21/14	355,000 EUR	491,434 USD	—	(1,053)

UBS Securities	5/21/14	4,794,000 EUR	6,636,430 USD	—	(14,219)

Citigroup Global Markets Inc.	5/21/14	9,869,000 GBP	16,509,455 USD	—	(150,791)

Standard Chartered Bank	5/21/14	146,000 GBP	245,357 USD	—	(1,111)

Standard Chartered Bank	5/21/14	41,983,000 JPY	409,281 USD	—	(1,420)

Barclays Bank PLC	5/21/14	9,965,133 USD	10,992,000 CAD	58,858	—

Standard Chartered Bank	5/21/14	611,394 USD	7,990,000 MXN	—	(1,636)

HSBC Securities (USA), Inc.	5/21/14	16,595,242 USD	99,677,000 NOK	160,197	—

HSBC Securities (USA), Inc.	5/21/14	6,609,318 USD	43,391,000 SEK	61,577	—

HSBC Securities (USA), Inc.	5/22/14	1,233,666 USD	1,353,000 CAD	151	—

Credit Suisse Securities (USA) L.L.C.	5/23/14	2,067,000 ILS	592,120 USD	—	(5,048)

Deutsche Bank Securities Inc.	5/23/14	3,936,000 MXN	301,148 USD	823	—

J.P. Morgan Securities, Inc.	5/23/14	577,195 USD	1,307,000 BRL	4,988	—

Deutsche Bank Securities Inc.	5/23/14	292,674 USD	10,507,000 RUB	137	—

HSBC Securities (USA), Inc.	5/23/14	585,739 USD	1,263,000 TRY	9,009	—

Standard Chartered Bank	5/27/14	332,349,000 CLP	589,794 USD	2,557	—

Citigroup Global Markets Inc.	5/29/14	28,700,000 THB	886,158 USD	338	—

Standard Chartered Bank	5/29/14	820,185 USD	489,000 GBP	5,262	—

J.P. Morgan Securities, Inc.	5/29/14	1,242,266 USD	1,561,000 SGD	2,840	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at April 30, 2014 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

J.P. Morgan Securities, Inc.	5/30/14	1,161,000 MYR	354,731 USD	—	(601)

J.P. Morgan Securities, Inc.	5/30/14	17,673,000 PLN	5,807,183 USD	—	(19,242)

J.P. Morgan Securities, Inc.	5/30/14	6,432,172 USD	659,973,000 JPY	24,413	—

Goldman, Sachs & Co.	5/30/14	334,544 USD	3,548,000 ZAR	1,169	—

Credit Suisse Securities (USA) L.L.C.	6/2/14	4,248,000 CHF	4,841,081 USD	13,109	—

UBS Securities	6/5/14	3,818,000 NZD	3,255,380 USD	—	(27,081)

State Street Bank & Trust Company	6/5/14	1,482,912 USD	8,910,000 NOK	13,899	—

Total				568,397	(261,729)

Futures Contracts Outstanding at April 30, 2014

At April 30, 2014, securities and cash totaling $500,004 and $324,105, respectively, were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
CAN 10YR BOND	93	CAD	11,111,975	06/2014	96,893	—
EURO-BOBL	30	EUR	5,234,608	06/2014	20,727	—
EURO-BUND	(55)	EUR	(11,029,011)	06/2014	—	(61,368)
US 2YR NOTE	10	USD	2,198,750	06/2014	—	(15)
US 5YR NOTE	(89)	USD	(10,631,329)	06/2014	37,819	—
US 5YR NOTE	12	USD	1,433,438	06/2014	—	(3,205)
US 10YR NOTE	(126)	USD	(15,677,157)	06/2014	—	(27,673)
US ULTRA T-BOND	(33)	USD	(4,860,281)	06/2014	—	(172,526)

Total					155,439	(264,787)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities amounted to $23,234,298 or 15.78% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)	Variable rate security.

(g)	Principal and interest may not be guaranteed by the government.

(h)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)	The rate shown is the seven-day current annualized yield at April 30, 2014.

(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,499,301	26,210,792	(24,625,328)	6,084,765	3,058	6,084,765

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes	—	37,390,826	—	37,390,826

Residential Mortgage-Backed Securities — Agency	—	9,751,425	—	9,751,425

Commercial Mortgage-Backed Securities — Agency	—	4,091,791	—	4,091,791

Commercial Mortgage-Backed Securities — Non-Agency	—	4,255,747	—	4,255,747

Asset-Backed Securities — Non-Agency	—	3,736,025	—	3,736,025

Inflation-Indexed Bonds	—	3,870,140	—	3,870,140

U.S. Treasury Obligations	3,190,230	—	—	3,190,230

Foreign Government Obligations	—	71,235,669	—	71,235,669

Total Bonds	3,190,230	134,331,623	—	137,521,853

Other

Senior Loans

Lodging	—	7,945	6,075	14,020

All Other Industries	—	173,459	—	173,459

Total Other	—	181,404	6,075	187,479

Mutual Funds

Money Market Funds	6,084,765	—	—	6,084,765

Total Mutual Funds	6,084,765	—	—	6,084,765

Investments in Securities	9,274,995	134,513,027	6,075	143,794,097

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	568,397	—	568,397

Futures Contracts	155,439	—	—	155,439

Liabilities

Forward Foreign Currency Exchange Contracts	—	(261,729)	—	(261,729)

Futures Contracts	(264,787)	—	—	(264,787)

Total	9,165,647	134,819,695	6,075	143,991,417

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Global Bond Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	6,075	6,075	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Global Bond Fund

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $132,286,135)	$137,709,332

Affiliated issuers (identified cost $6,084,765)	6,084,765

Total investments (identified cost $138,370,900)	143,794,097

Foreign currency (identified cost $1,832,219)	1,828,230

Margin deposits	324,105

Unrealized appreciation on forward foreign currency exchange contracts	568,397

Receivable for:

Investments sold	264,477

Capital shares sold	10,758

Dividends	563

Interest	1,585,656

Reclaims	74,017

Variation margin	48,219

Expense reimbursement due from Investment Manager	1,019

Prepaid expenses	932

Other assets	18,423

Total assets	148,518,893

Liabilities

Disbursements in excess of cash	972

Unrealized depreciation on forward foreign currency exchange contracts	261,729

Payable for:

Investments purchased	285,207

Investments purchased on a delayed delivery basis	109,539

Capital shares purchased	342,158

Variation margin	131,278

Investment management fees	2,297

Distribution and/or service fees	1,134

Transfer agent fees	26,136

Administration fees	322

Plan administration fees	1

Compensation of board members	29,733

Other expenses	58,050

Total liabilities	1,248,556

Net assets applicable to outstanding capital stock	$147,270,337

Represented by

Paid-in capital	$151,380,319

Excess of distributions over net investment income	(7,510,324)

Accumulated net realized loss	(2,238,294)

Unrealized appreciation (depreciation) on:

Investments	5,423,197

Foreign currency translations	18,119

Forward foreign currency exchange contracts	306,668

Futures contracts	(109,348)

Total — representing net assets applicable to outstanding capital stock	$147,270,337

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia Global Bond Fund

Statement of Assets and Liabilities (continued)

April 30, 2014 (Unaudited)

Class A

Net assets	$136,815,242

Shares outstanding	21,432,234

Net asset value per share	$6.38

Maximum offering price per share(a)	$6.70

Class B

Net assets	$2,062,137

Shares outstanding	321,205

Net asset value per share	$6.42

Class C

Net assets	$5,123,746

Shares outstanding	808,321

Net asset value per share	$6.34

Class I

Net assets	$10,412

Shares outstanding	1,638

Net asset value per share	$6.36

Class K

Net assets	$103,701

Shares outstanding	16,229

Net asset value per share	$6.39

Class R

Net assets	$29,782

Shares outstanding	4,679

Net asset value per share(b)	$6.36

Class W

Net assets	$103,854

Shares outstanding	16,272

Net asset value per share	$6.38

Class Y

Net assets	$10,203

Shares outstanding	1,607

Net asset value per share	$6.35

Class Z

Net assets	$3,011,260

Shares outstanding	471,258

Net asset value per share	$6.39

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Columbia Global Bond Fund

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$3,058
Interest	2,901,544

Total income	2,904,602

Expenses:
Investment management fees	440,390
Distribution and/or service fees
Class A	178,987
Class B	11,847
Class C	28,096
Class R	16
Class W	133
Transfer agent fees
Class A	211,939
Class B	3,508
Class C	8,318
Class K	31
Class R	10
Class W	158
Class Z	4,583
Administration fees	61,809
Plan administration fees
Class K	154
Compensation of board members	8,493
Custodian fees	18,475
Printing and postage fees	28,592
Registration fees	52,253
Professional fees	17,448
Other	6,434

Total expenses	1,081,674
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(223,986)

Total net expenses	857,688

Net investment income	2,046,914

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	630,169
Foreign currency translations	42,531
Forward foreign currency exchange contracts	(2,209,201)
Futures contracts	(39,400)

Net realized loss	(1,575,901)
Net change in unrealized appreciation (depreciation) on:
Investments	666,291
Foreign currency translations	(3,038)
Forward foreign currency exchange contracts	141,998
Futures contracts	225,328

Net change in unrealized appreciation (depreciation)	1,030,579

Net realized and unrealized loss	(545,322)

Net increase in net assets resulting from operations	$1,501,592

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2014

Columbia Global Bond Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013(a)
Operations

Net investment income	$2,046,914	$4,931,894

Net realized loss	(1,575,901)	(99,327)

Net change in unrealized appreciation (depreciation)	1,030,579	(15,928,927)

Net increase (decrease) in net assets resulting from operations	1,501,592	(11,096,360)

Distributions to shareholders

Net investment income

Class A	(290,032)	(13,198,488)

Class B	(111)	(324,525)

Class C	(277)	(508,118)

Class I	(28)	(711)

Class K	(350)	(26,193)

Class R	(6)	(319)

Class W	(225)	(1,885,645)

Class Y	(7)	(171)

Class Z	(8,294)	(161,376)

Net realized gains

Class A	(2,308,265)	(610,803)

Class B	(38,525)	(16,571)

Class C	(96,384)	(25,863)

Class I	(141)	(31)

Class K	(2,325)	(1,219)

Class R	(70)	(15)

Class W	(1,788)	(93,323)

Class Y	(34)	(7)

Class Z	(49,692)	(6,056)

Total distributions to shareholders	(2,796,554)	(16,859,434)

Increase (decrease) in net assets from capital stock activity	(22,674,354)	(58,712,976)

Total decrease in net assets	(23,969,316)	(86,668,770)

Net assets at beginning of period	171,239,653	257,908,423

Net assets at end of period	$147,270,337	$171,239,653

Excess of distributions over net investment income	$(7,510,324)	$(9,257,908)

(a)	Class Y shares are for the period from November 8, 2012 (commencement of operations) to October 31, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	23

Columbia Global Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	778,858	4,860,816	2,905,945	19,434,475

Distributions reinvested	406,784	2,509,855	1,937,853	13,184,166

Redemptions	(4,458,599)	(27,861,646)	(9,198,144)	(60,532,731)

Net decrease	(3,272,957)	(20,490,975)	(4,354,346)	(27,914,090)

Class B shares

Subscriptions	1,290	8,055	34,900	239,016

Distributions reinvested	6,012	37,397	47,674	328,477

Redemptions(b)	(131,870)	(831,895)	(436,549)	(2,868,062)

Net decrease	(124,568)	(786,443)	(353,975)	(2,300,569)

Class C shares

Subscriptions	82,761	515,205	385,407	2,584,361

Distributions reinvested	15,015	92,190	77,063	524,032

Redemptions	(281,455)	(1,738,771)	(649,517)	(4,221,836)

Net decrease	(183,679)	(1,131,376)	(187,047)	(1,113,443)

Class I shares

Subscriptions	191	1,200	—	—

Net increase	191	1,200	—	—

Class K shares

Subscriptions	322	2,012	2,541	17,709

Distributions reinvested	434	2,674	4,025	27,411

Redemptions	(8,298)	(51,091)	(39,557)	(260,455)

Net decrease	(7,542)	(46,405)	(32,991)	(215,335)

Class R shares

Subscriptions	3,963	25,045	—	—

Net increase	3,963	25,045	—	—

Class W shares

Subscriptions	872	5,500	373,858	2,618,161

Distributions reinvested	313	1,932	290,126	1,978,621

Redemptions	(4,282)	(26,591)	(4,965,531)	(33,273,416)

Net decrease	(3,097)	(19,159)	(4,301,547)	(28,676,634)

Class Y shares

Subscriptions	1,260	7,900	347	2,500

Net increase	1,260	7,900	347	2,500

Class Z shares

Subscriptions	42,317	263,178	431,935	2,946,705

Distributions reinvested	9,179	56,637	24,437	165,479

Redemptions	(88,982)	(553,956)	(241,460)	(1,607,589)

Net increase (decrease)	(37,486)	(234,141)	214,912	1,504,595

Total net decrease	(3,623,915)	(22,674,354)	(9,014,647)	(58,712,976)

(a)	Class Y shares are for the period from November 8, 2012 (commencement of operations) to October 31, 2013.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2014

Columbia Global Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2014		Year Ended October 31,
Class A	(Unaudited)		2013		2012		2011		2010	2009
Per share data
Net asset value, beginning of period	$6.41		$7.22		$7.35		$7.47		$7.10	$6.16

Income from investment operations:

Net investment income	0.08		0.16		0.18		0.22		0.23	0.17

Net realized and unrealized gain (loss)	(0.00	)(a)	(0.49)		0.17		(0.05)		0.31	1.15

Total from investment operations	0.08		(0.33)		0.35		0.17		0.54	1.32

Less distributions to shareholders:

Net investment income	(0.01)		(0.46)		(0.45)		(0.29)		(0.17)	(0.38)

Net realized gains	(0.10)		(0.02)		(0.03)		—		—	—

Total distributions to shareholders	(0.11)		(0.48)		(0.48)		(0.29)		(0.17)	(0.38)

Net asset value, end of period	$6.38		$6.41		$7.22		$7.35		$7.47	$7.10

Total return	1.30%		(4.89%)		5.20%		2.46%		7.70%	22.12%

Ratios to average net assets(b)

Total gross expenses	1.37	%(c)	1.33%		1.33%		1.35%		1.34%	1.36%

Total net expenses(d)	1.08	%(c)	1.10	%(e)	1.15	%(e)	1.21	%(e)	1.25%	1.25%

Net investment income	2.68	%(c)	2.37%		2.51%		2.95%		3.31%	2.72%

Supplemental data

Net assets, end of period (in thousands)	$136,815		$158,471		$209,873		$223,462		$246,929	$252,773

Portfolio turnover	6%		47%		34%		57%		62%	69%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	25

Columbia Global Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class B	(Unaudited)		2013		2012		2011		2010	2009
Per share data
Net asset value, beginning of period	$6.46		$7.28		$7.41		$7.52		$7.14	$6.23

Income from investment operations:

Net investment income	0.06		0.11		0.13		0.16		0.18	0.13

Net realized and unrealized gain (loss)	(0.00	)(a)	(0.49)		0.18		(0.04)		0.31	1.15

Total from investment operations	0.06		(0.38)		0.31		0.12		0.49	1.28

Less distributions to shareholders:

Net investment income	(0.00	)(a)	(0.42)		(0.41)		(0.23)		(0.11)	(0.37)

Net realized gains	(0.10)		(0.02)		(0.03)		—		—	—

Total distributions to shareholders	(0.10)		(0.44)		(0.44)		(0.23)		(0.11)	(0.37)

Net asset value, end of period	$6.42		$6.46		$7.28		$7.41		$7.52	$7.14

Total return	0.94%		(5.62%)		4.50%		1.72%		6.89%	21.14%

Ratios to average net assets(b)

Total gross expenses	2.12	%(c)	2.09%		2.10%		2.12%		2.10%	2.13%

Total net expenses(d)	1.83	%(c)	1.85	%(e)	1.90	%(e)	1.96	%(e)	2.02%	2.01%

Net investment income	1.93	%(c)	1.60%		1.79%		2.22%		2.58%	2.00%

Supplemental data

Net assets, end of period (in thousands)	$2,062		$2,881		$5,819		$9,836		$18,513	$29,977

Portfolio turnover	6%		47%		34%		57%		62%	69%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2014

Columbia Global Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class C	(Unaudited)		2013		2012		2011		2010	2009
Per share data
Net asset value, beginning of period	$6.38		$7.19		$7.33		$7.45		$7.08	$6.18

Income from investment operations:

Net investment income	0.06		0.11		0.12		0.16		0.18	0.13

Net realized and unrealized gain (loss)	(0.00	)(a)	(0.48)		0.18		(0.04)		0.31	1.14

Total from investment operations	0.06		(0.37)		0.30		0.12		0.49	1.27

Less distributions to shareholders:

Net investment income	(0.00	)(a)	(0.42)		(0.41)		(0.24)		(0.12)	(0.37)

Net realized gains	(0.10)		(0.02)		(0.03)		—		—	—

Total distributions to shareholders	(0.10)		(0.44)		(0.44)		(0.24)		(0.12)	(0.37)

Net asset value, end of period	$6.34		$6.38		$7.19		$7.33		$7.45	$7.08

Total return	0.96%		(5.53%)		4.42%		1.70%		6.95%	21.15%

Ratios to average net assets(b)

Total gross expenses	2.12	%(c)	2.08%		2.09%		2.10%		2.10%	2.12%

Total net expenses(d)	1.83	%(c)	1.85	%(e)	1.90	%(e)	1.95	%(e)	2.01%	2.01%

Net investment income	1.93	%(c)	1.62%		1.73%		2.21%		2.58%	1.94%

Supplemental data

Net assets, end of period (in thousands)	$5,124		$6,331		$8,481		$5,926		$6,162	$5,557

Portfolio turnover	6%		47%		34%		57%		62%	69%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	27

Columbia Global Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class I	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$6.38		$7.19	$7.36	$7.48	$7.11	$6.14

Income from investment operations:

Net investment income	0.10		0.19	0.21	0.25	0.26	0.20

Net realized and unrealized gain (loss)	(0.00	)(a)	(0.49)	0.17	(0.05)	0.31	1.15

Total from investment operations	0.10		(0.30)	0.38	0.20	0.57	1.35

Less distributions to shareholders:

Net investment income	(0.02)		(0.49)	(0.52)	(0.32)	(0.20)	(0.38)

Net realized gains	(0.10)		(0.02)	(0.03)	—	—	—

Total distributions to shareholders	(0.12)		(0.51)	(0.55)	(0.32)	(0.20)	(0.38)

Net asset value, end of period	$6.36		$6.38	$7.19	$7.36	$7.48	$7.11

Total return	1.59%		(4.47%)	5.63%	2.94%	8.16%	22.83%

Ratios to average net assets(b)

Total gross expenses	0.82	%(c)	0.77%	0.77%	0.82%	0.86%	0.86%

Total net expenses(d)	0.63	%(c)	0.64%	0.71%	0.76%	0.82%	0.82%

Net investment income	3.12	%(c)	2.82%	3.02%	3.40%	3.70%	3.16%

Supplemental data

Net assets, end of period (in thousands)	$10		$9	$10	$3,369	$195,613	$169,717

Portfolio turnover	6%		47%	34%	57%	62%	69%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2014

Columbia Global Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class K	(Unaudited)		2013	2012	2011	2010	2009
Per share data
Net asset value, beginning of period	$6.42		$7.23	$7.36	$7.48	$7.11	$6.16

Income from investment operations:

Net investment income	0.09		0.17	0.19	0.23	0.24	0.18

Net realized and unrealized gain (loss)	(0.01)		(0.49)	0.18	(0.05)	0.31	1.15

Total from investment operations	0.08		(0.32)	0.37	0.18	0.55	1.33

Less distributions to shareholders:

Net investment income	(0.01)		(0.47)	(0.47)	(0.30)	(0.18)	(0.38)

Net realized gains	(0.10)		(0.02)	(0.03)	—	—	—

Total distributions to shareholders	(0.11)		(0.49)	(0.50)	(0.30)	(0.18)	(0.38)

Net asset value, end of period	$6.39		$6.42	$7.23	$7.36	$7.48	$7.11

Total return	1.34%		(4.73%)	5.39%	2.60%	7.85%	22.42%

Ratios to average net assets(a)

Total gross expenses	1.12	%(b)	1.08%	1.08%	1.12%	1.18%	1.16%

Total net expenses(c)	0.93	%(b)	0.95%	1.00%	1.06%	1.12%	1.06%

Net investment income	2.87	%(b)	2.48%	2.65%	3.10%	3.35%	2.86%

Supplemental data

Net assets, end of period (in thousands)	$104		$153	$410	$291	$407	$169

Portfolio turnover	6%		47%	34%	57%	62%	69%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	29

Columbia Global Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class R	(Unaudited)		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$6.40		$7.20		$7.34		$7.46		$6.98

Income from investment operations:

Net investment income	0.07		0.14		0.16		0.20		0.16

Net realized and unrealized gain (loss)	(0.00	)(b)	(0.47)		0.17		(0.05)		0.40

Total from investment operations	0.07		(0.33)		0.33		0.15		0.56

Less distributions to shareholders:

Net investment income	(0.01)		(0.45)		(0.44)		(0.27)		(0.08)

Net realized gains	(0.10)		(0.02)		(0.03)		—		—

Total distributions to shareholders	(0.11)		(0.47)		(0.47)		(0.27)		(0.08)

Net asset value, end of period	$6.36		$6.40		$7.20		$7.34		$7.46

Total return	1.08%		(4.98%)		4.83%		2.21%		8.15%

Ratios to average net assets(c)

Total gross expenses	1.63	%(d)	1.58%		1.60%		1.59%		1.66	%(d)

Total net expenses(e)	1.33	%(d)	1.34	%(f)	1.40	%(f)	1.46	%(f)	1.59	%(d)

Net investment income	2.45	%(d)	2.16%		2.26%		2.69%		3.58	%(d)

Supplemental data

Net assets, end of period (in thousands)	$30		$5		$5		$5		$5

Portfolio turnover	6%		47%		34%		57%		62%

Notes to Financial Highlights

(a)	For the period from March 15, 2010 (commencement of operations) to October 31, 2010.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2014

Columbia Global Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class W	(Unaudited)		2013		2012		2011		2010	2009
Per share data
Net asset value, beginning of period	$6.41		$7.22		$7.35		$7.46		$7.09	$6.15

Income from investment operations:

Net investment income	0.08		0.17		0.18		0.22		0.22	0.17

Net realized and unrealized gain (loss)	(0.00	)(a)	(0.51)		0.17		(0.04)		0.31	1.14

Total from investment operations	0.08		(0.34)		0.35		0.18		0.53	1.31

Less distributions to shareholders:

Net investment income	(0.01)		(0.45)		(0.45)		(0.29)		(0.16)	(0.37)

Net realized gains	(0.10)		(0.02)		(0.03)		—		—	—

Total distributions to shareholders	(0.11)		(0.47)		(0.48)		(0.29)		(0.16)	(0.37)

Net asset value, end of period	$6.38		$6.41		$7.22		$7.35		$7.46	$7.09

Total return	1.30%		(5.04%)		5.18%		2.59%		7.66%	22.04%

Ratios to average net assets(b)

Total gross expenses	1.37	%(c)	1.36%		1.34%		1.36%		1.31%	1.30%

Total net expenses(d)	1.08	%(c)	1.13	%(e)	1.16	%(e)	1.21	%(e)	1.27%	1.27%

Net investment income	2.68	%(c)	2.38%		2.56%		2.95%		3.15%	2.70%

Supplemental data

Net assets, end of period (in thousands)	$104		$124		$31,187		$52,531		$69,842	$60,278

Portfolio turnover	6%		47%		34%		57%		62%	69%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	31

Columbia Global Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class Y	(Unaudited)		2013(a)
Per share data
Net asset value, beginning of period	$6.37		$7.20

Income from investment operations

Net investment income	0.10		0.18

Net realized and unrealized gain (loss)	(0.00	)(b)	(0.50)

Total from investment operations	0.10		(0.32)

Less distributions to shareholders:

Net investment income	(0.02)		(0.49)

Net realized gains	(0.10)		(0.02)

Total distributions to shareholders	(0.12)		(0.51)

Net asset value, end of period	$6.35		$6.37

Total return	1.59%		(4.75%)

Ratios to average net assets(c)

Total gross expenses	0.84	%(d)	0.79	%(d)

Total net expenses(e)	0.63	%(d)	0.64	%(d)

Net investment income	3.11	%(d)	2.86	%(d)

Supplemental data

Net assets, end of period (in thousands)	$10		$2

Portfolio turnover	6%		47%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to October 31, 2013.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2014

Columbia Global Bond Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class Z	(Unaudited)		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$6.42		$7.22		$7.36		$7.48		$7.33

Income from investment operations:

Net investment income	0.09		0.17		0.19		0.23		0.01

Net realized and unrealized gain (loss)	(0.01)		(0.47)		0.17		(0.03)		0.14

Total from investment operations	0.08		(0.30)		0.36		0.20		0.15

Less distributions to shareholders:

Net investment income	(0.01)		(0.48)		(0.47)		(0.32)		—

Net realized gains	(0.10)		(0.02)		(0.03)		—		—

Total distributions to shareholders	(0.11)		(0.50)		(0.50)		(0.32)		—

Net asset value, end of period	$6.39		$6.42		$7.22		$7.36		$7.48

Total return	1.37%		(4.50%)		5.34%		2.83%		2.05%

Ratios to average net assets(b)

Total gross expenses	1.12	%(c)	1.08%		1.08%		0.96%		1.13	%(c)

Total net expenses(d)	0.83	%(c)	0.84	%(e)	0.89	%(e)	0.94	%(e)	0.95	%(c)

Net investment income	2.93	%(c)	2.65%		2.70%		3.19%		2.31	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3,011		$3,264		$2,123		$768		$8

Portfolio turnover	6%		47%		34%		57%		62%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	33

Columbia Global Bond Fund

Notes to Financial Statements

April 30, 2014 (Unaudited)

Note 1. Organization

Columbia Global Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

34	Semiannual Report 2014

Columbia Global Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is limited to failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event

Semiannual Report 2014	35

Columbia Global Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are typically intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio and to take long and short positions in order to generate added return. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract expires or is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates and take long and short exposures in order to generate added return. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the

36	Semiannual Report 2014

Columbia Global Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2014:

	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities
				Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	568,397	—	568,397	53,484	—	—	514,913

	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Gross Amounts Not Offset in the Statement of Assets and Liabilities
				Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	261,729	—	261,729	53,484	—	—	208,245

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Represents the net amount due from counterparties in the event of default.

(c)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d)	Represents the net amount due to counterparties in the event of default.

Semiannual Report 2014	37

Columbia Global Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions over the period in the Statement of Operations including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at April 30, 2014:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	568,397
Interest rate risk	Net assets — unrealized appreciation on futures contracts	155,439	*
Total		723,836

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	261,729
Interest rate risk	Net assets — unrealized depreciation on futures contracts	264,787	*
Total		526,516

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments in the Statement of Operations for the six months ended April 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	(2,209,201)	—	(2,209,201)
Interest rate risk	—	(39,400)	(39,400)
Total	(2,209,201)	(39,400)	(2,248,601)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Foreign exchange risk	141,998	—	141,998
Interest rate risk	—	225,328	225,328
Total	141,998	225,328	367,326

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2014.

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Long	19,480,617
Futures contracts — Short	39,403,898

Derivative Instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	675,510	(742,782)

*	Based on ending quarterly outstanding amounts for the six months ended April 30, 2014.

Investments in Loans

The Fund may invest in loan participations and assignments of all or a portion of a loan. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce their rights only through an administrative agent. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have their interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments

38	Semiannual Report 2014

Columbia Global Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2014	39

Columbia Global Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.57% to 0.47% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2014 was 0.57% of the Fund’s average daily net assets.

The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2014 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2014, other expenses paid to this company were $780.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class K shares. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended April 30, 2014, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.30%
Class B	0.30
Class C	0.30
Class K	0.05
Class R	0.30
Class W	0.30
Class Z	0.30

40	Semiannual Report 2014

Columbia Global Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2014, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $605,000 and $62,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $32,700 for Class A, $793 for Class B and $180 for Class C shares for the six months ended April 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses

(excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	March 1, 2014 through February 28, 2015	Prior to March 1, 2014
Class A	1.09%	1.07%
Class B	1.84	1.82
Class C	1.84	1.82
Class I	0.64	0.62
Class K	0.94	0.92
Class R	1.34	1.32
Class W	1.09	1.07
Class Y	0.64	0.62
Class Z	0.84	0.82

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2014, the cost of investments for federal income tax purposes was approximately $138,371,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$7,859,000
Unrealized depreciation	(2,436,000)
Net unrealized appreciation	$5,423,000

Semiannual Report 2014	41

Columbia Global Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $8,830,985 and $34,712,747, respectively, for the six months ended April 30, 2014, of which $606,140 and $1,666,325, respectively, were U.S. government securities.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At April 30, 2014, affiliated shareholders of record owned 25.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended April 30, 2014.

Note 9. Significant Risks

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Geographic Concentration Risk

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluation could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund.

42	Semiannual Report 2014

Columbia Global Bond Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates.

Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014	43

Columbia Global Bond Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Global Bond Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

44	Semiannual Report 2014

Columbia Global Bond Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to strategy and the management team) had been taken to help improve the Fund’s performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds’ standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund’s total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe’s median expense ratio. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

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Columbia Global Bond Fund

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48	Semiannual Report 2014

Columbia Global Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	49

Columbia Global Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR153_10_D01_(06/14)

Semiannual Report April 30, 2014

Columbia Global Equity Fund

President’s Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy continued to recover at a slow but steady pace during the first quarter of 2014, supported by solid manufacturing activity, reasonable job growth and continued gains for the housing market. Industrial production was robust, buoyed by strong demand for autos and related parts. After a disappointing January, job growth picked up, which helped boost consumer confidence. Housing data was somewhat mixed, as harsh weather and higher mortgage rates put a damper on sales, while lower inventories helped prices trend higher. The Federal Reserve (the Fed) announced further reductions to its monthly asset purchases and reassured the markets that it would not make any significant changes to monetary policy until it was satisfied that the labor market was on solid ground. Despite mostly good news on the economic front, the broad financial markets recorded only modest gains, as bitter winter weather at home and mounting tensions between Russia and Western allies prompted investor caution.

Investors braced for higher interest rates, but long-term yields declined and the fixed-income markets were surprisingly resilient in the face of stable-to-improving economic data. Risk-on trading continued during the quarter as the higher yielding sectors of the fixed-income markets generally fared well. Emerging-market bonds, long-term U.S. Treasuries and sovereign debt were among the strongest performers, as were Treasury Inflation Protected Securities. Municipal bonds delivered solid gains, especially high-yield municipals, which benefited from continued improvement in state finances.

Against this backdrop, the broad bond market, as measured by the Barclays U.S. Aggregate Bond Index, edged out the broad stock market, as measured by the Standard & Poor’s 500 Index, with gains of 1.84% vs. 1.81%, respectively. As indicated late last year, the Fed began tapering its monthly asset purchase program and announced further reductions. New Fed chair Janet Yellen reassured investors the Fed was committed to keeping short-term borrowing rates low into 2015.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Global Equity Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Global Equity Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Global Equity Fund (the Fund) Class A shares returned 4.62% excluding sales charges for the six-month period that ended April 30, 2014.

>	The Fund underperformed its benchmark, the MSCI ACWI (Net), which returned 5.28% for the same six months.

Average Annual Total Returns (%) (for period ended April 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/29/90
Excluding sales charges		4.62	15.04	14.52	7.66
Including sales charges		-1.40	8.41	13.15	7.01
Class B	03/20/95
Excluding sales charges		4.24	14.03	13.61	6.82
Including sales charges		-0.76	9.03	13.37	6.82
Class C	06/26/00
Excluding sales charges		4.17	14.08	13.59	6.81
Including sales charges		3.17	13.08	13.59	6.81
Class I*	08/01/08	4.83	15.56	15.03	7.96
Class K	03/20/95	4.67	15.24	14.69	7.84
Class R*	12/11/06	4.48	14.57	14.31	7.47
Class R5*	12/11/06	4.89	15.51	15.01	8.01
Class W*	12/01/06	4.60	14.95	14.49	7.66
Class Z*	09/27/10	4.72	15.20	14.70	7.74
MSCI ACWI (Net)		5.28	14.40	15.42	7.33

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI ACWI (All Country World Index) (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Global Equity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at April 30, 2014)
Pfizer, Inc. (United States)	2.4
Apple, Inc. (United States)	2.4
Unilever PLC (United Kingdom)	2.4
United Rentals, Inc. (United States)	2.3
Gilead Sciences, Inc. (United States)	2.3
UBS AG, Registered Shares (Switzerland)	2.2
JPMorgan Chase & Co. (United States)	2.1
Nestlé SA, Registered Shares (Switzerland)	2.1
Anheuser-Busch InBev NV (Belgium)	2.1
Suncor Energy, Inc. (Canada)	2.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at April 30, 2014)
Belgium	2.1
Canada	3.0
China	1.2
Colombia	0.6
France	1.6
Germany	2.8
Indonesia	0.6
Ireland	2.2
Japan	9.5
Mexico	2.0
Netherlands	1.5
Panama	1.0
Singapore	0.5
South Korea	1.9
Sweden	0.8
Switzerland	5.6
United Kingdom	10.5
United States(a)	52.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds.

Portfolio Management

Threadneedle International Limited

Neil Robson

Pauline Grange

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014	3

Columbia Global Equity Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at April 30, 2014)
Airlines	1.0
Auto Components	1.4
Automobiles	1.8
Banks	8.4
Beverages	3.1
Biotechnology	3.2
Capital Markets	5.1
Chemicals	3.9
Communications Equipment	0.8
Consumer Finance	2.3
Diversified Financial Services	1.1
Electronic Equipment, Instruments & Components	3.1
Food & Staples Retailing	0.7
Food Products	5.5
Health Care Equipment & Supplies	2.3
Hotels, Restaurants & Leisure	2.2
Household Durables	1.4
Insurance	4.8
Internet & Catalog Retail	1.7
Internet Software & Services	5.8
IT Services	2.2
Media	5.8
Multiline Retail	1.0
Oil, Gas & Consumable Fuels	7.9
Personal Products	0.5
Pharmaceuticals	3.9
Real Estate Management & Development	1.1
Road & Rail	1.2
Semiconductors & Semiconductor Equipment	3.0
Specialty Retail	1.0
Technology Hardware, Storage & Peripherals	3.4
Textiles, Apparel & Luxury Goods	1.0
Trading Companies & Distributors	6.2
Wireless Telecommunication Services	0.8
Money Market Funds	1.2
Total	99.8

Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2014

Columbia Global Equity Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2013 – April 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,046.20	1,017.55	7.41	7.30	1.46
Class B	1,000.00	1,000.00	1,042.40	1,013.84	11.19	11.03	2.21
Class C	1,000.00	1,000.00	1,041.70	1,013.84	11.19	11.03	2.21
Class I	1,000.00	1,000.00	1,048.30	1,019.98	4.93	4.86	0.97
Class K	1,000.00	1,000.00	1,046.70	1,018.60	6.34	6.26	1.25
Class R	1,000.00	1,000.00	1,044.80	1,016.31	8.67	8.55	1.71
Class R5	1,000.00	1,000.00	1,048.90	1,019.93	4.98	4.91	0.98
Class W	1,000.00	1,000.00	1,046.00	1,017.60	7.36	7.25	1.45
Class Z	1,000.00	1,000.00	1,047.20	1,018.79	6.14	6.06	1.21

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014	5

Columbia Global Equity Fund

Portfolio of Investments

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.2%
Issuer	Shares	Value ($)
Belgium 2.1%
Anheuser-Busch InBev NV	76,000	8,270,600

Canada 3.0%
Methanex Corp.	62,900	3,896,064

Suncor Energy, Inc.	208,300	8,035,148

Total		11,931,212

China 1.2%
China Overseas Land & Investment Ltd.	958,000	2,358,292

Ping An Insurance Group Co. of China Ltd., Class H	336,000	2,493,835

Total		4,852,127

Colombia 0.6%
BanColombia SA, ADR	43,000	2,447,990

France 1.6%
Total SA	90,000	6,427,867

Germany 2.7%
Brenntag AG	29,209	5,282,184

Continental AG	24,000	5,622,095

Total		10,904,279

Indonesia 0.6%
PT Bank Rakyat Indonesia Persero Tbk	2,518,400	2,162,690

Ireland 2.2%
Bank of Ireland(a)	8,092,012	3,177,085

Covidien PLC	75,846	5,404,027

Total		8,581,112

Japan 9.5%
Aeon Co., Ltd.	242,400	2,799,631

Fuji Media Holdings, Inc.	167,600	2,823,645

Japan Exchange Group, Inc.	221,600	4,384,556

Mazda Motor Corp.	1,568,000	7,010,908

Nomura Holdings, Inc.	850,000	4,922,243

Ryohin Keikaku Co., Ltd.	34,700	3,899,705

Sekisui Chemical Co., Ltd.	542,000	5,492,739

Shimadzu Corp.	291,000	2,485,867

Sumitomo Mitsui Trust Holdings, Inc.	982,000	4,046,526

Total		37,865,820

Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 2.0%
Fomento Economico Mexicano SAB de CV, ADR	43,600	3,957,572

Grupo Financiero Banorte SAB de CV, Class O	614,500	4,081,245

Total		8,038,817

Netherlands 1.5%
Aegon NV	652,347	5,914,392

Panama 1.0%
Copa Holdings SA, Class A	30,169	4,081,262

Singapore 0.5%
Global Logistic Properties Ltd.	871,000	1,985,087

South Korea 2.0%
Samsung Electronics Co., Ltd.	5,942	7,748,137

Sweden 0.8%
Nordea Bank AB	228,836	3,315,972

Switzerland 5.6%
Nestlé SA, Registered Shares	107,849	8,326,712

TE Connectivity Ltd.	93,556	5,517,933

UBS AG, Registered Shares	409,000	8,550,847

Total		22,395,492

United Kingdom 10.4%
Aon PLC	60,521	5,137,023

BG Group PLC	323,362	6,540,650

HSBC Holdings PLC	585,351	5,970,358

Liberty Global PLC, Class A(a)	56,187	2,237,366

Liberty Global PLC, Class C(a)	56,187	2,159,266

Tullow Oil PLC	201,500	2,993,870

Unilever PLC	209,733	9,362,748

Vodafone Group PLC	827,051	3,127,220

Wolseley PLC	69,274	4,001,276

Total		41,529,777

United States 48.9%
Airgas, Inc.	39,956	4,245,725

American Express Co.	68,424	5,982,310

American International Group, Inc.	105,271	5,593,048

Amgen, Inc.	34,161	3,817,492

Amphenol Corp., Class A	44,100	4,204,935

Apple, Inc.	15,905	9,385,381

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Global Equity Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Bristol-Myers Squibb Co.	122,601	6,141,084

Charter Communications Inc., Class A(a)	37,000	5,014,610

Comcast Corp., Class A	102,480	5,304,365

Discover Financial Services	59,133	3,305,535

eBay, Inc.(a)	144,565	7,492,804

Estee Lauder Companies, Inc. (The), Class A	27,000	1,959,390

Facebook, Inc., Class A(a)	112,624	6,732,663

Gilead Sciences, Inc.(a)	114,818	9,012,065

Google, Inc., Class A(a)	8,364	4,473,736

Google, Inc., Class C(a)	8,364	4,404,984

Hewlett-Packard Co.	122,000	4,033,320

JPMorgan Chase & Co.	148,789	8,329,208

Lam Research Corp.(a)	74,703	4,303,640

Las Vegas Sands Corp.	78,648	6,223,416

LyondellBasell Industries NV, Class A	37,759	3,492,707

MasterCard, Inc., Class A	53,280	3,918,744

McDonald’s Corp.	24,683	2,502,362

Mead Johnson Nutrition Co.	48,476	4,278,492

Nike, Inc., Class B	54,000	3,939,300

Occidental Petroleum Corp.	51,217	4,904,028

Pfizer, Inc.	304,193	9,515,157

Praxair, Inc.	31,356	4,093,526

Priceline Group, Inc. (The)(a)	5,848	6,770,522

QUALCOMM, Inc.	39,455	3,105,503

Sirona Dental Systems, Inc.(a)	51,583	3,880,073

TJX Companies, Inc. (The)	69,000	4,014,420

Common Stocks (continued)
Issuer	Shares	Value ($)
Union Pacific Corp.	24,909	4,743,421

United Rentals, Inc.(a)	97,908	9,186,708

Visa, Inc., Class A	23,048	4,669,755

Walt Disney Co. (The)	69,952	5,549,992

WESCO International, Inc.(a)	71,741	6,297,425

Total		194,821,846

Total Common Stocks
(Cost: $320,640,977)		383,274,479

Limited Partnerships 2.4%
United States 2.4%
Apollo Global Management LLC, Class A	115,000	3,119,950

Blackstone Group LP	131,386	3,879,829

Enterprise Products Partners LP	32,678	2,389,742

Total		9,389,521

Total Limited Partnerships
(Cost: $8,061,252)		9,389,521

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.092%(b)(c)	4,732,977	4,732,977

Total Money Market Funds
(Cost: $4,732,977)		4,732,977

Total Investments
(Cost: $333,435,206)		397,396,977

Other Assets & Liabilities, Net		843,886

Net Assets		398,240,863

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at April 30, 2014.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,064,443	80,306,601	(76,638,067)	4,732,977	2,259	4,732,977

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Global Equity Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Global Equity Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	43,715,619	24,849,091	—	68,564,710

Consumer Staples	10,195,454	28,759,691	—	38,955,145

Energy	12,939,176	15,962,387	—	28,901,563

Financials	34,876,359	49,281,883	—	84,158,242

Health Care	37,769,898	—	—	37,769,898

Industrials	24,308,816	9,283,460	—	33,592,276

Information Technology	62,243,399	10,234,004	—	72,477,403

Materials	15,728,022	—	—	15,728,022

Telecommunication Services	—	3,127,220	—	3,127,220

Total Equity Securities	241,776,743	141,497,736	—	383,274,479

Other

Limited Partnerships	9,389,521	—	—	9,389,521

Total Other	9,389,521	—	—	9,389,521

Mutual Funds

Money Market Funds	4,732,977	—	—	4,732,977

Total Mutual Funds	4,732,977	—	—	4,732,977

Total	255,899,241	141,497,736	—	397,396,977

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Global Equity Fund

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $328,702,229)	$392,664,000

Affiliated issuers (identified cost $4,732,977)	4,732,977

Total investments (identified cost $333,435,206)	397,396,977

Cash	56,540

Foreign currency (identified cost $351,320)	349,352

Receivable for:

Capital shares sold	48,487

Dividends	619,369

Reclaims	343,555

Prepaid expenses	1,040

Trustees’ deferred compensation plan	24,898

Other assets	21,584

Total assets	398,861,802

Liabilities

Payable for:

Investments purchased	40

Capital shares purchased	373,744

Investment management fees	8,623

Distribution and/or service fees	3,179

Transfer agent fees	44,588

Administration fees	872

Plan administration fees	49

Compensation of board members	92,593

Other expenses	72,353

Trustees’ deferred compensation plan	24,898

Total liabilities	620,939

Net assets applicable to outstanding capital stock	$398,240,863

Represented by

Paid-in capital	$424,136,709

Undistributed net investment income	1,074,524

Accumulated net realized loss	(90,942,863)

Unrealized appreciation (depreciation) on:

Investments	63,961,771

Foreign currency translations	10,722

Total — representing net assets applicable to outstanding capital stock	$398,240,863

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Global Equity Fund

Statement of Assets and Liabilities (continued)

April 30, 2014 (Unaudited)

Class A

Net assets	$363,222,646

Shares outstanding	38,011,535

Net asset value per share	$9.56

Maximum offering price per share(a)	$10.14

Class B

Net assets	$7,360,706

Shares outstanding	830,346

Net asset value per share	$8.86

Class C

Net assets	$17,874,708

Shares outstanding	2,042,032

Net asset value per share	$8.75

Class I

Net assets	$2,458

Shares outstanding	255

Net asset value per share(b)	$9.63

Class K

Net assets	$7,106,633

Shares outstanding	737,073

Net asset value per share	$9.64

Class R

Net assets	$127,596

Shares outstanding	13,290

Net asset value per share	$9.60

Class R5

Net assets	$2,458

Shares outstanding	255

Net asset value per share(b)	$9.63

Class W

Net assets	$2,472

Shares outstanding	257

Net asset value per share(b)	$9.61

Class Z

Net assets	$2,541,186

Shares outstanding	264,334

Net asset value per share	$9.61

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Global Equity Fund

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$4,463,815

Dividends — affiliated issuers	2,259

Interest	2

Foreign taxes withheld	(212,054)

Total income	4,254,022

Expenses:

Investment management fees	1,577,002

Distribution and/or service fees

Class A	454,044

Class B	42,667

Class C	87,683

Class R	340

Class W	4

Transfer agent fees

Class A	476,261

Class B	11,196

Class C	22,992

Class K	1,727

Class R	178

Class W	4

Class Z	3,424

Administration fees	159,588

Plan administration fees

Class K	8,636

Compensation of board members	14,110

Custodian fees	14,391

Printing and postage fees	45,436

Registration fees	52,141

Professional fees	21,657

Other	9,835

Total expenses	3,003,316

Net investment income	1,250,706

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	32,712,557

Foreign currency translations	(144,286)

Net realized gain	32,568,271

Net change in unrealized appreciation (depreciation) on:

Investments	(15,756,242)

Foreign currency translations	(2,353)

Net change in unrealized appreciation (depreciation)	(15,758,595)

Net realized and unrealized gain	16,809,676

Net increase in net assets resulting from operations	$18,060,382

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Global Equity Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations

Net investment income	$1,250,706	$1,626,891

Net realized gain	32,568,271	39,211,682

Net change in unrealized appreciation (depreciation)	(15,758,595)	44,960,049

Net increase in net assets resulting from operations	18,060,382	85,798,622

Distributions to shareholders

Net investment income

Class A	(1,302,262)	(4,113,962)

Class B	—	(38,557)

Class C	—	(86,094)

Class I	(28)	(48)

Class K	(36,838)	(72,812)

Class R	(195)	(1,245)

Class R5	(26)	(47)

Class W	(13)	(38)

Class Z	(15,775)	(37,305)

Total distributions to shareholders	(1,355,137)	(4,350,108)

Increase (decrease) in net assets from capital stock activity	(14,552,695)	(54,539,937)

Total increase in net assets	2,152,550	26,908,577

Net assets at beginning of period	396,088,313	369,179,736

Net assets at end of period	$398,240,863	$396,088,313

Undistributed net investment income	$1,074,524	$1,178,955

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Global Equity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	1,142,446	10,811,141	1,783,707	14,751,552

Distributions reinvested	134,135	1,263,552	520,304	3,990,734

Redemptions	(2,546,280)	(24,093,713)	(8,092,316)	(65,581,975)

Net decrease	(1,269,699)	(12,019,020)	(5,788,305)	(46,839,689)

Class B shares

Subscriptions	14,525	126,835	25,653	191,461

Distributions reinvested	—	—	5,339	38,228

Redemptions(a)	(275,654)	(2,423,843)	(541,908)	(4,198,612)

Net decrease	(261,129)	(2,297,008)	(510,916)	(3,968,923)

Class C shares

Subscriptions	154,813	1,348,315	126,262	954,896

Distributions reinvested	—	—	10,028	70,901

Redemptions	(166,949)	(1,449,772)	(667,233)	(4,970,569)

Net decrease	(12,136)	(101,457)	(530,943)	(3,944,772)

Class I shares

Redemptions	(113)	(1,100)	—	—

Net increase (decrease)	(113)	(1,100)	—	—

Class K shares

Subscriptions	62,431	590,767	145,120	1,204,300

Distributions reinvested	3,876	36,819	9,414	72,772

Redemptions	(42,499)	(406,474)	(115,550)	(955,689)

Net increase	23,808	221,112	38,984	321,383

Class R shares

Subscriptions	2,031	19,375	9,507	75,095

Distributions reinvested	13	127	102	787

Redemptions	(4,227)	(40,849)	(2,622)	(21,815)

Net increase (decrease)	(2,183)	(21,347)	6,987	54,067

Class R5 shares

Subscriptions	359	3,461	—	—

Redemptions	(472)	(4,476)	—	—

Net increase (decrease)	(113)	(1,015)	—	—

Class W shares

Redemptions	(113)	(1,100)	—	—

Net increase (decrease)	(113)	(1,100)	—	—

Class Z shares

Subscriptions	25,924	245,037	87,347	712,668

Distributions reinvested	1,239	11,732	3,260	25,099

Redemptions	(61,868)	(588,529)	(112,093)	(899,770)

Net decrease	(34,705)	(331,760)	(21,486)	(162,003)

Total net decrease	(1,556,383)	(14,552,695)	(6,805,679)	(54,539,937)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Global Equity Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2014		Year Ended October 31,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$9.17		$7.39		$6.95		$7.07		$6.13		$5.21

Income from investment operations:

Net investment income	0.03		0.04		0.05		0.01		0.00	(a)	0.05

Net realized and unrealized gain (loss)	0.39		1.83		0.40		(0.11)		0.96		0.95

Total from investment operations	0.42		1.87		0.45		(0.10)		0.96		1.00

Less distributions to shareholders:

Net investment income	(0.03)		(0.09)		(0.02)		(0.02)		(0.03)		(0.08)

Total distributions to shareholders	(0.03)		(0.09)		(0.02)		(0.02)		(0.03)		(0.08)

Proceeds from regulatory settlements	—		—		0.01		—		0.01		0.00	(a)

Net asset value, end of period	$9.56		$9.17		$7.39		$6.95		$7.07		$6.13

Total return	4.62%		25.62%		6.62	%(b)	(1.40%)		15.78	%(c)	19.39	%(d)

Ratios to average net assets(e)

Total gross expenses	1.46	%(f)	1.51%		1.51%		1.46%		1.45%		1.44%

Total net expenses(g)	1.46	%(f)	1.45	%(h)	1.36	%(h)	1.36	%(h)	1.45%		1.44%

Net investment income	0.67	%(f)	0.48%		0.75%		0.18%		0.03%		0.92%

Supplemental data

Net assets, end of period (in thousands)	$363,223		$360,041		$333,196		$387,709		$375,169		$394,511

Portfolio turnover	34%		46%		50%		44%		54%		81%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Global Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$8.50		$6.85		$6.47		$6.63		$5.77		$4.87

Income from investment operations:

Net investment income (loss)	(0.01)		(0.02)		0.00	(a)	(0.04)		(0.04)		0.01

Net realized and unrealized gain (loss)	0.37		1.70		0.37		(0.11)		0.90		0.89

Total from investment operations	0.36		1.68		0.37		(0.15)		0.86		0.90

Less distributions to shareholders:

Net investment income	—		(0.03)		—		(0.01)		(0.01)		—

Total distributions to shareholders	—		(0.03)		—		(0.01)		(0.01)		—

Proceeds from regulatory settlements	—		—		0.01		—		0.01		0.00	(a)

Net asset value, end of period	$8.86		$8.50		$6.85		$6.47		$6.63		$5.77

Total return	4.24%		24.52%		5.87	%(b)	(2.26%)		15.03	%(c)	18.48	%(d)

Ratios to average net assets(e)

Total gross expenses	2.21	%(f)	2.27%		2.26%		2.22%		2.21%		2.21%

Total net expenses(g)	2.21	%(f)	2.20	%(h)	2.11	%(h)	2.12	%(h)	2.21%		2.21%

Net investment income (loss)	(0.11	%)(f)	(0.24%)		0.02%		(0.56%)		(0.69%)		0.22%

Supplemental data

Net assets, end of period (in thousands)	$7,361		$9,282		$10,979		$17,347		$23,894		$33,009

Portfolio turnover	34%		46%		50%		44%		54%		81%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Global Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$8.40		$6.78		$6.40		$6.55		$5.71		$4.83

Income from investment operations:

Net investment income (loss)	(0.00	)(a)	(0.02)		(0.00	)(a)	(0.04)		(0.04)		(0.00	)(a)

Net realized and unrealized gain (loss)	0.35		1.68		0.37		(0.10)		0.88		0.89

Total from investment operations	0.35		1.66		0.37		(0.14)		0.84		0.89

Less distributions to shareholders:

Net investment income	—		(0.04)		—		(0.01)		(0.01)		(0.01)

Total distributions to shareholders	—		(0.04)		—		(0.01)		(0.01)		(0.01)

Proceeds from regulatory settlements	—		—		0.01		—		0.01		0.00	(a)

Net asset value, end of period	$8.75		$8.40		$6.78		$6.40		$6.55		$5.71

Total return	4.17%		24.52%		5.94	%(b)	(2.14%)		14.86	%(c)	18.39	%(d)

Ratios to average net assets(e)

Total gross expenses	2.21	%(f)	2.26%		2.25%		2.22%		2.21%		2.20%

Total net expenses(g)	2.21	%(f)	2.20	%(h)	2.11	%(h)	2.11	%(h)	2.21%		2.20%

Net investment income (loss)	(0.08	%)(f)	(0.26%)		(0.00	%)(a)	(0.62%)		(0.72%)		(0.08%)

Supplemental data

Net assets, end of period (in thousands)	$17,875		$17,250		$17,516		$21,560		$10,147		$10,570

Portfolio turnover	34%		46%		50%		44%		54%		81%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Global Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class I	(Unaudited)		2013	2012		2011	2010		2009
Per share data
Net asset value, beginning of period	$9.26		$7.46	$7.01		$7.11	$6.16		$5.25

Income from investment operations:

Net investment income	0.06		0.08	0.09		0.01	0.04		0.09

Net realized and unrealized gain (loss)	0.39		1.85	0.40		(0.08)	0.95		0.95

Total from investment operations	0.45		1.93	0.49		(0.07)	0.99		1.04

Less distributions to shareholders:

Net investment income	(0.08)		(0.13)	(0.05)		(0.03)	(0.05)		(0.13)

Total distributions to shareholders	(0.08)		(0.13)	(0.05)		(0.03)	(0.05)		(0.13)

Proceeds from regulatory settlements	—		—	0.01		—	0.01		0.00	(a)

Net asset value, end of period	$9.63		$9.26	$7.46		$7.01	$7.11		$6.16

Total return	4.83%		26.25%	7.15	%(b)	(0.98%)	16.32	%(c)	20.21	%(d)

Ratios to average net assets(e)

Total gross expenses	0.97	%(f)	0.98%	1.02%		0.93%	0.91%		0.84%

Total net expenses(g)	0.97	%(f)	0.95%	0.91%		0.92%	0.91%		0.84%

Net investment income	1.17	%(f)	0.97%	1.20%		0.15%	0.55%		1.56%

Supplemental data

Net assets, end of period (in thousands)	$2		$3	$3		$3	$31,015		$32,596

Portfolio turnover	34%		46%	50%		44%	54%		81%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Global Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class K	(Unaudited)		2013	2012		2011	2010		2009
Per share data
Net asset value, beginning of period	$9.26		$7.46	$7.01		$7.13	$6.18		$5.26

Income from investment operations:

Net investment income	0.04		0.06	0.07		0.02	0.02		0.06

Net realized and unrealized gain (loss)	0.39		1.85	0.40		(0.11)	0.96		0.96

Total from investment operations	0.43		1.91	0.47		(0.09)	0.98		1.02

Less distributions to shareholders:

Net investment income	(0.05)		(0.11)	(0.03)		(0.03)	(0.04)		(0.10)

Total distributions to shareholders	(0.05)		(0.11)	(0.03)		(0.03)	(0.04)		(0.10)

Proceeds from regulatory settlements	—		—	0.01		—	0.01		0.00	(a)

Net asset value, end of period	$9.64		$9.26	$7.46		$7.01	$7.13		$6.18

Total return	4.67%		25.87%	6.87	%(b)	(1.33%)	16.03	%(c)	19.72	%(d)

Ratios to average net assets(e)

Total gross expenses	1.25	%(f)	1.26%	1.28%		1.24%	1.21%		1.15%

Total net expenses(g)	1.25	%(f)	1.24%	1.21%		1.17%	1.21%		1.15%

Net investment income	0.91	%(f)	0.67%	0.90%		0.32%	0.27%		1.22%

Supplemental data

Net assets, end of period (in thousands)	$7,107		$6,601	$5,032		$4,627	$7,016		$6,059

Portfolio turnover	34%		46%	50%		44%	54%		81%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Global Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class R	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$9.20		$7.44		$7.00		$7.14		$6.14		$5.23

Income from investment operations:

Net investment income (loss)	0.02		0.02		0.03		(0.00	)(a)	(0.02)		(0.01)

Net realized and unrealized gain (loss)	0.39		1.84		0.41		(0.12)		1.01		1.00

Total from investment operations	0.41		1.86		0.44		(0.12)		0.99		0.99

Less distributions to shareholders:

Net investment income	(0.01)		(0.10)		(0.01)		(0.02)		—		(0.08)

Total distributions to shareholders	(0.01)		(0.10)		(0.01)		(0.02)		—		(0.08)

Proceeds from regulatory settlements	—		—		0.01		—		0.01		0.00	(a)

Net asset value, end of period	$9.60		$9.20		$7.44		$7.00		$7.14		$6.14

Total return	4.48%		25.19%		6.37	%(b)	(1.70%)		16.29	%(c)	19.13	%(d)

Ratios to average net assets(e)

Total gross expenses	1.71	%(f)	1.77%		1.76%		1.72%		1.71%		1.69%

Total net expenses(g)	1.71	%(f)	1.70	%(h)	1.61	%(h)	1.61	%(h)	1.71%		1.69%

Net investment income (loss)	0.38	%(f)	0.20%		0.48%		(0.01%)		(0.24%)		(0.16%)

Supplemental data

Net assets, end of period (in thousands)	$128		$142		$63		$70		$41		$46

Portfolio turnover	34%		46%		50%		44%		54%		81%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia Global Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class R5	(Unaudited)		2013	2012		2011	2010		2009
Per share data
Net asset value, beginning of period	$9.25		$7.46	$7.01		$7.12	$6.16		$5.25

Income from investment operations:

Net investment income	0.06		0.08	0.08		0.02	0.03		0.08

Net realized and unrealized gain (loss)	0.39		1.84	0.41		(0.10)	0.97		0.96

Total from investment operations	0.45		1.92	0.49		(0.08)	1.00		1.04

Less distributions to shareholders:

Net investment income	(0.07)		(0.13)	(0.05)		(0.03)	(0.05)		(0.13)

Total distributions to shareholders	(0.07)		(0.13)	(0.05)		(0.03)	(0.05)		(0.13)

Proceeds from regulatory settlements	—		—	0.01		—	0.01		0.00	(a)

Net asset value, end of period	$9.63		$9.25	$7.46		$7.01	$7.12		$6.16

Total return	4.89%		26.06%	7.15	%(b)	(1.13%)	16.44	%(c)	20.20	%(d)

Ratios to average net assets(e)

Total gross expenses	0.98	%(f)	1.03%	1.07%		0.94%	0.96%		0.90%

Total net expenses(g)	0.98	%(f)	1.00%	0.96%		0.92%	0.96%		0.90%

Net investment income	1.23	%(f)	0.92%	1.15%		0.32%	0.50%		1.39%

Supplemental data

Net assets, end of period (in thousands)	$2		$3	$3		$3	$19		$18

Portfolio turnover	34%		46%	50%		44%	54%		81%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Columbia Global Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class W	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$9.22		$7.44		$6.97		$7.10		$6.16		$5.23

Income from investment operations:

Net investment income	0.03		0.04		0.05		0.02		0.01		0.06

Net realized and unrealized gain (loss)	0.39		1.84		0.41		(0.13)		0.95		0.96

Total from investment operations	0.42		1.88		0.46		(0.11)		0.96		1.02

Less distributions to shareholders:

Net investment income	(0.03)		(0.10)		(0.00	)(a)	(0.02)		(0.03)		(0.09)

Total distributions to shareholders	(0.03)		(0.10)		(0.00	)(a)	(0.02)		(0.03)		(0.09)

Proceeds from regulatory settlements	—		—		0.01		—		0.01		0.00	(a)

Net asset value, end of period	$9.61		$9.22		$7.44		$6.97		$7.10		$6.16

Total return	4.60%		25.51%		6.76	%(b)	(1.52%)		15.80	%(c)	19.70	%(d)

Ratios to average net assets(e)

Total gross expenses	1.46	%(f)	1.54%		1.59%		1.48%		1.38%		1.30%

Total net expenses(g)	1.45	%(f)	1.45	%(h)	1.36	%(h)	1.37	%(h)	1.38%		1.30%

Net investment income	0.69	%(f)	0.47%		0.75%		0.21%		0.08%		1.05%

Supplemental data

Net assets, end of period (in thousands)	$2		$3		$3		$3		$5		$4

Portfolio turnover	34%		46%		50%		44%		54%		81%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.09%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2014

Columbia Global Equity Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class Z	(Unaudited)		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$9.23		$7.45		$7.00		$7.12		$6.85

Income from investment operations:

Net investment income (loss)	0.04		0.06		0.07		0.02		(0.01)

Net realized and unrealized gain (loss)	0.39		1.84		0.41		(0.11)		0.28

Total from investment operations	0.43		1.90		0.48		(0.09)		0.27

Less distributions to shareholders:

Net investment income	(0.05)		(0.12)		(0.04)		(0.03)		—

Total distributions to shareholders	(0.05)		(0.12)		(0.04)		(0.03)		—

Proceeds from regulatory settlements	—		—		0.01		—		—

Net asset value, end of period	$9.61		$9.23		$7.45		$7.00		$7.12

Total return	4.72%		25.74%		7.03	%(b)	(1.29%)		3.94%

Ratios to average net assets(c)

Total gross expenses	1.21	%(d)	1.26%		1.25%		1.23%		1.37	%(d)

Total net expenses(e)	1.21	%(d)	1.20	%(f)	1.11	%(f)	1.11	%(g)	1.37	%(d)

Net investment income (loss)	0.90	%(d)	0.72%		1.00%		0.24%		(1.52	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$2,541		$2,760		$2,387		$3,004		$3

Portfolio turnover	34%		46%		50%		44%		54%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	23

Columbia Global Equity Fund

Notes to Financial Statements

April 30, 2014 (Unaudited)

Note 1. Organization

Columbia Global Equity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair

24	Semiannual Report 2014

Columbia Global Equity Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Semiannual Report 2014	25

Columbia Global Equity Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.80% to 0.57% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2014 was 0.79% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, the subadviser of the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2014 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2014, other expenses paid to this company were $986.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain

26	Semiannual Report 2014

Columbia Global Equity Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended April 30, 2014, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.26%
Class B	0.26
Class C	0.26
Class K	0.05
Class R	0.26
Class R5	0.01
Class W	0.23
Class Z	0.26

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At April 30, 2014, the Fund’s total potential future obligation over the life of the Guaranty is $14,148. The liability remaining at April 30, 2014 for non-recurring charges associated with the lease amounted to $8,441 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2014, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $787,000 and $1,368,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $102,420 for Class A, $1,051 for Class B and $88 for Class C shares for the six months ended April 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	March 1, 2014 through February 28, 2015	Prior to March 1, 2014
Class A	1.50%	1.49%
Class B	2.25	2.24
Class C	2.25	2.24
Class I	1.05	1.04
Class K	1.35	1.34
Class R	1.75	1.74
Class R5	1.10	1.09
Class W	1.50	1.49
Class Z	1.25	1.24

Semiannual Report 2014	27

Columbia Global Equity Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2014, the cost of investments for federal income tax purposes was approximately $333,435,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$72,859,000
Unrealized depreciation	(8,897,000)
Net unrealized appreciation	$63,962,000

The following capital loss carryforward, determined as of October 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	13,297,547
2017	99,980,426
2019	10,126,139
Total	123,404,112

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $133,553,510 and $150,322,709, respectively, for the six months ended April 30, 2014,

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At April 30, 2014, affiliated shareholders of record owned 13.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended April 30, 2014.

28	Semiannual Report 2014

Columbia Global Equity Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Note 9. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of

$10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014	29

Columbia Global Equity Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Global Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Board took into account the information it received and reviewed concerning Columbia Management’s ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto, which the Board recalled had added staff and technology resources during 2013. The Board also noted the information it received concerning Columbia Management’s ability to retain its key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS

30	Semiannual Report 2014

Columbia Global Equity Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager’s recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed voluntary expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the

Semiannual Report 2014	31

Columbia Global Equity Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) a report provided to the Board by an independent consulting firm, Bobroff Consulting concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

32	Semiannual Report 2014

Columbia Global Equity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	33

Columbia Global Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR155_10_D01_(06/14)

Semiannual Report April 30, 2014

Columbia Seligman Global Technology Fund

President’s Message

Dear Shareholders,

Continued Economic Recovery

The U.S. economy continued to recover at a slow but steady pace during the first quarter of 2014, supported by solid manufacturing activity, reasonable job growth and continued gains for the housing market. Industrial production was robust, buoyed by strong demand for autos and related parts. After a disappointing January, job growth picked up, which helped boost consumer confidence. Housing data was somewhat mixed, as harsh weather and higher mortgage rates put a damper on sales, while lower inventories helped prices trend higher. The Federal Reserve (the Fed) announced further reductions to its monthly asset purchases and reassured the markets that it would not make any significant changes to monetary policy until it was satisfied that the labor market was on solid ground. Despite mostly good news on the economic front, the broad financial markets recorded only modest gains, as bitter winter weather at home and mounting tensions between Russia and Western allies prompted investor caution.

Investors braced for higher interest rates, but long-term yields declined and the fixed-income markets were surprisingly resilient in the face of stable-to-improving economic data. Risk-on trading continued during the quarter as the higher yielding sectors of the fixed-income markets generally fared well. Emerging-market bonds, long-term U.S. Treasuries and sovereign debt were among the strongest performers, as were Treasury Inflation Protected Securities. Municipal bonds delivered solid gains, especially high-yield municipals, which benefited from continued improvement in state finances.

Against this backdrop, the broad bond market, as measured by the Barclays U.S. Aggregate Bond Index, edged out the broad stock market, as measured by the Standard & Poor’s 500 Index, with gains of 1.84% vs. 1.81%, respectively. As indicated late last year, the Fed began tapering its monthly asset purchase program and announced further reductions. New Fed chair Janet Yellen reassured investors the Fed was committed to keeping short-term borrowing rates low into 2015.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>	Detailed up-to-date fund performance and portfolio information

>	Quarterly fund commentaries

>	Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Seligman Global Technology Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Seligman Global Technology Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Seligman Global Technology Fund (the Fund) Class A shares returned 10.98% excluding sales charges for the six-month period that ended April 30, 2014.

>	The Fund outperformed its benchmark, the MSCI World IT Index (Net), which returned 9.22% for the same six months.

Average Annual Total Returns (%) (for period ended April 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	05/23/94
Excluding sales charges		10.98	23.60	15.30	8.90
Including sales charges		4.61	16.48	13.94	8.25
Class B	04/22/96
Excluding sales charges		10.56	22.61	14.42	8.08
Including sales charges		5.56	17.61	14.18	8.08
Class C	05/27/99
Excluding sales charges		10.61	22.68	14.44	8.09
Including sales charges		9.61	21.68	14.44	8.09
Class I*	08/03/09	11.26	24.17	15.82	9.14
Class K*	08/03/09	11.11	23.87	15.52	9.00
Class R	04/30/03	10.83	23.25	14.98	8.62
Class R4*	11/08/12	11.16	23.89	15.39	8.94
Class R5*	08/03/09	11.21	24.11	15.73	9.10
Class Z*	09/27/10	11.16	23.87	15.52	9.00
MSCI World IT Index (Net)		9.22	22.41	16.33	6.84

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The MSCI World IT Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World IT Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Seligman Global Technology Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at April 30, 2014)
Lam Research Corp.	7.2
Synopsys, Inc.	7.0
Check Point Software Technologies Ltd.	6.2
Apple, Inc.	5.6
Synaptics, Inc.	4.2
Teradyne, Inc.	3.9
Skyworks Solutions, Inc.	3.2
Broadcom Corp., Class A	3.0
EMC Corp.	2.8
QUALCOMM, Inc.	2.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at April 30, 2014)
Common Stocks	99.7
Consumer Discretionary	1.0
Health Care	0.2
Industrials	1.1
Information Technology	97.4
Money Market Funds	0.3
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Paul Wick

Ajay Diwan

Rahul Narang*

Sanjay Devgan*

Shekhar Pravanick*

*	Effective March 14, 2014, Messrs. Devgan and Pravanick were named as Portfolio Managers of the Fund. Effective June 30, 2014, Mr. Narang was named a Portfolio Manager of the Fund. Richard Parower, previously the Fund’s Lead Manager, no longer serves as a Portfolio Manager of the Fund.

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014	3

Columbia Seligman Global Technology Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

November 1, 2013 – April 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,109.80	1,017.46	7.74	7.40	1.48
Class B	1,000.00	1,000.00	1,105.60	1,013.74	11.64	11.13	2.23
Class C	1,000.00	1,000.00	1,106.10	1,013.74	11.65	11.13	2.23
Class I	1,000.00	1,000.00	1,112.60	1,019.89	5.19	4.96	0.99
Class K	1,000.00	1,000.00	1,111.10	1,018.35	6.80	6.51	1.30
Class R	1,000.00	1,000.00	1,108.30	1,016.22	9.04	8.65	1.73
Class R4	1,000.00	1,000.00	1,111.60	1,018.65	6.49	6.21	1.24
Class R5	1,000.00	1,000.00	1,112.10	1,019.59	5.50	5.26	1.05
Class Z	1,000.00	1,000.00	1,111.60	1,018.70	6.44	6.16	1.23

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

4	Semiannual Report 2014

Columbia Seligman Global Technology Fund

Portfolio of Investments

April 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.7%
Issuer	Shares	Value ($)
Consumer Discretionary 1.0%
Media 0.6%

CBS Corp., Class B Non Voting	18,800	1,085,888

Twenty-First Century Fox, Inc., Class A	53,700	1,719,474

Total		2,805,362

Specialty Retail 0.4%

GameStop Corp., Class A	42,400	1,682,432

Total Consumer Discretionary		4,487,794

Health Care 0.2%
Health Care Technology 0.2%

Veeva Systems Inc., Class A(a)	44,200	849,082

Total Health Care		849,082

Industrials 1.1%
Commercial Services & Supplies 0.5%

MiX Telematics Ltd., ADR(a)	199,174	2,091,327

Electrical Equipment 0.6%

Nidec Corp.	49,200	2,781,546

Total Industrials		4,872,873

Information Technology 97.4%
Communications Equipment 4.9%

Aruba Networks, Inc.(a)	60,700	1,200,039

Cisco Systems, Inc.	309,700	7,157,167

Finisar Corp.(a)	58,900	1,540,235

QUALCOMM, Inc.	160,863	12,661,527

Total		22,558,968

Electronic Equipment, Instruments & Components 3.0%

Arrow Electronics, Inc.(a)	54,600	3,098,550

Audience, Inc.(a)	279,600	3,215,400

Avnet, Inc.	70,500	3,040,665

Japan Display, Inc.(a)	546,200	3,365,834

Murata Manufacturing Co., Ltd.	13,500	1,125,412

Total		13,845,861

Internet Software & Services 6.6%

Amber Road, Inc.(a)	173,198	2,306,997

Baidu, Inc., ADR(a)	14,900	2,292,365

Google, Inc., Class A(a)	21,000	11,232,480

Google, Inc., Class C(a)	21,000	11,059,860

SINA Corp.(a)	41,600	1,988,480

Trulia, Inc.(a)	32,600	1,108,400

Total		29,988,582

Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 3.8%

Computer Sciences Corp.	37,200	2,201,496

Sabre Corp.(a)	296,951	4,890,783

Tech Mahindra Ltd.	107,000	3,253,503

Visa, Inc., Class A	19,800	4,011,678

WNS Holdings Ltd., ADR(a)	158,720	2,955,367

Total		17,312,827

Semiconductors & Semiconductor Equipment 40.2%

Advanced Energy Industries, Inc.(a)	95,100	2,080,788

Advanced Micro Devices, Inc.(a)	803,563	3,286,573

ASM International NV	132,000	5,767,683

Avago Technologies Ltd.	154,509	9,811,321

Broadcom Corp., Class A	438,200	13,500,942

KLA-Tencor Corp.	87,300	5,586,327

Lam Research Corp.(a)	568,637	32,759,178

Lattice Semiconductor Corp.(a)	301,187	2,535,994

Marvell Technology Group Ltd.	641,978	10,181,771

Mattson Technology, Inc.(a)	236,997	471,624

Maxim Integrated Products, Inc.	196,900	6,387,436

Microsemi Corp.(a)	361,100	8,493,072

Montage Technology Group Ltd.(a)	221,562	4,606,274

NXP Semiconductor NV(a)	20,100	1,198,362

Samsung Electronics Co., Ltd.	3,300	4,303,072

Skyworks Solutions, Inc.(a)	352,194	14,457,564

Spansion, Inc., Class A(a)	243,700	4,345,171

Synaptics, Inc.(a)	308,100	19,148,415

Taiwan Semiconductor Manufacturing Co., Ltd., ADR	222,000	4,462,200

Teradyne, Inc.(a)	1,009,500	17,837,865

Tower Semiconductor Ltd.(a)	298,600	2,352,968

TriQuint Semiconductor, Inc.(a)	665,000	9,429,700

Total		183,004,300

Software 26.2%

Application Software 14.8%

BroadSoft, Inc.(a)	80,300	2,038,014

Citrix Systems, Inc.(a)	172,600	10,236,906

Informatica Corp.(a)	39,900	1,414,455

King Digital Entertainment PLC(a)	164,812	2,826,526

Nuance Communications, Inc.(a)	525,899	8,461,715

PTC, Inc.(a)	28,673	1,014,164

Salesforce.com, Inc.(a)	91,533	4,727,679

SolarWinds, Inc.(a)	96,400	3,886,848

Synopsys, Inc.(a)	846,502	31,845,405

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Seligman Global Technology Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
TIBCO Software, Inc.(a)	31,300	614,419

Total		67,066,131

Home Entertainment Software 1.3%

Activision Blizzard, Inc.	298,800	5,978,988

Systems Software 10.1%

AVG Technologies NV(a)	249,200	4,667,516

Check Point Software Technologies Ltd.(a)	440,705	28,231,562

CommVault Systems, Inc.(a)	32,514	1,573,678

Microsoft Corp.	47,300	1,910,920

Oracle Corp.	61,200	2,501,856

Rovi Corp.(a)	43,200	962,928

VMware, Inc., Class A(a)	67,700	6,262,927

Total		46,111,387

Total Software		119,156,506

Technology Hardware, Storage & Peripherals 12.7%

Apple, Inc.	43,355	25,583,352

Electronics for Imaging, Inc.(a)	188,555	7,125,494

Common Stocks (continued)
Issuer	Shares	Value ($)
EMC Corp.	495,000	12,771,000

NetApp, Inc.	252,981	9,008,653

Seagate Technology PLC	63,700	3,349,346

Total		57,837,845

Total Information Technology		443,704,889

Total Common Stocks
(Cost: $364,926,381)		453,914,638

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.092%(b)(c)	1,364,852	1,364,852

Total Money Market Funds
(Cost: $1,364,852)		1,364,852

Total Investments
(Cost: $366,291,233)		455,279,490

Other Assets & Liabilities, Net		57,074

Net Assets		455,336,564

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at April 30, 2014.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,611,314	100,489,424	(122,735,886)	1,364,852	8,341	1,364,852

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Seligman Global Technology Fund

Portfolio of Investments (continued)

April 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	4,487,794	—	—	4,487,794

Health Care	849,082	—	—	849,082

Industrials	2,091,327	2,781,546	—	4,872,873

Information Technology	425,889,385	17,815,504	—	443,704,889

Total Equity Securities	433,317,588	20,597,050	—	453,914,638

Mutual Funds

Money Market Funds	1,364,852	—	—	1,364,852

Total Mutual Funds	1,364,852	—	—	1,364,852

Total	434,682,440	20,597,050	—	455,279,490

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Seligman Global Technology Fund

Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $364,926,381)	$453,914,638

Affiliated issuers (identified cost $1,364,852)	1,364,852

Total investments (identified cost $366,291,233)	455,279,490

Receivable for:

Investments sold	1,864,550

Capital shares sold	180,833

Dividends	110,200

Reclaims	6,813

Prepaid expenses	1,088

Other assets	26,437

Total assets	457,469,411

Liabilities

Payable for:

Investments purchased	1,353,286

Capital shares purchased	487,920

Investment management fees	10,581

Distribution and/or service fees	4,601

Transfer agent fees	78,074

Administration fees	743

Plan administration fees	1

Compensation of board members	22,702

Other expenses	174,939

Total liabilities	2,132,847

Net assets applicable to outstanding capital stock	$455,336,564

Represented by

Paid-in capital	$336,950,255

Excess of distributions over net investment income	(4,466,893)

Accumulated net realized gain	33,863,253

Unrealized appreciation (depreciation) on:

Investments	88,988,257

Foreign currency translations	1,692

Total — representing net assets applicable to outstanding capital stock	$455,336,564

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Seligman Global Technology Fund

Statement of Assets and Liabilities (continued)

April 30, 2014 (Unaudited)

Class A

Net assets	$352,744,902

Shares outstanding	13,227,746

Net asset value per share	$26.67

Maximum offering price per share(a)	$28.30

Class B

Net assets	$5,155,480

Shares outstanding	231,033

Net asset value per share	$22.31

Class C

Net assets	$72,287,256

Shares outstanding	3,240,492

Net asset value per share	$22.31

Class I

Net assets	$3,360

Shares outstanding	124

Net asset value per share(b)	$27.18

Class K

Net assets	$183,200

Shares outstanding	6,814

Net asset value per share	$26.89

Class R

Net assets	$7,385,048

Shares outstanding	284,116

Net asset value per share	$25.99

Class R4

Net assets	$92,328

Shares outstanding	3,384

Net asset value per share(b)	$27.29

Class R5

Net assets	$50,634

Shares outstanding	1,870

Net asset value per share	$27.08

Class Z

Net assets	$17,434,356

Shares outstanding	645,986

Net asset value per share	$26.99

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Seligman Global Technology Fund

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$1,650,627

Dividends — affiliated issuers	8,341

Foreign taxes withheld	(14,331)

Total income	1,644,637

Expenses:

Investment management fees	1,926,645

Distribution and/or service fees

Class A	436,189

Class B	28,613

Class C	357,909

Class R	18,026

Transfer agent fees

Class A	410,489

Class B	6,735

Class C	84,202

Class K	45

Class R	8,482

Class R4	88

Class R5	18

Class Z	19,849

Administration fees	135,203

Plan administration fees

Class K	223

Compensation of board members	9,693

Custodian fees	7,413

Printing and postage fees	44,423

Registration fees	51,811

Professional fees	25,227

Other	42,487

Total expenses	3,613,770

Net investment loss	(1,969,133)

Net realized gain (loss) on:

Investments	39,093,926

Foreign currency translations	(6,889)

Net realized gain	39,087,037

Net change in unrealized appreciation (depreciation) on:

Investments	9,337,341

Foreign currency translations	547

Net change in unrealized appreciation (depreciation)	9,337,888

Net realized and unrealized gain	48,424,925

Net increase in net assets resulting from operations	$46,455,792

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Seligman Global Technology Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations

Net investment loss	$(1,969,133)	$(3,428,488)

Net realized gain	39,087,037	25,411,636

Net change in unrealized appreciation (depreciation)	9,337,888	61,651,526

Net increase in net assets resulting from operations	46,455,792	83,634,674

Distributions to shareholders

Net realized gains

Class A	(7,886,387)	—

Class B	(162,300)	—

Class C	(1,937,072)	—

Class I	(322)	—

Class K	(3,999)	—

Class R	(176,715)	—

Class R4	(1,491)	—

Class R5	(1,944)	—

Class Z	(375,160)	—

Total distributions to shareholders	(10,545,390)	—

Increase (decrease) in net assets from capital stock activity	(21,837,360)	(56,758,309)

Total increase in net assets	14,073,042	26,876,365

Net assets at beginning of period	441,263,522	414,387,157

Net assets at end of period	$455,336,564	$441,263,522

Excess of distributions over net investment income	$(4,466,893)	$(2,497,760)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Seligman Global Technology Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	409,486	10,722,178	1,548,551	36,342,396

Distributions reinvested	291,228	7,254,492	—	—

Redemptions	(1,393,585)	(35,884,355)	(3,146,164)	(69,241,743)

Net decrease	(692,871)	(17,907,685)	(1,597,613)	(32,899,347)

Class B shares

Subscriptions	2,529	54,951	14,831	278,454

Distributions reinvested	7,477	156,267	—	—

Redemptions(b)	(70,308)	(1,545,677)	(184,051)	(3,510,463)

Net decrease	(60,302)	(1,334,459)	(169,220)	(3,232,009)

Class C shares

Subscriptions	77,582	1,689,404	143,734	2,719,998

Distributions reinvested	75,467	1,576,497	—	—

Redemptions	(246,287)	(5,383,881)	(583,486)	(10,939,231)

Net decrease	(93,238)	(2,117,980)	(439,752)	(8,219,233)

Class I shares

Redemptions	(420)	(11,802)	—	—

Net increase (decrease)	(420)	(11,802)	—	—

Class K shares

Subscriptions	38	986	108	2,553

Distributions reinvested	155	3,888	—	—

Redemptions	(133)	(3,650)	(4,802)	(108,347)

Net increase (decrease)	60	1,224	(4,694)	(105,794)

Class R shares

Subscriptions	46,160	1,174,911	95,752	2,087,006

Distributions reinvested	6,067	147,429	—	—

Redemptions	(71,677)	(1,802,107)	(205,630)	(4,467,560)

Net decrease	(19,450)	(479,767)	(109,878)	(2,380,554)

Class R4 shares

Subscriptions	2,930	75,744	900	20,600

Distributions reinvested	56	1,418	—	—

Redemptions	(282)	(7,332)	(220)	(5,101)

Net increase	2,704	69,830	680	15,499

Class R5 shares

Subscriptions	1,087	27,667	643	13,736

Distributions reinvested	69	1,754	—	—

Redemptions	(1,619)	(44,066)	(6,466)	(135,305)

Net decrease	(463)	(14,645)	(5,823)	(121,569)

Class Z shares

Subscriptions	71,216	1,871,641	313,100	6,841,328

Distributions reinvested	5,437	136,894	—	—

Redemptions	(78,314)	(2,050,611)	(758,448)	(16,656,630)

Net decrease	(1,661)	(42,076)	(445,348)	(9,815,302)

Total net decrease	(865,641)	(21,837,360)	(2,771,648)	(56,758,309)

(a)	Class R4 shares are for the period from November 8, 2012 (commencement of operations) to October 31, 2013.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Seligman Global Technology Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended April 30, 2014		Year Ended October 31,
Class A	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$24.60		$20.07		$20.16		$20.24		$16.50		$11.77

Income from investment operations:

Net investment loss	(0.10)		(0.16)		(0.15)		(0.15)		(0.16)		(0.20)

Net realized and unrealized gain	2.76		4.69		0.04		0.21		3.87		4.74

Total from investment operations	2.66		4.53		(0.11)		0.06		3.71		4.54

Less distributions to shareholders:

Net investment income	—		—		—		(0.14)		—		—

Net realized gains	(0.59)		—		—		—		—		—

Total distributions to shareholders	(0.59)		—		—		(0.14)		—		—

Proceeds from regulatory settlements	—		—		0.02		—		0.03		0.19

Net asset value, end of period	$26.67		$24.60		$20.07		$20.16		$20.24		$16.50

Total return	10.98%		22.57%		(0.45	%)(a)	0.26%		22.67	%(b)	40.19	%(c)

Ratios to average net assets(d)

Total gross expenses	1.48	%(e)	1.55%		1.50%		1.49%		1.67%		1.92%

Total net expenses(f)	1.48	%(e)	1.50	%(g)	1.40	%(g)	1.49	%(g)	1.57%		1.91%

Net investment loss	(0.75	%)(e)	(0.70%)		(0.70%)		(0.70%)		(0.89%)		(1.46%)

Supplemental data

Net assets, end of period (in thousands)	$352,745		$342,423		$311,523		$364,366		$418,600		$325,790

Portfolio turnover	51%		81%		88%		95%		111%		150%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.16%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 1.61%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Seligman Global Technology Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class B	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$20.75		$17.06		$17.27		$17.35		$14.25		$10.24

Income from investment operations:

Net investment loss	(0.16)		(0.27)		(0.27)		(0.26)		(0.26)		(0.26)

Net realized and unrealized gain	2.31		3.96		0.04		0.18		3.33		4.11

Total from investment operations	2.15		3.69		(0.23)		(0.08)		3.07		3.85

Less distributions to shareholders:

Net realized gains	(0.59)		—		—		—		—		—

Total distributions to shareholders	(0.59)		—		—		—		—		—

Proceeds from regulatory settlements	—		—		0.02		—		0.03		0.16

Net asset value, end of period	$22.31		$20.75		$17.06		$17.27		$17.35		$14.25

Total return	10.56%		21.63%		(1.22	%)(a)	(0.46%)		21.75	%(b)	39.16	%(c)

Ratios to average net assets(d)

Total gross expenses	2.23	%(e)	2.30%		2.26%		2.25%		2.44%		2.64%

Total net expenses(f)	2.23	%(e)	2.25	%(g)	2.17	%(g)	2.25	%(g)	2.34%		2.63%

Net investment loss	(1.49	%)(e)	(1.43%)		(1.47%)		(1.47%)		(1.66%)		(2.21%)

Supplemental data

Net assets, end of period (in thousands)	$5,155		$6,045		$7,858		$12,499		$19,558		$21,966

Portfolio turnover	51%		81%		88%		95%		111%		150%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.18%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 1.61%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Seligman Global Technology Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class C	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$20.74		$17.06		$17.26		$17.37		$14.25		$10.25

Income from investment operations:

Net investment loss	(0.16)		(0.28)		(0.26)		(0.26)		(0.26)		(0.26)

Net realized and unrealized gain	2.32		3.96		0.04		0.17		3.35		4.10

Total from investment operations	2.16		3.68		(0.22)		(0.09)		3.09		3.84

Less distributions to shareholders:

Net investment income	—		—		—		(0.02)		—		—

Net realized gains	(0.59)		—		—		—		—		—

Total distributions to shareholders	(0.59)		—		—		(0.02)		—		—

Proceeds from regulatory settlements	—		—		0.02		—		0.03		0.16

Net asset value, end of period	$22.31		$20.74		$17.06		$17.26		$17.37		$14.25

Total return	10.61%		21.57%		(1.16	%)(a)	(0.51%)		21.89	%(b)	39.02	%(c)

Ratios to average net assets(d)

Total gross expenses	2.23	%(e)	2.30%		2.25%		2.25%		2.43%		2.70%

Total net expenses(f)	2.23	%(e)	2.25	%(g)	2.15	%(g)	2.25	%(g)	2.33%		2.69%

Net investment loss	(1.50	%)(e)	(1.45%)		(1.45%)		(1.45%)		(1.65%)		(2.24%)

Supplemental data

Net assets, end of period (in thousands)	$72,287		$69,151		$64,360		$72,162		$80,128		$69,849

Portfolio turnover	51%		81%		88%		95%		111%		150%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.18%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 1.61%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Seligman Global Technology Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class I	(Unaudited)		2013	2012		2011	2010		2009(a)
Per share data
Net asset value, beginning of period	$25.00		$20.30	$20.31		$20.37	$16.52		$15.56

Income from investment operations:

Net investment loss	(0.03)		(0.05)	(0.06)		(0.06)	(0.08)		(0.03)

Net realized and unrealized gain	2.80		4.75	0.03		0.22	3.90		0.99

Total from investment operations	2.77		4.70	(0.03)		0.16	3.82		0.96

Less distributions to shareholders:

Net investment income	—		—	—		(0.22)	—		—

Net realized gains	(0.59)		—	—		—	—		—

Total distributions to shareholders	(0.59)		—	—		(0.22)	—		—

Proceeds from regulatory settlements	—		—	0.02		—	0.03		—

Net asset value, end of period	$27.18		$25.00	$20.30		$20.31	$20.37		$16.52

Total return	11.26%		23.15%	(0.05	%)(b)	0.77%	23.31	%(c)	6.17%

Ratios to average net assets(d)

Total gross expenses	0.99	%(e)	1.04%	1.00%		1.09%	1.17%		1.07	%(e)

Total net expenses(f)	0.99	%(e)	1.03%	0.97%		1.09%	1.12%		1.07	%(e)

Net investment loss	(0.21	%)(e)	(0.23%)	(0.26%)		(0.28%)	(0.45%)		(0.76	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$3		$14	$11		$11	$28,563		$23,827

Portfolio turnover	51%		81%	88%		95%	111%		150%

Notes to Financial Highlights

(a)	For the period from August 3, 2009 (commencement of operations) to October 31, 2009.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.16%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Seligman Global Technology Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class K	(Unaudited)		2013	2012		2011	2010		2009(a)
Per share data
Net asset value, beginning of period	$24.77		$20.18	$20.22		$20.29	$16.51		$15.56

Income from investment operations:

Net investment loss	(0.07)		(0.12)	(0.10)		(0.10)	(0.14)		(0.04)

Net realized and unrealized gain	2.78		4.71	0.04		0.20	3.89		0.99

Total from investment operations	2.71		4.59	(0.06)		0.10	3.75		0.95

Less distributions to shareholders:

Net investment income	—		—	—		(0.17)	—		—

Net realized gains	(0.59)		—	—		—	—		—

Total distributions to shareholders	(0.59)		—	—		(0.17)	—		—

Proceeds from regulatory settlements	—		—	0.02		—	0.03		—

Net asset value, end of period	$26.89		$24.77	$20.18		$20.22	$20.29		$16.51

Total return	11.11%		22.75%	(0.20	%)(b)	0.48%	22.89	%(c)	6.10%

Ratios to average net assets(d)

Total gross expenses	1.30	%(e)	1.34%	1.30%		1.29%	1.48%		1.38	%(e)

Total net expenses(f)	1.30	%(e)	1.32%	1.16%		1.29%	1.42%		1.38	%(e)

Net investment loss	(0.57	%)(e)	(0.52%)	(0.45%)		(0.50%)	(0.75%)		(1.07	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$183		$167	$231		$432	$534		$289

Portfolio turnover	51%		81%	88%		95%	111%		150%

Notes to Financial Highlights

(a)	For the period from August 3, 2009 (commencement of operations) to October 31, 2009.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.16%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Seligman Global Technology Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class R	(Unaudited)		2013		2012		2011		2010		2009
Per share data
Net asset value, beginning of period	$24.02		$19.65		$19.78		$19.88		$16.25		$11.62

Income from investment operations:

Net investment loss	(0.13)		(0.21)		(0.19)		(0.19)		(0.22)		(0.23)

Net realized and unrealized gain	2.69		4.58		0.04		0.19		3.82		4.68

Total from investment operations	2.56		4.37		(0.15)		—		3.60		4.45

Less distributions to shareholders:

Net investment income	—		—		—		(0.10)		—		—

Net realized gains	(0.59)		—		—		—		—		—

Total distributions to shareholders	(0.59)		—		—		(0.10)		—		—

Proceeds from regulatory settlements	—		—		0.02		—		0.03		0.18

Net asset value, end of period	$25.99		$24.02		$19.65		$19.78		$19.88		$16.25

Total return	10.83%		22.24%		(0.66	%)(a)	(0.04%)		22.34	%(b)	39.85	%(c)

Ratios to average net assets(d)

Total gross expenses	1.73	%(e)	1.80%		1.75%		1.74%		1.95%		2.17%

Total net expenses(f)	1.73	%(e)	1.75	%(g)	1.65	%(g)	1.74	%(g)	1.90%		2.17%

Net investment loss	(1.00	%)(e)	(0.94%)		(0.94%)		(0.95%)		(1.22%)		(1.70%)

Supplemental data

Net assets, end of period (in thousands)	$7,385		$7,291		$8,124		$9,787		$9,158		$5,131

Portfolio turnover	51%		81%		88%		95%		111%		150%

Notes to Financial Highlights

(a)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.16%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 1.61%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Seligman Global Technology Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class R4	(Unaudited)		2013(a)
Per share data
Net asset value, beginning of period	$25.12		$20.20

Income from investment operations:

Net investment loss	(0.07)		(0.12)

Net realized and unrealized gain	2.83		5.04

Total from investment operations	2.76		4.92

Less distributions to shareholders:

Net realized gains	(0.59)		—

Total distributions to shareholders	(0.59)		—

Net asset value, end of period	$27.29		$25.12

Total return	11.16%		24.36%

Ratios to average net assets(b)

Total gross expenses	1.24	%(c)	1.33	%(c)

Total net expenses(d)	1.24	%(c)	1.29	%(c)(e)

Net investment loss	(0.55	%)(c)	(0.53	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$92		$17

Portfolio turnover	51%		81%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to October 31, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Seligman Global Technology Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class R5	(Unaudited)		2013	2012		2011	2010		2009(a)
Per share data
Net asset value, beginning of period	$24.92		$20.25	$20.27		$20.35	$16.52		$15.56

Income from investment operations:

Net investment loss	(0.04)		(0.04)	(0.05)		(0.05)	(0.42)		(0.02)

Net realized and unrealized gain	2.79		4.71	0.01		0.19	4.22		0.98

Total from investment operations	2.75		4.67	(0.04)		0.14	3.80		0.96

Less distributions to shareholders:

Net investment income	—		—	—		(0.22)	—		—

Net realized gains	(0.59)		—	—		—	—		—

Total distributions to shareholders	(0.59)		—	—		(0.22)	—		—

Proceeds from regulatory settlements	—		—	0.02		—	0.03		—

Net asset value, end of period	$27.08		$24.92	$20.25		$20.27	$20.35		$16.52

Total return	11.21%		23.06%	(0.10	%)(b)	0.66%	23.18	%(c)	6.17%

Ratios to average net assets(d)

Total gross expenses	1.05	%(e)	1.08%	1.06%		1.03%	1.28%		1.18	%(e)

Total net expenses(f)	1.05	%(e)	1.06%	0.99%		1.03%	1.13%		1.18	%(e)

Net investment loss	(0.31	%)(e)	(0.16%)	(0.23%)		(0.21%)	(2.23%)		(0.56	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$51		$58	$165		$33	$25,932		$5

Portfolio turnover	51%		81%	88%		95%	111%		150%

Notes to Financial Highlights

(a)	For the period from August 3, 2009 (commencement of operations) to October 31, 2009.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.16%.

(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia Seligman Global Technology Fund

Financial Highlights (continued)

	Six Months Ended April 30, 2014		Year Ended October 31,
Class Z	(Unaudited)		2013		2012		2011		2010(a)
Per share data
Net asset value, beginning of period	$24.85		$20.23		$20.26		$20.36		$19.28

Income from investment operations:

Net investment loss	(0.07)		(0.10)		(0.09)		(0.06)		(0.03)

Net realized and unrealized gain	2.80		4.72		0.04		0.18		1.11

Total from investment operations	2.73		4.62		(0.05)		0.12		1.08

Less distributions to shareholders:

Net investment income	—		—		—		(0.22)		—

Net realized gains	(0.59)		—		—		—		—

Total distributions to shareholders	(0.59)		—		—		(0.22)		—

Proceeds from regulatory settlements	—		—		0.02		—		—

Net asset value, end of period	$26.99		$24.85		$20.23		$20.26		$20.36

Total return	11.16%		22.84%		(0.15	%)(b)	0.55%		5.60%

Ratios to average net assets(c)

Total gross expenses	1.23	%(d)	1.30%		1.23%		1.14%		1.31	%(d)

Total net expenses(e)	1.23	%(d)	1.24	%(f)	1.13	%(f)	1.14	%(f)	1.28	%(d)

Net investment loss	(0.50	%)(d)	(0.42%)		(0.42%)		(0.30%)		(1.57	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$17,434		$16,097		$22,115		$20,020		$3

Portfolio turnover	51%		81%		88%		95%		111%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Columbia Seligman Global Technology Fund

Notes to Financial Statements

April 30, 2014 (Unaudited)

Note 1. Organization

Columbia Seligman Global Technology Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other eligible investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain other eligible investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to certain eligible investors, which are subject to different investment minimums.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations,

22	Semiannual Report 2014

Columbia Seligman Global Technology Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains

Semiannual Report 2014	23

Columbia Seligman Global Technology Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.855% to 0.725% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended April 30, 2014 was 0.855% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2014 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended April 30, 2014, other expenses paid to this company were $1,027.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

24	Semiannual Report 2014

Columbia Seligman Global Technology Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

For the six months ended April 30, 2014, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.24%
Class B	0.24
Class C	0.24
Class K	0.05
Class R	0.24
Class R4	0.24
Class R5	0.05
Class Z	0.24

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At April 30, 2014, the Fund’s total potential future obligation over the life of the Guaranty is $202,528. The liability remaining at April 30, 2014 for non-recurring charges associated with the lease amounted to $120,572 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2014, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $161,000 and $4,342,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $101,230 for Class A, $1,157 for Class B and $280 for Class C shares for the six months ended April 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	March 1, 2014 through February 28, 2015 (%)	Prior to March 1, 2014 (%)
Class A	1.53	1.56
Class B	2.28	2.31
Class C	2.28	2.31
Class I	1.10	1.12
Class K	1.40	1.42
Class R	1.78	1.81
Class R4	1.28	1.31
Class R5	1.15	1.17
Class Z	1.28	1.31

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement

Semiannual Report 2014	25

Columbia Seligman Global Technology Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2014, the cost of investments for federal income tax purposes was approximately $366,291,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$99,217,000
Unrealized depreciation	(10,229,000)
Net unrealized appreciation	$88,988,000

The following capital loss carryforward, determined as of October 31, 2013, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	3,028,902

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $2,479,186 at October 31, 2013 as arising on November 1, 2013.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $222,394,178 and $229,097,390, respectively, for the six months ended April 30, 2014.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At April 30, 2014, one unaffiliated shareholder of record owned 10.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Effective December 10, 2013, the Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. Prior to December 10, 2013, the commitment fee was charged at the annual rate of 0.08% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended April 30, 2014.

26	Semiannual Report 2014

Columbia Seligman Global Technology Fund

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014	27

Columbia Seligman Global Technology Fund

Approval of Investment Management Services Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Seligman Global Technology Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain its key portfolio management personnel. The Independent Trustees also recalled Columbia Management’s representation that additional staff has been added to support the vigorous application of the “5P” review process, to which all internally-managed Funds are subject.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund’s Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

28	Semiannual Report 2014

Columbia Seligman Global Technology Fund

Approval of Investment Management Services Agreement (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the management team) had been taken or are contemplated to help improve the Fund’s performance.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Management’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe’s median expense ratio. It was observed that various proposals concerning the Funds’ transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds’ pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) a 2013 report provided to the Board by an independent consulting firm, Bobroff Consulting, concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2014	29

Columbia Seligman Global Technology Fund

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Columbia Seligman Global Technology Fund

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Columbia Seligman Global Technology Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	33

Columbia Seligman Global Technology Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR220_10_D01_(06/14)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust II

By (Signature and Title) /s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date June 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date June 20, 2014

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date June 20, 2014